UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta 270 Park Avenue New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2010 through February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2011

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2011

Fears about systemic fallout from the European debt crisis weighed on investors’ confidence early in the reporting period, as the market seemed skeptical about the unity of European leaders and concerned about the impact that austerity measures would have on growth in the region. Investors’ appetite for risk started to recover in August 2010 and was supported for the remainder of the reporting period by strong corporate earnings, better-than-expected economic data, returning merger and acquisition activity and accommodative policies from the U.S. Federal Reserve. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut. In the end, U.S. equities gained for the reporting period, with the S&P 500 Index advancing 22.57%.

Overall, U.S. Treasury yields finished the reporting period lower, sending the prices for U.S. Treasuries higher (bond prices generally increase when their yields decrease). However, the reporting period was defined by two separate interest rate environments. Rates steadily declined during the first half of the reporting period and then reversed course in the fourth quarter of 2010, continuing this upward momentum through the end of the reporting period. Meanwhile, the breakeven inflation rate, which measures investors’ expectations for inflation, followed a path similar to interest rates. Breakeven inflation rates decreased until September 2010 when surging commodities prices and the declining U.S. dollar led to concerns that rising input and import costs would be passed through to consumers and potentially stoke inflation.

Spread sectors (non U.S. Treasuries) outperformed U.S. Treasuries during the reporting period. Supply/demand continued to be favorable in the non-agency mortgage-backed security market, outweighing concerns about the fundamentals of the housing market. Supply for non-agency mortgage-backed securities continued to decline, while demand was strong due to the sector’s high yield relative to other areas of the fixed income market. This favorable environment helped support the non-agency mortgage market. The high yield market (also known as junk bonds) was supported by strong corporate balance sheets, improving corporate revenue and a robust primary issuance market, which provided companies with access to liquidity and the ability to roll over debt at attractive levels.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	7.71%
Barclays Capital U.S. Aggregate Index	4.93%

Net Assets as of 2/28/2011 (In Thousands)	$3,022,640
Duration as of 2/28/2011	4.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s overweight of mortgage securities drove its relative outperformance versus the Barclays Capital U.S. Aggregate Index (“Benchmark”). The Fund’s non-agency residential mortgage-backed securities, which are not represented in the Benchmark, were particularly strong, supported by a favorable supply and demand environment. The Fund’s underweight in the credit sector (corporate and non-corporate debt) hurt relative performance, as this sector performed well during the reporting period. The Fund’s underweight in the commercial mortgage-backed securities (“CMBS”) sector also hurt relative performance, as this sector was supported by a favorable supply/demand environment.

Meanwhile, the Fund’s underweight of U.S. Treasuries benefited the Fund’s relative performance during the reporting period as these securities underperformed other areas of the fixed income market. The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also helped the Fund’s relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.2%
U.S. Treasury Obligations	24.9
Corporate Bonds	17.2
Mortgage Pass-Through Securities	6.9
Asset-Backed Securities	2.7
Commercial Mortgage-Backed Securities	1.8
Others (each less than 1%)	1.1
Short-Term Investment	3.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	7.71%	7.28%	7.24%	6.31%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2011. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a

broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	22.38%
S&P 500 Index**	22.57%

Net Assets as of 2/28/2011 (In Thousands)	$341,196

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund slightly underperformed the S&P 500 Index (the “Benchmark”) for the twelve months ended February 28, 2011. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

The Benchmark gained 22.57% for the twelve months ended February 28, 2011, as strong corporate earnings, better-than-expected economic data, returning merger and acquisition activity and accommodative policies from the U.S. Federal Reserve buoyed investor sentiment. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut.

All sectors represented in the Benchmark and the Fund posted positive absolute returns. The health care and consumer staples sectors generated the lowest absolute returns, while the energy and materials sectors produced the strongest returns.

HOW WAS THE FUND POSITIONED?

The Fund was managed in strict conformity with a full replication index strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark. The Fund was generally 100% invested and used index futures contracts to manage daily cash flows and maintain market exposure in line with the Benchmark. The transaction costs associated with implementing the strategy were minimized to lessen their impact on performance. Regardless of the market outlook, the Fund’s strategy did not change, as it continued to follow the full-replication index strategy.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Exxon Mobil Corp.	3.5%
2.	Apple, Inc.	2.6
3.	General Electric Co.	1.8
4.	Chevron Corp.	1.7
5.	International Business Machines Corp.	1.6
6.	Microsoft Corp.	1.6
7.	JPMorgan Chase & Co.	1.5
8.	Procter & Gamble Co. (The)	1.4
9.	Wells Fargo & Co.	1.4
10.	Johnson & Johnson	1.4

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	18.4%
Financials	15.8
Energy	13.0
Industrials	11.0
Health Care	10.7
Consumer Discretionary	10.4
Consumer Staples	10.0
Materials	3.6
Utilities	3.1
Telecommunication Services	2.9
Government	0.1
Investment Company	0.1
Short-Term Investment	0.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	22.38%	2.06%	2.75%	3.65%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to February 28, 2011. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	5.72%
Barclays Capital Intermediate U.S. Government/Credit Index	4.36%

Net Assets as of 2/28/2011 (In Thousands)	$366,920
Duration as of 2/28/2011	4.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s overweight of mortgage securities drove its relative outperformance versus the Barclays Capital Intermediate U.S. Government/Credit Index (“Benchmark”). The Fund’s non-agency residential mortgage-backed securities, which are not represented in the Benchmark, were particularly strong, supported by a favorable supply and demand environment. The Fund’s underweight in the credit sector (corporate and non-corporate debt) hurt relative performance, as this sector performed well during the reporting period.

Meanwhile, the Fund’s underweight of U.S. Treasuries benefited the Fund’s relative performance during the reporting period as these securities underperformed other areas of the fixed income market. The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also helped the Fund’s relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	33.1%
Collateralized Mortgage Obligations	30.0
Corporate Bonds	18.1
Mortgage Pass-Through Securities	9.5
U.S. Government Agency Securities	2.4
Asset-Backed Securities	2.1
Commercial Mortgage-Backed Securities	1.4
Others (each less than 1.0%)	0.2
Short-Term Investment	3.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	5.72%	6.16%	6.53%	5.69%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2011. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.7%
	AH Mortgage Advance Trust,
1,925	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,930
1,700	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	1,706
	Ally Auto Receivables Trust,
635	Series 2010-1, Class A3, 1.450%, 05/15/14	640
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,383
670	Series 2010-3, Class A4, 1.550%, 08/17/15	664
392	Series 2010-4, Class A3, 0.910%, 11/17/14	391
1,650	Series 2011-1, Class A2, 0.810%, 10/15/13	1,650
720	Series 2011-1, Class A3, 1.380%, 01/15/15	720
	AmeriCredit Automobile Receivables Trust,
2,172	Series 2006-BG, Class A4, 5.210%, 09/06/13	2,196
570	Series 2008-AF, Class A4, 6.960%, 10/14/14	608
151	Series 2010-1, Class A2, 0.970%, 01/15/13	151
235	Series 2010-1, Class A3, 1.660%, 03/17/14	237
890	Series 2010-3, Class A3, 1.140%, 04/08/15	888
1,500	Series 2010-4, Class A2, 0.960%, 05/08/14	1,501
375	Series 2010-4, Class A3, 1.270%, 04/08/15	375
815	Series 2011-1, Class A2, 0.840%, 06/09/14	815
375	Series 2011-1, Class A3, 1.390%, 09/08/15	375
843	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	841
	Bank of America Auto Trust,
1,761	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	1,779
998	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,005
645	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	649
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	483
887	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.632%, 04/25/36	676
685	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	690
600	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	594
2,131	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,043
1,500	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	1,500
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,557

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

800	Series 2007-A3, Class A3, 6.150%, 06/15/39	939
633	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.641%, 12/25/33	577
	CNH Equipment Trust,
510	Series 2008-B, Class A4A, 5.600%, 11/17/14	525
350	Series 2009-C, Class A3, 1.850%, 12/16/13	352
1,102	Series 2010-A, Class A3, 1.540%, 07/15/14	1,110
1,500	Series 2010-C, Class A3, 1.170%, 05/15/15	1,499
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.862%, 10/25/34	614
389	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	278
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,115
300	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.362%, 12/25/36	278
	Ford Credit Auto Owner Trust,
450	Series 2009-B, Class A3, 2.790%, 08/15/13	456
500	Series 2009-B, Class A4, 4.500%, 07/15/14	530
466	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	427
	Harley-Davidson Motorcycle Trust,
525	Series 2010-1, Class A2, 0.830%, 11/15/13	525
540	Series 2010-1, Class A3, 1.160%, 02/15/15	540
	Honda Auto Receivables Owner Trust,
448	Series 2009-2, Class A3, 2.790%, 01/15/13	452
550	Series 2011-1, Class A4, 1.800%, 04/17/17	550
	HSBC Home Equity Loan Trust,
1,430	Series 2006-1, Class A1, VAR, 0.422%, 01/20/36	1,325
1,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,023
2,763	Series 2007-3, Class APT, VAR, 1.463%, 11/20/36	2,555
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	639
710	Series 2010-B, Class A4, 1.630%, 03/15/17	700
515	Series 2011-A, Class A3, 1.160%, 04/15/15	515
520	Series 2011-A, Class A4, 1.780%, 12/15/15	520
300	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.461%, 03/25/36	191
168	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	169

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
797	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e)	795
1,923	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.611%, 07/25/34 (e)	1,862
	Long Beach Mortgage Loan Trust,
504	Series 2006-8, Class 2A2, VAR, 0.352%, 09/25/36	192
862	Series 2006-WL2, Class 2A3, VAR, 0.461%, 01/25/36	707
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,969
550	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	555
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.261%, 12/26/22 (e)	10,041
1,594	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.614%, 12/07/20	1,595
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	979
	Nissan Auto Receivables Owner Trust,
750	Series 2010-A, Class A3, 0.870%, 07/15/14	749
450	Series 2010-A, Class A4, 1.310%, 09/15/16	447
617	PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	615
2,490	Real Estate Asset Trust, Series 2011-1A, Class A1, 5.500%, 11/25/48 (e) (f) (i)	2,496
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	170
	Santander Drive Auto Receivables Trust,
720	Series 2010-3, Class A2, 0.930%, 06/17/13	720
580	Series 2010-3, Class A3, 1.200%, 06/16/14	581
350	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.532%, 06/25/35	327
448	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	451
	Toyota Auto Receivables Owner Trust,
1,540	Series 2010-C, Class A3, 0.770%, 04/15/14	1,538
1,435	Series 2011-A, Class A3, 0.980%, 10/15/14	1,427
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,540
1,060	USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	1,067

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,396

		Total Asset-Backed Securities (Cost $80,167)	80,670

Collateralized Mortgage Obligations — 42.1%
		Agency CMO — 28.6%
		Federal Home Loan Banks,
1,485		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,565
3,029		Series 2000-1067, Class 1, 5.300%, 06/15/12	3,177
2,227		Series TQ-2015, Class A, 5.065%, 10/20/15	2,389
397		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	438
		Federal Home Loan Mortgage Corp. REMICS,
47		Series 11, Class D, 9.500%, 07/15/19	51
18		Series 22, Class C, 9.500%, 04/15/20	20
28		Series 23, Class F, 9.600%, 04/15/20	31
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
2		Series 47, Class F, 10.000%, 06/15/20	3
10		Series 99, Class Z, 9.500%, 01/15/21	11
—	(h)	Series 204, Class E, HB, IF, 1,826.308%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
11		Series 1065, Class J, 9.000%, 04/15/21	12
3		Series 1079, Class S, HB, IF, 32.937%, 05/15/21	6
16		Series 1084, Class F, VAR, 1.262%, 05/15/21	15
11		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	21
25		Series 1116, Class I, 5.500%, 08/15/21	27
20		Series 1144, Class KB, 8.500%, 09/15/21	23
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	14
27		Series 1250, Class J, 7.000%, 05/15/22	31
42		Series 1343, Class LA, 8.000%, 08/15/22	49
53		Series 1343, Class LB, 7.500%, 08/15/22	64
84		Series 1370, Class JA, VAR, 1.463%, 09/15/22	84
83		Series 1455, Class WB, IF, 4.519%, 12/15/22	78
413		Series 1466, Class PZ, 7.500%, 02/15/23	464
7		Series 1470, Class F, VAR, 2.508%, 02/15/23	7
462		Series 1498, Class I, VAR, 1.463%, 04/15/23	462
592		Series 1502, Class PX, 7.000%, 04/15/23	597
77		Series 1505, Class Q, 7.000%, 05/15/23	85
185		Series 1518, Class G, IF, 8.748%, 05/15/23	228

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
61	Series 1541, Class M, HB, IF, 21.553%, 07/15/23	89
166	Series 1541, Class O, VAR, 2.840%, 07/15/23	172
16	Series 1570, Class F, VAR, 3.008%, 08/15/23	17
620	Series 1573, Class PZ, 7.000%, 09/15/23	688
391	Series 1591, Class PV, 6.250%, 10/15/23	417
24	Series 1595, Class D, 7.000%, 10/15/13	25
75	Series 1596, Class D, 6.500%, 10/15/13	75
27	Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	42
17	Series 1607, Class SA, IF, 19.312%, 10/15/13	19
1,664	Series 1608, Class L, 6.500%, 09/15/23	1,881
463	Series 1609, Class LG, IF, 16.656%, 11/15/23	569
856	Series 1638, Class H, 6.500%, 12/15/23	989
724	Series 1642, Class PJ, 6.000%, 11/15/23	760
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	18
18	Series 1686, Class SH, IF, 18.534%, 02/15/24	30
255	Series 1695, Class EB, 7.000%, 03/15/24	283
48	Series 1699, Class FC, VAR, 0.912%, 03/15/24	48
251	Series 1700, Class GA, PO, 02/15/24	218
689	Series 1706, Class K, 7.000%, 03/15/24	794
23	Series 1709, Class FA, VAR, 2.570%, 03/15/24	24
58	Series 1745, Class D, 7.500%, 08/15/24	67
1,793	Series 1760, Class ZD, VAR, 2.920%, 02/15/24	1,872
581	Series 1798, Class F, 5.000%, 05/15/23	621
9	Series 1807, Class G, 9.000%, 10/15/20	10
167	Series 1829, Class ZB, 6.500%, 03/15/26	186
17	Series 1844, Class E, 6.500%, 10/15/13	19
172	Series 1863, Class Z, 6.500%, 07/15/26	190
39	Series 1865, Class D, PO, 02/15/24	27
104	Series 1890, Class H, 7.500%, 09/15/26	118
334	Series 1899, Class ZE, 8.000%, 09/15/26	379
17	Series 1935, Class FL, VAR, 1.012%, 02/15/27	17
227	Series 1963, Class Z, 7.500%, 01/15/27	255
34	Series 1970, Class PG, 7.250%, 07/15/27	38
363	Series 1981, Class Z, 6.000%, 05/15/27	401
167	Series 1987, Class PE, 7.500%, 09/15/27	193
389	Series 2019, Class Z, 6.500%, 12/15/27	450
68	Series 2025, Class PE, 6.300%, 01/15/13	68
122	Series 2033, Class SN, HB, IF, 24.659%, 03/15/24	59
332	Series 2038, Class PN, IO, 7.000%, 03/15/28	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
632	Series 2040, Class PE, 7.500%, 03/15/28	726
116	Series 2043, Class CJ, 6.500%, 04/15/28	131
493	Series 2054, Class PV, 7.500%, 05/15/28	515
140	Series 2055, Class OE, 6.500%, 05/15/13	140
997	Series 2075, Class PH, 6.500%, 08/15/28	1,152
1,120	Series 2075, Class PM, 6.250%, 08/15/28	1,191
394	Series 2086, Class GB, 6.000%, 09/15/28	417
428	Series 2089, Class PJ, IO, 7.000%, 10/15/28	91
1,656	Series 2095, Class PE, 6.000%, 11/15/28	1,819
337	Series 2102, Class TC, 6.000%, 12/15/13	354
220	Series 2102, Class TU, 6.000%, 12/15/13	231
903	Series 2115, Class PE, 6.000%, 01/15/14	938
520	Series 2125, Class JZ, 6.000%, 02/15/29	556
105	Series 2132, Class SB, HB, IF, 29.423%, 03/15/29	158
76	Series 2134, Class PI, IO, 6.500%, 03/15/19	12
25	Series 2135, Class UK, IO, 6.500%, 03/15/14	2
512	Series 2136, Class PG, 6.000%, 03/15/29	562
57	Series 2141, Class IO, IO, 7.000%, 04/15/29	12
128	Series 2163, Class PC, IO, 7.500%, 06/15/29	28
1,507	Series 2169, Class TB, 7.000%, 06/15/29	1,780
715	Series 2172, Class QC, 7.000%, 07/15/29	794
712	Series 2176, Class OJ, 7.000%, 08/15/29	806
368	Series 2201, Class C, 8.000%, 11/15/29	446
284	Series 2209, Class TC, 8.000%, 01/15/30	323
460	Series 2210, Class Z, 8.000%, 01/15/30	528
126	Series 2224, Class CB, 8.000%, 03/15/30	153
292	Series 2230, Class Z, 8.000%, 04/15/30	331
241	Series 2234, Class PZ, 7.500%, 05/15/30	271
206	Series 2247, Class Z, 7.500%, 08/15/30	234
296	Series 2256, Class MC, 7.250%, 09/15/30	350
621	Series 2259, Class ZM, 7.000%, 10/15/30	692
24	Series 2261, Class ZY, 7.500%, 10/15/30	27
71	Series 2262, Class Z, 7.500%, 10/15/30	80
615	Series 2271, Class PC, 7.250%, 12/15/30	727
1,341	Series 2283, Class K, 6.500%, 12/15/23	1,444
344	Series 2296, Class PD, 7.000%, 03/15/31	388
110	Series 2306, Class K, PO, 05/15/24	97
259	Series 2306, Class SE, IF, IO, 7.180%, 05/15/24	48
337	Series 2313, Class LA, 6.500%, 05/15/31	365
745	Series 2325, Class PM, 7.000%, 06/15/31	822
1,350	Series 2344, Class QG, 6.000%, 08/15/16	1,450
3,985	Series 2344, Class ZD, 6.500%, 08/15/31	4,355
356	Series 2344, Class ZJ, 6.500%, 08/15/31	389

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
333	Series 2345, Class NE, 6.500%, 08/15/31	354
401	Series 2345, Class PQ, 6.500%, 08/15/16	427
454	Series 2351, Class PZ, 6.500%, 08/15/31	490
3,760	Series 2353, Class AZ, 6.000%, 09/15/31	4,037
522	Series 2353, Class TD, 6.000%, 09/15/16	557
426	Series 2355, Class BP, 6.000%, 09/15/16	457
271	Series 2359, Class PM, 6.000%, 09/15/16	288
1,613	Series 2359, Class ZB, 8.500%, 06/15/31	1,841
803	Series 2360, Class PG, 6.000%, 09/15/16	865
183	Series 2363, Class PF, 6.000%, 09/15/16	197
340	Series 2366, Class MD, 6.000%, 10/15/16	366
593	Series 2367, Class ME, 6.500%, 10/15/31	648
1,268	Series 2391, Class QR, 5.500%, 12/15/16	1,372
490	Series 2394, Class MC, 6.000%, 12/15/16	528
1,180	Series 2396, Class FM, VAR, 0.716%, 12/15/31	1,183
752	Series 2399, Class OH, 6.500%, 01/15/32	823
1,243	Series 2399, Class TH, 6.500%, 01/15/32	1,359
1,104	Series 2410, Class NG, 6.500%, 02/15/32	1,213
384	Series 2410, Class OE, 6.375%, 02/15/32	419
865	Series 2410, Class QS, IF, 18.809%, 02/15/32	1,080
348	Series 2410, Class QX, IF, IO, 8.384%, 02/15/32	63
948	Series 2412, Class SP, IF, 15.568%, 02/15/32	1,139
1,535	Series 2420, Class XK, 6.500%, 02/15/32	1,679
775	Series 2423, Class MC, 7.000%, 03/15/32	853
771	Series 2423, Class MT, 7.000%, 03/15/32	849
473	Series 2425, Class OB, 6.000%, 03/15/17	500
2,045	Series 2430, Class WF, 6.500%, 03/15/32	2,262
1,072	Series 2434, Class TC, 7.000%, 04/15/32	1,188
565	Series 2435, Class CJ, 6.500%, 04/15/32	631
1,255	Series 2435, Class VH, 6.000%, 07/15/19	1,279
963	Series 2436, Class MC, 7.000%, 04/15/32	1,065
669	Series 2444, Class ES, IF, IO, 7.684%, 03/15/32	131
432	Series 2450, Class GZ, 7.000%, 05/15/32	480
535	Series 2450, Class SW, IF, IO, 7.734%, 03/15/32	105
2,933	Series 2455, Class GK, 6.500%, 05/15/32	3,246
320	Series 2458, Class QE, 5.500%, 06/15/17	346
904	Series 2462, Class JG, 6.500%, 06/15/32	1,045
2,579	Series 2464, Class SI, IF, IO, 7.734%, 02/15/32	465
762	Series 2466, Class PG, 6.500%, 04/15/32	807
942	Series 2466, Class PH, 6.500%, 06/15/32	1,052
919	Series 2474, Class NR, 6.500%, 07/15/32	1,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
59	Series 2480, Class PV, 6.000%, 07/15/11	60
1,318	Series 2484, Class LZ, 6.500%, 07/15/32	1,524
2,260	Series 2500, Class MC, 6.000%, 09/15/32	2,468
164	Series 2503, Class BH, 5.500%, 09/15/17	179
823	Series 2508, Class AQ, 5.500%, 10/15/17	897
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,241
143	Series 2513, Class TG, 6.000%, 02/15/32	146
217	Series 2513, Class YO, PO, 02/15/32	217
908	Series 2515, Class DE, 4.000%, 03/15/32	943
656	Series 2518, Class PX, 5.500%, 09/15/13	687
24	Series 2519, Class BT, 8.500%, 09/15/31	25
824	Series 2535, Class BK, 5.500%, 12/15/22	901
1,783	Series 2537, Class TE, 5.500%, 12/15/17	1,938
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,218
2,449	Series 2544, Class HC, 6.000%, 12/15/32	2,672
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,778
25	Series 2565, Class MB, 6.000%, 05/15/30	25
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,623
1,690	Series 2568, Class KG, 5.500%, 02/15/23	1,834
253	Series 2571, Class SK, HB, IF, 33.354%, 09/15/23	423
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,132
821	Series 2586, Class WI, IO, 6.500%, 03/15/33	171
1,911	Series 2587, Class WX, 5.000%, 03/15/18	2,061
343	Series 2591, Class WI, IO, 5.500%, 02/15/30	2
1,609	Series 2594, Class VQ, 6.000%, 08/15/20	1,652
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,523
308	Series 2597, Class DS, IF, IO, 7.284%, 02/15/33	20
491	Series 2599, Class DS, IF, IO, 6.734%, 02/15/33	21
1,612	Series 2610, Class DS, IF, IO, 6.834%, 03/15/33	80
1,417	Series 2611, Class SH, IF, IO, 7.384%, 10/15/21	58
1,130	Series 2611, Class UH, 4.500%, 05/15/18	1,170
939	Series 2617, Class AK, 4.500%, 05/15/18	952
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,802
112	Series 2619, Class HR, 3.500%, 11/15/31	115
226	Series 2619, Class IM, IO, 5.000%, 10/15/21	6
4,101	Series 2626, Class NS, IF, IO, 6.284%, 06/15/23	386
470	Series 2628, Class WA, 4.000%, 07/15/28	476
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,399
1,060	Series 2636, Class Z, 4.500%, 06/15/18	1,123

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,184	Series 2637, Class SA, IF, IO, 5.834%, 06/15/18	119
169	Series 2638, Class DS, IF, 8.334%, 07/15/23	173
394	Series 2638, Class SA, IF, IO, 6.834%, 11/15/16	9
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	95
2,421	Series 2640, Class UP, IO, 5.000%, 01/15/32	201
83	Series 2640, Class UR, IO, 4.500%, 08/15/17	2
42	Series 2643, Class HI, IO, 4.500%, 12/15/16	–	(h)
4,957	Series 2645, Class BI, IO, 4.500%, 02/15/18	336
968	Series 2650, Class PO, PO, 12/15/32	902
3,332	Series 2650, Class SO, PO, 12/15/32	3,097
1,768	Series 2651, Class VZ, 4.500%, 07/15/18	1,873
1,449	Series 2668, Class SB, IF, 6.964%, 10/15/15	1,472
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,020
333	Series 2672, Class SJ, IF, 6.919%, 09/15/16	341
5,760	Series 2675, Class CK, 4.000%, 09/15/18	6,070
1,487	Series 2682, Class YS, IF, 8.610%, 10/15/33	1,414
7	Series 2683, Class VA, 5.500%, 02/15/21	7
16,600	Series 2684, Class PO, PO, 01/15/33	14,675
934	Series 2684, Class TO, PO, 10/15/33	855
282	Series 2686, Class GB, 5.000%, 05/15/20	286
780	Series 2686, Class NS, IF, IO, 7.334%, 10/15/21	38
501	Series 2690, Class SJ, IF, 8.751%, 10/15/33	473
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,622
844	Series 2691, Class WS, IF, 8.601%, 10/15/33	800
795	Series 2692, Class SC, IF, 12.755%, 07/15/33	837
1,646	Series 2695, Class DE, 4.000%, 01/15/17	1,687
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,266
392	Series 2695, Class OB, PO, 10/15/33	344
354	Series 2696, Class CO, PO, 10/15/18	292
34	Series 2696, Class SM, IF, 13.669%, 12/15/26	34
228	Series 2700, Class S, IF, 8.601%, 11/15/33	222
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,289
616	Series 2705, Class SC, IF, 8.601%, 11/15/33	580
1,164	Series 2705, Class SD, IF, 8.658%, 11/15/33	1,078
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,846
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,172
1,609	Series 2720, Class PC, 5.000%, 12/15/23	1,656
7,722	Series 2727, Class BS, IF, 8.676%, 01/15/34	7,384
29	Series 2727, Class PO, PO, 01/15/34	29
271	Series 2744, Class FE, VAR, 02/15/34	264
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,866
3,171	Series 2744, Class TU, 5.500%, 05/15/32	3,419

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,126	Series 2751, Class BA, 4.000%, 10/15/18	1,170
1,546	Series 2755, Class PA, PO, 02/15/29	1,527
1,321	Series 2755, Class SA, IF, 13.669%, 05/15/30	1,481
150	Series 2762, Class LO, PO, 03/15/34	148
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,062
80	Series 2766, Class SX, IF, 15.720%, 03/15/34	81
272	Series 2771, Class FG, VAR, 0.000%, 03/15/34	234
459	Series 2776, Class SK, IF, 8.676%, 04/15/34	438
1,506	Series 2777, Class OM, PO, 12/15/32	1,367
2,153	Series 2778, Class US, IF, IO, 6.934%, 06/15/33	124
368	Series 2780, Class JG, 4.500%, 04/15/19	388
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,334
963	Series 2809, Class UB, 4.000%, 09/15/17	989
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,790
913	Series 2812, Class NO, PO, 10/15/33	724
99	Series 2827, Class SQ, IF, 7.500%, 01/15/19	101
1,389	Series 2827, Class XO, PO, 01/15/23	1,323
262	Series 2835, Class QO, PO, 12/15/32	228
1,319	Series 2840, Class JO, PO, 06/15/23	1,265
1,160	Series 2850, Class SN, IF, IO, 6.884%, 09/15/18	93
489	Series 2870, Class KC, 4.250%, 05/15/18	504
2,731	Series 2872, Class JE, 4.500%, 02/15/18	2,832
68	Series 2890, Class DO, PO, 11/15/34	67
156	Series 2925, Class MW, VAR, 01/15/35	155
2,002	Series 2934, Class EC, PO, 02/15/20	1,867
262	Series 2934, Class EN, PO, 02/15/18	257
1,668	Series 2934, Class HI, IO, 5.000%, 02/15/20	199
1,642	Series 2934, Class KI, IO, 5.000%, 02/15/20	192
856	Series 2958, Class QD, 4.500%, 04/15/20	915
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,592
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,650
5,191	Series 2971, Class GB, 5.000%, 11/15/16	5,318
856	Series 2971, Class GC, 5.000%, 07/15/18	914
622	Series 2989, Class PO, PO, 06/15/23	596
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,396
261	Series 3007, Class AI, IO, 5.500%, 07/15/24	25
243	Series 3014, Class OD, PO, 08/15/35	212
165	Series 3044, Class VO, PO, 10/15/35	148
3,232	Series 3047, Class OB, 5.500%, 12/15/33	3,421
944	Series 3047, Class OD, 5.500%, 10/15/35	1,019
1,415	Series 3049, Class XF, VAR, 0.616%, 05/15/33	1,411

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,309
1,531	Series 3064, Class OB, 5.500%, 07/15/29	1,589
618	Series 3068, Class AO, PO, 01/15/35	592
87	Series 3068, Class MO, PO, 01/15/23	86
1,580	Series 3068, Class QB, 4.500%, 06/15/20	1,669
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,282
1,029	Series 3100, Class MA, VAR, 2.514%, 12/15/35	928
2,367	Series 3102, Class FB, VAR, 0.566%, 01/15/36	2,363
536	Series 3102, Class HS, HB, IF, 23.592%, 01/15/36	727
2,380	Series 3117, Class EO, PO, 02/15/36	2,052
1,544	Series 3117, Class OK, PO, 02/15/36	1,336
122	Series 3122, Class ZB, 6.000%, 03/15/36	114
584	Series 3134, Class PO, PO, 03/15/36	508
2,759	Series 3138, Class PO, PO, 04/15/36	2,460
152	Series 3149, Class SO, PO, 05/15/36	116
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,236
1,241	Series 3152, Class MO, PO, 03/15/36	1,095
292	Series 3171, Class MO, PO, 06/15/36	251
3,201	Series 3179, Class OA, PO, 07/15/36	2,771
1,570	Series 3194, Class SA, IF, IO, 6.834%, 07/15/36	215
1,703	Series 3211, Class SO, PO, 09/15/36	1,467
850	Series 3218, Class AO, PO, 09/15/36	771
3,356	Series 3219, Class DI, IO, 6.000%, 04/15/36	650
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,584
2,396	Series 3232, Class ST, IF, IO, 6.434%, 10/15/36	340
1,100	Series 3233, Class OP, PO, 05/15/36	949
1,500	Series 3242, Class NE, 5.750%, 02/15/34	1,617
1,028	Series 3256, Class PO, PO, 12/15/36	901
2,488	Series 3260, Class CS, IF, IO, 5.874%, 01/15/37	317
1,144	Series 3261, Class OA, PO, 01/15/37	1,007
1,696	Series 3274, Class JO, PO, 02/15/37	1,482
795	Series 3275, Class FL, VAR, 0.706%, 02/15/37	789
3,206	Series 3290, Class SB, IF, IO, 6.184%, 03/15/37	411
2,503	Series 3315, Class HZ, 6.000%, 05/15/37	2,697
365	Series 3318, Class AO, PO, 05/15/37	323
1,944	Series 3331, Class PO, PO, 06/15/37	1,696
2,200	Series 3334, Class MC, 5.000%, 04/15/33	2,272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,884	Series 3385, Class SN, IF, IO, 5.734%, 11/15/37	317
2,195	Series 3387, Class SA, IF, IO, 6.154%, 11/15/37	282
3,130	Series 3404, Class SC, IF, IO, 5.734%, 01/15/38	350
10,767	Series 3422, Class AI, SUB, 1.860%, 01/15/38	115
2,663	Series 3424, Class PI, IF, IO, 6.534%, 04/15/38	390
7,160	Series 3430, Class AI, IO, 1.417%, 09/15/12	110
4,521	Series 3437, Class AI, IO, 1.335%, 09/15/11	23
3,082	Series 3481, Class SJ, IF, IO, 5.584%, 08/15/38	378
4,039	Series 3505, Class SA, IF, IO, 5.734%, 01/15/39	422
4,606	Series 3511, Class SA, IF, IO, 5.734%, 02/15/39	499
2,192	Series 3549, Class FA, VAR, 1.466%, 07/15/39	2,178
1,000	Series 3607, Class BO, PO, 04/15/36	749
1,987	Series 3607, Class OP, PO, 07/15/37	1,606
681	Series 3611, Class PO, PO, 07/15/34	596
3,928	Series 3739, Class LI, IO, 4.000%, 03/15/34	554
1,000	Series 3747, Class PY, 4.000%, 10/15/40	859
4,952	Series 3759, Class HI, IO, 4.000%, 08/15/37	803
5,937	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,016
	Federal Home Loan Mortgage Corp. STRIPS,
5	Series 134, Class B, IO, 9.000%, 04/01/22	1
4,569	Series 233, Class 11, IO, 5.000%, 09/15/35	878
6,509	Series 233, Class 13, IO, 5.000%, 09/15/35	1,241
1,263	Series 243, Class 16, IO, 4.500%, 11/15/20	123
2,788	Series 243, Class 17, IO, 4.500%, 12/15/20	280
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
728	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	853
452	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	521
2,338	Series T-54, Class 2A, 6.500%, 02/25/43	2,702
791	Series T-54, Class 3A, 7.000%, 02/25/43	885
340	Series T-58, Class APO, PO, 09/25/43	284
781	Series T-59, Class 1AP, PO, 10/25/43	616
2,846	Series T-76, Class 2A, VAR, 4.785%, 10/25/37	2,858
	Federal National Mortgage Association Grantor Trust,
1,225	Series 2002-T19, Class A2, 7.000%, 07/25/42	1,455
1,174	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,363

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association REMICS,
12		Series 1988-7, Class Z, 9.250%, 04/25/18	13
25		Series 1989-70, Class G, 8.000%, 10/25/19	29
11		Series 1989-78, Class H, 9.400%, 11/25/19	12
15		Series 1989-83, Class H, 8.500%, 11/25/19	18
17		Series 1989-89, Class H, 9.000%, 11/25/19	20
14		Series 1990-1, Class D, 8.800%, 01/25/20	16
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
6		Series 1990-63, Class H, 9.500%, 06/25/20	7
4		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
30		Series 1990-102, Class J, 6.500%, 08/25/20	32
42		Series 1990-120, Class H, 9.000%, 10/25/20	47
4		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
17		Series 1991-24, Class Z, 5.000%, 03/25/21	18
3		Series 1992-101, Class J, 7.500%, 06/25/22	3
81		Series 1992-136, Class PK, 6.000%, 08/25/22	88
71		Series 1992-143, Class MA, 5.500%, 09/25/22	76
189		Series 1992-163, Class M, 7.750%, 09/25/22	212
323		Series 1992-188, Class PZ, 7.500%, 10/25/22	361
133		Series 1993-21, Class KA, 7.700%, 03/25/23	149
199		Series 1993-25, Class J, 7.500%, 03/25/23	223
52		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	62
79		Series 1993-62, Class SA, IF, 17.015%, 04/25/23	106
41		Series 1993-165, Class SD, IF, 11.657%, 09/25/23	51
89		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	100
77		Series 1993-167, Class GA, 7.000%, 09/25/23	78
60		Series 1993-179, Class SB, HB, IF, 23.152%, 10/25/23	77
40		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	51
182		Series 1993-199, Class FA, VAR, 0.831%, 10/25/23	183

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
115	Series 1993-205, Class H, PO, 09/25/23	99
136	Series 1993-220, Class SG, IF, 15.437%, 11/25/13	158
171	Series 1993-225, Class UB, 6.500%, 12/25/23	183
54	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	55
170	Series 1993-247, Class FE, VAR, 1.281%, 12/25/23	172
79	Series 1993-247, Class SU, IF, 11.442%, 12/25/23	100
275	Series 1993-250, Class Z, 7.000%, 12/25/23	293
629	Series 1993-257, Class C, PO, 06/25/23	624
685	Series 1994-37, Class L, 6.500%, 03/25/24	773
3,268	Series 1994-40, Class Z, 6.500%, 03/25/24	3,588
116	Series 1995-2, Class Z, 8.500%, 01/25/25	132
269	Series 1995-19, Class Z, 6.500%, 11/25/23	303
695	Series 1996-14, Class SE, IF, IO, 7.330%, 08/25/23	128
25	Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	25
67	Series 1996-59, Class J, 6.500%, 08/25/22	74
687	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	33
48	Series 1997-27, Class J, 7.500%, 04/18/27	52
78	Series 1997-29, Class J, 7.500%, 04/20/27	87
525	Series 1997-39, Class PD, 7.500%, 05/20/27	583
183	Series 1997-42, Class EN, 7.250%, 07/18/27	190
72	Series 1997-42, Class ZC, 6.500%, 07/18/27	80
1,083	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,197
207	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	44
31	Series 1998-4, Class C, PO, 04/25/23	28
669	Series 1998-36, Class ZB, 6.000%, 07/18/28	735
238	Series 1998-43, Class SA, IF, IO, 15.907%, 04/25/23	87
361	Series 1998-66, Class SB, IF, IO, 7.889%, 12/25/28	77
216	Series 1999-17, Class C, 6.350%, 04/25/29	239
1,537	Series 1999-18, Class Z, 5.500%, 04/18/29	1,678
400	Series 1999-38, Class SK, IF, IO, 7.788%, 08/25/23	66
111	Series 1999-52, Class NS, HB, IF, 22.648%, 10/25/23	150
289	Series 1999-62, Class PB, 7.500%, 12/18/29	325
907	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,019
464	Series 2000-20, Class SA, IF, IO, 8.840%, 07/25/30	115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
69	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	15
359	Series 2001-4, Class PC, 7.000%, 03/25/21	388
160	Series 2001-5, Class OW, 6.000%, 03/25/16	167
240	Series 2001-7, Class PF, 7.000%, 03/25/31	267
882	Series 2001-7, Class PR, 6.000%, 03/25/16	927
899	Series 2001-10, Class PR, 6.000%, 04/25/16	943
710	Series 2001-30, Class PM, 7.000%, 07/25/31	790
93	Series 2001-31, Class VD, 6.000%, 05/25/31	93
1,096	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	211
651	Series 2001-36, Class DE, 7.000%, 08/25/31	724
1,509	Series 2001-44, Class MY, 7.000%, 09/25/31	1,678
295	Series 2001-44, Class PD, 7.000%, 09/25/31	329
318	Series 2001-44, Class PU, 7.000%, 09/25/31	354
2,765	Series 2001-48, Class Z, 6.500%, 09/25/21	3,064
276	Series 2001-49, Class Z, 6.500%, 09/25/31	305
204	Series 2001-52, Class KB, 6.500%, 10/25/31	226
671	Series 2001-52, Class XN, 6.500%, 11/25/15	721
2,369	Series 2001-61, Class Z, 7.000%, 11/25/31	2,634
298	Series 2001-71, Class MB, 6.000%, 12/25/16	321
684	Series 2001-71, Class QE, 6.000%, 12/25/16	735
165	Series 2001-72, Class SX, IF, 16.857%, 12/25/31	204
896	Series 2001-74, Class MB, 6.000%, 12/25/16	964
333	Series 2001-80, Class PE, 6.000%, 07/25/29	341
244	Series 2002-1, Class HC, 6.500%, 02/25/22	258
256	Series 2002-1, Class SA, HB, IF, 24.338%, 02/25/32	364
170	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	238
834	Series 2002-2, Class UC, 6.000%, 02/25/17	893
2,263	Series 2002-3, Class OG, 6.000%, 02/25/17	2,432
491	Series 2002-7, Class OG, 6.000%, 03/25/17	528
1,600	Series 2002-7, Class TG, 6.000%, 03/25/17	1,718
491	Series 2002-10, Class SB, IF, 18.572%, 03/25/17	608
710	Series 2002-11, Class QG, 5.500%, 03/25/17	767
2,200	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	107
36	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	44
2,743	Series 2002-18, Class PC, 5.500%, 04/25/17	2,892
524	Series 2002-19, Class PE, 6.000%, 04/25/17	563
99	Series 2002-21, Class LO, PO, 04/25/32	85
880	Series 2002-21, Class PE, 6.500%, 04/25/32	967

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,059	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,150
357	Series 2002-25, Class SG, IF, 18.692%, 05/25/17	447
2,028	Series 2002-28, Class PK, 6.500%, 05/25/32	2,241
622	Series 2002-37, Class Z, 6.500%, 06/25/32	688
799	Series 2002-42, Class C, 6.000%, 07/25/17	863
3,010	Series 2002-48, Class GH, 6.500%, 08/25/32	3,310
464	Series 2002-55, Class QE, 5.500%, 09/25/17	505
5,229	Series 2002-56, Class UC, 5.500%, 09/25/17	5,683
1,471	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,601
522	Series 2002-63, Class KC, 5.000%, 10/25/17	557
702	Series 2002-77, Class S, IF, 14.004%, 12/25/32	805
1,495	Series 2002-81, Class JO, PO, 04/25/32	1,428
1,361	Series 2002-83, Class CS, 6.881%, 08/25/23	1,506
111	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	7
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,396
1,934	Series 2003-3, Class HJ, 5.000%, 02/25/18	2,033
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,495
2,367	Series 2003-23, Class PG, 5.500%, 01/25/32	2,472
534	Series 2003-27, Class DW, 4.500%, 04/25/17	549
2,901	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	607
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,924
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,667
131	Series 2003-35, Class UC, 3.750%, 05/25/33	136
397	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	74
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,437
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,086
735	Series 2003-42, Class GB, 4.000%, 05/25/33	756
905	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	39
828	Series 2003-47, Class PE, 5.750%, 06/25/33	894
651	Series 2003-52, Class SX, HB, IF, 22.165%, 10/25/31	910
2,754	Series 2003-56, Class AZ, 5.500%, 08/25/31	2,924
47	Series 2003-60, Class NJ, 5.000%, 07/25/21	48
656	Series 2003-64, Class SX, IF, 13.100%, 07/25/33	713
98	Series 2003-67, Class VQ, 7.000%, 01/25/19	101
128	Series 2003-68, Class QP, 3.000%, 07/25/22	131
1,653	Series 2003-71, Class DS, IF, 7.120%, 08/25/33	1,555

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,538	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	174
3,319	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	658
2,046	Series 2003-73, Class GA, 3.500%, 05/25/31	2,120
381	Series 2003-74, Class SH, IF, 9.699%, 08/25/33	376
1,294	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,369
3,867	Series 2003-80, Class SY, IF, IO, 7.388%, 06/25/23	417
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,439
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,552
1,457	Series 2003-86, Class KR, 4.500%, 09/25/16	1,482
758	Series 2003-91, Class SD, IF, 12.064%, 09/25/33	830
154	Series 2003-92, Class SH, IF, 9.178%, 09/25/18	159
1,360	Series 2003-106, Class US, IF, 8.683%, 11/25/23	1,347
3,506	Series 2003-116, Class SB, IF, IO, 7.338%, 11/25/33	673
4,457	Series 2003-117, Class JB, 3.500%, 06/25/33	4,590
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,621
672	Series 2003-128, Class KE, 4.500%, 01/25/14	697
856	Series 2003-128, Class NG, 4.000%, 01/25/19	904
536	Series 2003-130, Class SX, IF, 11.128%, 01/25/34	592
431	Series 2003-132, Class OA, PO, 08/25/33	376
3,008	Series 2004-4, Class QI, IF, IO, 6.838%, 06/25/33	448
285	Series 2004-4, Class QM, IF, 13.677%, 06/25/33	326
1,553	Series 2004-10, Class SC, HB, IF, 27.554%, 02/25/34	2,196
1,111	Series 2004-14, Class SD, IF, 8.683%, 03/25/34	1,050
1,207	Series 2004-21, Class CO, PO, 04/25/34	1,061
341	Series 2004-22, Class A, 4.000%, 04/25/19	354
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,247
2,652	Series 2004-25, Class SA, IF, 18.806%, 04/25/34	3,301
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,023
753	Series 2004-36, Class PC, 5.500%, 02/25/34	831
2,602	Series 2004-36, Class SA, IF, 18.806%, 05/25/34	3,250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,170	Series 2004-36, Class SN, IF, 13.677%, 07/25/33	1,343
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,492
3,055	Series 2004-46, Class HS, IF, IO, 5.739%, 05/25/30	193
1,104	Series 2004-46, Class QB, HB, IF, 22.954%, 05/25/34	1,535
3,942	Series 2004-46, Class SK, IF, 15.781%, 05/25/34	4,719
859	Series 2004-51, Class SY, IF, 13.717%, 07/25/34	982
942	Series 2004-53, Class NC, 5.500%, 07/25/24	993
1,589	Series 2004-59, Class BG, PO, 12/25/32	1,388
238	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	265
1,030	Series 2004-70, Class JA, 4.500%, 10/25/19	1,056
793	Series 2004-76, Class CL, 4.000%, 10/25/19	835
1,246	Series 2004-79, Class SP, IF, 19.081%, 11/25/34	1,532
377	Series 2004-81, Class AC, 4.000%, 11/25/19	396
272	Series 2004-92, Class JO, PO, 12/25/34	270
275	Series 2005-28, Class JA, 5.000%, 04/25/35	276
91	Series 2005-47, Class AN, 5.000%, 12/25/16	91
680	Series 2005-52, Class PA, 6.500%, 06/25/35	735
3,704	Series 2005-56, Class S, IF, IO, 6.449%, 07/25/35	629
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,852
652	Series 2005-66, Class SG, IF, 16.721%, 07/25/35	798
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,430
3,219	Series 2005-68, Class PG, 5.500%, 08/25/35	3,520
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,055
1,409	Series 2005-74, Class CS, IF, 19.301%, 05/25/35	1,757
14,452	Series 2005-84, Class XM, 5.750%, 10/25/35	15,751
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,210
54	Series 2005-98, Class GO, PO, 11/25/35	53
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,817
11,366	Series 2005-110, Class GJ, 5.500%, 11/25/30	11,944
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,828
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,597
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,291
2,159	Series 2005-116, Class PB, 6.000%, 04/25/34	2,334
4,500	Series 2005-118, Class PN, 6.000%, 01/25/32	4,894

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
895	Series 2006-15, Class OT, PO, 01/25/36	854
1,146	Series 2006-16, Class OA, PO, 03/25/36	997
1,227	Series 2006-22, Class AO, PO, 04/25/36	1,050
515	Series 2006-23, Class KO, PO, 04/25/36	448
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,428
415	Series 2006-42, Class CF, VAR, 0.712%, 06/25/36	415
3,135	Series 2006-44, Class GO, PO, 06/25/36	2,695
8,962	Series 2006-44, Class P, PO, 12/25/33	7,903
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,177
6,182	Series 2006-53, Class US, IF, IO, 6.319%, 06/25/36	863
3,865	Series 2006-56, Class PF, VAR, 0.611%, 07/25/36	3,859
2,010	Series 2006-56, Class PO, PO, 07/25/36	1,834
3,482	Series 2006-58, Class AP, PO, 07/25/36	3,033
373	Series 2006-58, Class FL, VAR, 0.721%, 07/25/36	374
1,411	Series 2006-58, Class PO, PO, 07/25/36	1,222
3,425	Series 2006-59, Class QO, PO, 01/25/33	3,080
2,707	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,148
2,169	Series 2006-65, Class QO, PO, 07/25/36	1,879
1,702	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	167
617	Series 2006-72, Class TO, PO, 08/25/36	541
6,305	Series 2006-77, Class PC, 6.500%, 08/25/36	7,037
1,763	Series 2006-79, Class DO, PO, 08/25/36	1,525
1,077	Series 2006-90, Class AO, PO, 09/25/36	949
491	Series 2006-109, Class PO, PO, 11/25/36	429
5,911	Series 2006-110, Class PO, PO, 11/25/36	5,160
464	Series 2006-111, Class EO, PO, 11/25/36	404
1,654	Series 2006-118, Class A2, VAR, 0.322%, 12/25/36	1,622
1,174	Series 2006-119, Class PO, PO, 12/25/36	1,037
10,000	Series 2006-124, Class HB, VAR, 5.969%, 11/25/36	10,888
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,083
2,435	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	374
7,697	Series 2007-7, Class SG, IF, IO, 6.239%, 08/25/36	1,481
9,231	Series 2007-14, Class ES, IF, IO, 6.179%, 03/25/37	1,319
602	Series 2007-15, Class NO, PO, 03/25/22	553
3,971	Series 2007-16, Class FC, VAR, 1.012%, 03/25/37	3,955

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
990	Series 2007-42, Class AO, PO, 05/25/37	910
1,094	Series 2007-48, Class PO, PO, 05/25/37	933
3,844	Series 2007-54, Class FA, VAR, 0.662%, 06/25/37	3,848
13,414	Series 2007-60, Class AX, IF, IO, 6.888%, 07/25/37	2,217
952	Series 2007-77, Class FG, VAR, 0.762%, 03/25/37	955
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,071
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,219
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,087
2,000	Series 2007-84, Class PD, 6.000%, 08/25/32	2,095
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,451
6,907	Series 2007-88, Class VI, IF, IO, 6.279%, 09/25/37	1,013
4,945	Series 2007-91, Class ES, IF, IO, 6.199%, 10/25/37	697
3,687	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	748
360	Series 2007-97, Class MS, IF, 14.187%, 12/25/31	390
7,306	Series 2007-101, Class A2, VAR, 0.510%, 06/27/36	7,256
1,731	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	1,805
3,000	Series 2007-114, Class A6, VAR, 0.460%, 10/27/37	2,995
4,172	Series 2007-116, Class HI, IO, VAR, 6.323%, 01/25/38	366
310	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	31
5,052	Series 2008-1, Class BI, IF, IO, 5.649%, 02/25/38	575
3,044	Series 2008-10, Class XI, IF, IO, 5.969%, 03/25/38	395
2,972	Series 2008-16, Class IS, IF, IO, 5.938%, 03/25/38	398
2,726	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	308
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,076
1,864	Series 2008-27, Class SN, IF, IO, 6.639%, 04/25/38	301
8,814	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	55
1,786	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	157
1,201	Series 2008-42, Class AO, PO, 09/25/36	1,057
258	Series 2008-44, Class PO, PO, 05/25/38	229

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,954		Series 2008-47, Class SI, IF, IO, 6.239%, 06/25/23	331
2,942		Series 2008-53, Class CI, IF, IO, 6.938%, 07/25/38	436
649		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	51
1,527		Series 2008-76, Class GF, VAR, 0.912%, 09/25/23	1,548
6,258		Series 2008-80, Class SA, IF, IO, 5.588%, 09/25/38	724
3,759		Series 2008-81, Class SB, IF, IO, 5.588%, 09/25/38	445
5,556		Series 2009-6, Class GS, IF, IO, 6.289%, 02/25/39	629
2,656		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	297
2,324		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	268
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	784
3,256		Series 2009-70, Class CO, PO, 01/25/37	2,787
4,591		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	395
3,629		Series 2009-99, Class SC, IF, IO, 5.919%, 12/25/39	487
2,397		Series 2009-103, Class MB, 4.000%, 12/25/39	2,524
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,017
2,811		Series 2010-49, Class SC, IF, 12.137%, 03/25/40	3,062
2,059		Series 2010-64, Class DM, 5.000%, 06/25/40	2,159
4,388		Series 2010-133, Class A, 5.500%, 05/25/38	4,706
3,968		Series 2010-148, Class MA, 4.000%, 02/25/39	4,095
5,862		Series 2011-2, Class WA, VAR, 5.716%, 02/25/51	6,287
2,985		Series 2011-22, Class MA, 6.500%, 04/25/38	3,373
1		Series G-17, Class S, HB, VAR, 1,051.957%, 06/25/21	16
55		Series G-28, Class S, IF, 14.819%, 09/25/21	75
48		Series G-35, Class M, 8.750%, 10/25/21	55
18		Series G-51, Class SA, HB, IF, 22.348%, 12/25/21	26
17		Series G92-15, Class Z, 7.000%, 01/25/22	17
—	(h)	Series G92-27, Class SQ, HB, IF, 11,698.030%, 05/25/22	3
246		Series G92-35, Class E, 7.500%, 07/25/22	272
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
30	Series G92-42, Class Z, 7.000%, 07/25/22	33
1,098	Series G92-44, Class ZQ, 8.000%, 07/25/22	1,339
38	Series G92-52, Class FD, VAR, 0.302%, 09/25/22	38
323	Series G92-54, Class ZQ, 7.500%, 09/25/22	360
39	Series G92-59, Class F, VAR, 2.208%, 10/25/22	40
78	Series G92-61, Class Z, 7.000%, 10/25/22	85
59	Series G92-62, Class B, PO, 10/25/22	54
266	Series G93-1, Class KA, 7.900%, 01/25/23	300
59	Series G93-5, Class Z, 6.500%, 02/25/23	64
79	Series G93-14, Class J, 6.500%, 03/25/23	85
181	Series G93-17, Class SI, IF, 6.000%, 04/25/23	180
173	Series G93-27, Class FD, VAR, 1.161%, 08/25/23	175
43	Series G93-37, Class H, PO, 09/25/23	36
63	Series G95-1, Class C, 8.800%, 01/25/25	72
	Federal National Mortgage Association STRIPS,
6	Series 23, Class 2, IO, 10.000%, 09/01/17	1
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
27	Series 218, Class 2, IO, 7.500%, 04/01/23	6
24	Series 265, Class 2, 9.000%, 03/01/24	27
538	Series 329, Class 1, PO, 01/01/33	465
1,663	Series 339, Class 18, IO, 4.500%, 07/01/18	152
2,404	Series 339, Class 21, IO, 4.500%, 07/01/18	223
1,053	Series 339, Class 28, IO, 5.500%, 07/01/18	115
928	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	166
2,065	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	362
1,320	Series 355, Class 11, IO, 6.000%, 07/01/34	243
862	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	84
3,571	Series 365, Class 8, IO, 5.500%, 05/01/36	698
516	Series 368, Class 3, IO, 4.500%, 11/01/20	51
1,940	Series 374, Class 5, IO, 5.500%, 08/01/36	378
1,215	Series 383, Class 32, IO, 6.000%, 01/01/38	207
3,189	Series 383, Class 33, IO, 6.000%, 01/01/38	622
648	Series 393, Class 6, IO, 5.500%, 04/25/37	111
	Federal National Mortgage Association Whole Loan,
1,345	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,552
492	Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	561
231	Series 2003-W4, Class 2A, 6.500%, 10/25/42	267

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
423	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	489
2,003	Series 2004-W15, Class 2AF, VAR, 0.511%, 08/25/44	1,970
1,405	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,669
1,931	Series 2005-W3, Class 2AF, VAR, 0.482%, 03/25/45	1,918
1,832	Series 2006-W2, Class 1AF1, VAR, 0.482%, 02/25/36	1,819
224	Series 2007-W7, Class 1A4, HB, IF, 37.611%, 07/25/37	337
4,573	Series 2009-W1, Class A, 6.000%, 12/25/49	5,038
	Government National Mortgage Association,
933	Series 1994-3, Class PQ, 7.488%, 07/16/24	984
535	Series 1994-4, Class KQ, 7.988%, 07/16/24	605
2,872	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,324
455	Series 1996-16, Class E, 7.500%, 08/16/26	511
697	Series 1997-8, Class PN, 7.500%, 05/16/27	779
159	Series 1997-11, Class D, 7.500%, 07/20/27	179
348	Series 1998-26, Class K, 7.500%, 09/17/25	394
1,922	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,108
1,750	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,947
276	Series 1999-30, Class S, IF, IO, 8.335%, 08/16/29	43
22	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	26
363	Series 1999-40, Class ZW, 7.500%, 11/20/29	396
506	Series 1999-41, Class Z, 8.000%, 11/16/29	576
167	Series 1999-44, Class PC, 7.500%, 12/20/29	188
3,424	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,103
559	Series 1999-44, Class ZG, 8.000%, 12/20/29	635
419	Series 2000-6, Class Z, 7.500%, 02/20/30	463
215	Series 2000-9, Class Z, 8.000%, 06/20/30	245
2,250	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,550
388	Series 2000-12, Class ST, HB, IF, 38.200%, 02/16/30	716
480	Series 2000-14, Class PD, 7.000%, 02/16/30	522
134	Series 2000-16, Class ZN, 7.500%, 02/16/30	143
3,068	Series 2000-21, Class Z, 9.000%, 03/16/30	3,507
532	Series 2000-26, Class TZ, 8.500%, 09/20/30	604
144	Series 2000-26, Class Z, 7.750%, 09/20/30	163
28	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	35
434	Series 2000-31, Class Z, 9.000%, 10/20/30	497
124	Series 2000-34, Class SG, IF, IO, 8.267%, 10/20/30	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
245	Series 2000-35, Class ZA, 9.000%, 11/20/30	270
37	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
180	Series 2000-37, Class B, 8.000%, 12/20/30	205
96	Series 2000-38, Class AH, 7.150%, 12/20/30	110
236	Series 2001-4, Class SJ, IF, IO, 7.887%, 01/19/30	50
202	Series 2001-6, Class SD, IF, IO, 8.285%, 03/16/31	39
421	Series 2001-7, Class PK, 6.500%, 03/20/31	456
1,201	Series 2001-8, Class Z, 6.500%, 03/20/31	1,336
21	Series 2001-32, Class WA, IF, 19.468%, 07/20/31	30
330	Series 2001-35, Class SA, IF, IO, 7.985%, 08/16/31	70
260	Series 2001-36, Class S, IF, IO, 7.785%, 08/16/31	58
1,407	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,493
311	Series 2002-3, Class SP, IF, IO, 7.125%, 01/16/32	61
493	Series 2002-7, Class PG, 6.500%, 01/20/32	567
1,388	Series 2002-24, Class AG, IF, IO, 7.685%, 04/16/32	274
127	Series 2002-24, Class SB, IF, 11.528%, 04/16/32	152
3,309	Series 2002-31, Class SE, IF, IO, 7.235%, 04/16/30	554
992	Series 2002-40, Class UK, 6.500%, 06/20/32	1,102
53	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	62
3,790	Series 2002-45, Class QE, 6.500%, 06/20/32	4,320
1,316	Series 2002-47, Class PG, 6.500%, 07/16/32	1,523
2,411	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,673
70	Series 2002-51, Class SG, HB, IF, 31.360%, 04/20/31	113
2,059	Series 2002-52, Class GH, 6.500%, 07/20/32	2,285
596	Series 2002-54, Class GB, 6.500%, 08/20/32	661
420	Series 2002-70, Class AV, 6.000%, 03/20/12	428
1,706	Series 2002-70, Class PS, IF, IO, 7.437%, 08/20/32	210
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,052
365	Series 2002-80, Class EZ, 7.000%, 01/20/32	370
36	Series 2002-88, Class VA, 6.000%, 12/20/17	36
542	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	36
475	Series 2003-4, Class NY, 5.500%, 12/20/13	502
1,622	Series 2003-11, Class SK, IF, IO, 7.435%, 02/16/33	282

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
682	Series 2003-12, Class SP, IF, IO, 7.437%, 02/20/33	124
161	Series 2003-24, Class PO, PO, 03/16/33	140
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,413
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,491
753	Series 2003-46, Class MG, 6.500%, 05/20/33	846
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,550
583	Series 2003-52, Class AP, PO, 06/16/33	519
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,489
1,182	Series 2003-76, Class LS, IF, IO, 6.937%, 09/20/31	109
185	Series 2003-90, Class PO, PO, 10/20/33	158
17	Series 2003-98, Class PC, 5.000%, 02/20/29	17
2,344	Series 2003-112, Class SA, IF, IO, 6.285%, 12/16/33	380
3,000	Series 2003-112, Class TS, IF, IO, 6.687%, 10/20/32	468
7,199	Series 2004-11, Class SW, IF, IO, 5.237%, 02/20/34	808
860	Series 2004-15, Class SA, IF, 18.939%, 12/20/32	1,025
708	Series 2004-28, Class S, IF, 18.934%, 04/16/34	906
642	Series 2004-68, Class PO, PO, 05/20/31	629
312	Series 2004-73, Class AE, IF, 14.311%, 08/17/34	367
3,988	Series 2004-90, Class SI, IF, IO, 5.837%, 10/20/34	517
3,073	Series 2005-3, Class SB, IF, IO, 5.837%, 01/20/35	395
7,479	Series 2005-17, Class SL, IF, IO, 6.437%, 07/20/34	1,153
615	Series 2005-35, Class FL, VAR, 0.613%, 03/20/32	607
412	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	58
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	725
735	Series 2005-68, Class DP, IF, 15.798%, 06/17/35	897
10,733	Series 2005-68, Class KI, IF, IO, 6.037%, 09/20/35	1,383
1,345	Series 2005-69, Class SY, IF, IO, 6.487%, 11/20/33	219
1,506	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	234
797	Series 2006-16, Class OP, PO, 03/20/36	708
779	Series 2006-28, Class GO, PO, 03/20/35	744

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,798	Series 2006-38, Class SW, IF, IO, 6.237%, 06/20/36	364
2,323	Series 2006-59, Class SD, IF, IO, 6.437%, 10/20/36	319
5,036	Series 2006-65, Class SA, IF, IO, 6.537%, 11/20/36	657
2,667	Series 2007-9, Class DI, IF, IO, 6.247%, 03/20/37	345
5,745	Series 2007-17, Class JI, IF, IO, 6.545%, 04/16/37	833
616	Series 2007-17, Class JO, PO, 04/16/37	547
4,299	Series 2007-19, Class SD, IF, IO, 5.937%, 04/20/37	506
4,362	Series 2007-26, Class SC, IF, IO, 5.937%, 05/20/37	509
2,487	Series 2007-27, Class SA, IF, IO, 5.937%, 05/20/37	285
1,067	Series 2007-28, Class BO, PO, 05/20/37	938
358	Series 2007-35, Class TO, PO, 04/20/35	351
2,400	Series 2007-36, Class SE, IF, IO, 6.205%, 06/16/37	304
6,654	Series 2007-40, Class SB, IF, IO, 6.487%, 07/20/37	946
3,952	Series 2007-42, Class SB, IF, IO, 6.487%, 07/20/37	559
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,774
1,513	Series 2007-49, Class NO, PO, 12/20/35	1,462
3,661	Series 2007-50, Class AI, IF, IO, 6.512%, 08/20/37	491
524	Series 2007-53, Class SW, IF, 19.416%, 09/20/37	649
1,754	Series 2007-57, Class PO, PO, 03/20/37	1,545
2,588	Series 2007-57, Class QA, IF, IO, 6.237%, 10/20/37	333
3,674	Series 2007-71, Class SB, IF, IO, 6.437%, 07/20/36	459
2,514	Series 2007-72, Class US, IF, IO, 6.287%, 11/20/37	346
2,549	Series 2007-73, Class MI, IF, IO, 5.737%, 11/20/37	299
5,029	Series 2007-76, Class SA, IF, IO, 6.267%, 11/20/37	675
2,517	Series 2007-79, Class SY, IF, IO, 6.287%, 12/20/37	348
1,551	Series 2007-81, Class SP, IF, IO, 6.387%, 12/20/37	213
2,784	Series 2007-82, Class SA, IF, IO, 6.267%, 12/20/37	371

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,154	Series 2008-2, Class MS, IF, IO, 6.895%, 01/16/38	172
4,615	Series 2008-2, Class NS, IF, IO, 6.275%, 01/16/38	699
2,597	Series 2008-10, Class S, IF, IO, 5.567%, 02/20/38	288
1,095	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	132
1,844	Series 2008-25, Class SB, IF, IO, 6.637%, 03/20/38	245
1,725	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	230
3,473	Series 2008-36, Class SH, IF, IO, 6.037%, 04/20/38	403
12,527	Series 2008-40, Class SA, IF, IO, 6.135%, 05/16/38	2,062
3,799	Series 2008-41, Class SA, IF, IO, 6.077%, 05/20/38	467
2,497	Series 2008-55, Class SA, IF, IO, 5.937%, 06/20/38	293
1,005	Series 2008-60, Class PO, PO, 01/20/38	933
1,535	Series 2008-71, Class SC, IF, IO, 5.737%, 08/20/38	181
2,483	Series 2008-93, Class AS, IF, IO, 5.437%, 12/20/38	271
4,210	Series 2009-6, Class SA, IF, IO, 5.835%, 02/16/39	480
2,714	Series 2009-10, Class SL, IF, IO, 6.235%, 03/16/34	324
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	904
2,742	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	408
2,395	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	364
6,816	Series 2009-22, Class SA, IF, IO, 6.007%, 04/20/39	761
2,101	Series 2009-25, Class SE, IF, IO, 7.337%, 09/20/38	304
2,294	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	459
1,800	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	288
2,132	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	196
3,460	Series 2009-43, Class SA, IF, IO, 5.687%, 06/20/39	387
2,681	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	391

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6,518	Series 2009-72, Class SM, IF, IO, 5.985%, 08/16/39	786
1,157	Series 2009-79, Class OK, PO, 11/16/37	1,014
700	Series 2010-14, Class CO, PO, 08/20/35	507
1,385	Series 2010-130, Class CP, 7.000%, 10/16/40	1,546
5,172	Series 2010-157, Class OP, PO, 12/20/40	3,930
1,977	Series 2011-22, Class WA, 5.947%, 02/20/37	2,189
12,144	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	11,810
	Vendee Mortgage Trust,
731	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	783
1,295	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,434
1,073	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,208
772	Series 1996-2, Class 1Z, 6.750%, 06/15/26	869
1,478	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,699
1,831	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,103
3,448	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,991

		864,555

	Non-Agency CMO — 13.5%
1,000	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	941
1,922	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	1,951
	American General Mortgage Loan Trust,
107	Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	107
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,400
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,937
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,608
1,728	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,795
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.090%, 09/25/35	3,414
	ASG Resecuritization Trust,
1,876	Series 2009-1, Class A60, VAR, 5.348%, 06/26/37 (e)	1,899
3,442	Series 2009-2, Class A55, VAR, 5.423%, 05/24/36 (e)	3,526
7,224	Series 2009-3, Class A65, VAR, 5.374%, 03/26/37 (e)	7,336
8,620	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	8,749

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,039	Series 2010-2, Class A60, VAR, 5.134%, 01/28/37 (e)	2,039
2,400	Series 2010-3, Class 2A22, VAR, 0.440%, 10/28/36 (e)	2,364
	Banc of America Alternative Loan Trust,
360	Series 2003-2, Class PO, PO, 04/25/33	314
978	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	994
520	Series 2003-11, Class PO, PO, 01/25/34	367
368	Series 2004-6, Class 15PO, PO, 07/25/19	265
2,095	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,925
6,904	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	1,264
1,791	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,205
	Banc of America Funding Corp.,
779	Series 2004-1, Class PO, PO, 03/25/34	623
1,679	Series 2004-2, Class 30PO, PO, 09/20/34	1,017
521	Series 2004-3, Class 1A7, 5.500%, 10/25/34	529
918	Series 2004-C, Class 1A1, VAR, 5.012%, 12/20/34	939
1,872	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,828
1,370	Series 2005-7, Class 30PO, PO, 11/25/35	793
982	Series 2005-8, Class 30PO, PO, 01/25/36	547
2,537	Series 2005-E, Class 4A1, VAR, 2.828%, 03/20/35	2,507
1,021	Series 2006-A, Class 3A2, VAR, 2.914%, 02/20/36	630
	Banc of America Mortgage Securities, Inc.,
415	Series 2003-3, Class 2A1, VAR, 0.812%, 05/25/18	400
576	Series 2003-6, Class 2A1, VAR, 0.712%, 08/25/18	556
198	Series 2003-7, Class A2, 4.750%, 09/25/18	204
409	Series 2003-8, Class APO, PO, 11/25/33	298
4,695	Series 2004-3, Class 15IO, IO, VAR, 0.235%, 04/25/19	23
204	Series 2004-4, Class APO, PO, 05/25/34	154
3,472	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,427
856	Series 2004-6, Class 2A5, PO, 07/25/34	613
952	Series 2004-6, Class APO, PO, 07/25/34	684
77	Series 2004-8, Class 5PO, PO, 05/25/32	58
107	Series 2004-8, Class XPO, PO, 10/25/34	81
517	Series 2004-A, Class 2A2, VAR, 2.788%, 02/25/34	476
1,800	Series 2004-J, Class 3A1, VAR, 5.095%, 11/25/34	1,703
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,852

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
473	Series 2005-A, Class 2A1, VAR, 2.885%, 02/25/35	416
	BCAP LLC Trust,
912	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	908
1,451	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,514
1,585	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,608
1,468	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,474
712	Series 2010-RR4, Class 2A1, VAR, 1.011%, 06/26/37 (e)	684
1,860	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	1,860
1,280	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,272
1,693	Series 2010-RR7, Class 15A1, VAR, 1.061%, 01/26/36 (e)	1,583
1,699	Series 2010-RR7, Class 16A1, VAR, 0.992%, 02/26/47 (e)	1,605
1,720	Series 2010-RR7, Class 1A5, VAR, 3.051%, 04/26/35 (e)	1,738
5,327	Series 2010-RR7, Class 2A1, VAR, 5.452%, 07/26/45 (e)	5,314
1,229	Series 2010-RR8, Class 3A3, VAR, 5.121%, 05/26/35 (e)	1,256
	Bear Stearns Adjustable Rate Mortgage Trust,
347	Series 2003-7, Class 3A, VAR, 2.798%, 10/25/33	341
1,150	Series 2004-1, Class 12A1, VAR, 2.864%, 04/25/34	1,059
707	Series 2004-2, Class 14A, VAR, 5.138%, 05/25/34	735
3,351	Series 2005-5, Class A1, VAR, 2.290%, 08/25/35	3,226
6,422	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	5,942
	Citicorp Mortgage Securities, Inc.,
151	Series 1993-14, Class A3, VAR, 1.461%, 11/25/23	148
2,513	Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,567
1,681	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,701
529	Series 2005-5, Class APO, PO, 08/25/35	375
595	Series 2005-8, Class APO, PO, 11/25/35	369
	Citigroup Mortgage Loan Trust, Inc.,
1,103	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,152
471	Series 2003-1, Class 2A6, PO, 10/25/33	304

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
441	Series 2003-1, Class PO2, PO, 10/25/33	311
358	Series 2003-1, Class PO3, PO, 09/25/33	255
267	Series 2003-UP3, Class A3, 7.000%, 09/25/33	270
1,320	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,364
328	Series 2003-UST1, Class PO1, PO, 12/25/18	270
210	Series 2003-UST1, Class PO3, PO, 12/25/18	178
758	Series 2004-UST1, Class A6, VAR, 5.074%, 08/25/34	782
567	Series 2005-1, Class 2A1A, VAR, 2.751%, 04/25/35	387
1,043	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,043
724	Series 2005-5, Class 1A2, VAR, 2.714%, 08/25/35	479
2,750	Series 2008-AR4, Class 1A1A, VAR, 5.331%, 11/25/38	2,695
1,251	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,254
	Countrywide Alternative Loan Trust,
675	Series 2002-8, Class A4, 6.500%, 07/25/32	668
11,183	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,230
3,076	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	3,100
837	Series 2005-5R, Class A1, 5.250%, 12/25/18	851
4,710	Series 2005-1CB, Class 1A6, IF, IO, 6.838%, 03/25/35	600
7,174	Series 2005-20CB, Class 3A8, IF, IO, 4.489%, 07/25/35	793
15,666	Series 2005-22T1, Class A2, IF, IO, 4.808%, 06/25/35	1,640
664	Series 2005-26CB, Class A10, IF, 12.576%, 07/25/35	664
6,714	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,436
327	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	298
11,181	Series 2005-37T1, Class A2, IF, IO, 4.789%, 09/25/35	1,360
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,211
16,380	Series 2005-54CB, Class 1A2, IF, IO, 4.588%, 11/25/35	1,441
4,046	Series 2005-57CB, Class 3A2, IF, IO, 4.839%, 12/25/35	510

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,294	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,902
13,162	Series 2005-J1, Class 1A4, IF, IO, 4.839%, 02/25/35	1,351
5,704	Series 2006-26CB, Class A9, 6.500%, 09/25/36	4,240
3,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	1,260
	Countrywide Home Loan Mortgage Pass-Through Trust,
153	Series 2003-8, Class A4, 4.500%, 05/25/18	153
2,365	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,259
219	Series 2003-34, Class A11, 5.250%, 09/25/33	219
753	Series 2003-44, Class A9, PO, 10/25/33	594
1,204	Series 2003-J7, Class 4A3, IF, 9.435%, 08/25/18	1,139
860	Series 2004-7, Class 2A1, VAR, 2.392%, 06/25/34	807
1,354	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,381
343	Series 2004-HYB1, Class 2A, VAR, 2.889%, 05/20/34	311
1,220	Series 2004-HYB3, Class 2A, VAR, 2.649%, 06/20/34	1,039
1,066	Series 2004-HYB6, Class A3, VAR, 3.089%, 11/20/34	933
1,019	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,051
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,776
5,176	Series 2005-22, Class 2A1, VAR, 3.094%, 11/25/35	4,161
	Credit Suisse Mortgage Capital Certificates,
1,242	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,250
627	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	577
2,006	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	2,036
3,749	Series 2010-11R, Class A1, VAR, 1.260%, 06/28/47 (e)	3,725
1,210	Series 2010-12R, Class 14A1, VAR, 4.500%, 09/26/46 (e)	1,217
809	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	819
250	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	230

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,400	Series 2011-1R, Class A1, VAR, 1.260%, 02/27/47 (e)	6,400
	CS First Boston Mortgage Securities Corp.,
886	Series 2003-1, Class DB1, 6.564%, 02/25/33	771
519	Series 2003-17, Class 2A1, 5.000%, 07/25/18	543
1,736	Series 2003-25, Class 1P, PO, 10/25/33	1,324
211	Series 2004-5, Class 5P, PO, 08/25/19	177
1,768	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,620
1,832	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,843
1,968	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,773
	Deutsche Mortgage Securities, Inc.,
1,082	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	1,085
1,868	Series 2010-RS2, Class A1, VAR, 1.510%, 06/28/47 (e)	1,869
20	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	20
	First Horizon Alternative Mortgage Securities,
1,447	Series 2004-AA4, Class A1, VAR, 2.544%, 10/25/34	1,306
2,305	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,777
4,160	Series 2007-FA4, Class 1A2, IF, IO, 5.389%, 08/25/37	610
	First Horizon Asset Securities, Inc.,
214	Series 2003-3, Class 1A4, 3.900%, 05/25/33	215
3,005	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,789
1,413	Series 2004-AR2, Class 2A1, VAR, 2.880%, 05/25/34	1,367
969	Series 2004-AR7, Class 2A1, VAR, 2.742%, 02/25/35	960
2,477	Series 2005-AR1, Class 2A2, VAR, 2.801%, 04/25/35	2,435
	GMAC Mortgage Corp. Loan Trust,
1,334	Series 2003-AR1, Class A4, VAR, 3.403%, 10/19/33	1,343
738	Series 2004-J5, Class A7, 6.500%, 01/25/35	765
460	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	467
1,024	Series 2005-AR3, Class 3A3, VAR, 3.225%, 06/19/35	999
5,565	Series 2005-AR3, Class 3A4, VAR, 3.225%, 06/19/35	4,509

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,160	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	2,189
	GSMPS Mortgage Loan Trust,
1,327	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,164
6,337	Series 2006-RP2, Class 1AS2, IF, IO, 5.782%, 04/25/36 (e)	924
	GSR Mortgage Loan Trust,
1,523	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,613
117	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	120
532	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	523
912	Series 2005-4F, Class AP, PO, 05/25/35	753
5,509	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,054
4,534	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,099
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,750
24,962	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.279%, 08/25/35	218
	JP Morgan Mortgage Trust,
3,253	Series 2006-A2, Class 4A1, VAR, 2.927%, 08/25/34	3,240
869	Series 2006-A3, Class 6A1, VAR, 2.994%, 08/25/34	824
1,329	JP Morgan Reremic, Series 2009-6, Class 4A1, VAR, 6.000%, 09/26/36 (e)	1,387
	Lehman Mortgage Trust,
1,539	Series 2006-2, Class 1A1, VAR, 6.448%, 04/25/36	1,531
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,520
1,254	LVII Resecuritization Trust, Series 2009-2, Class A3, VAR, 2.898%, 09/27/37 (e)	1,226
	MASTR Adjustable Rate Mortgages Trust,
110	Series 2004-4, Class 2A1, VAR, 2.426%, 05/25/34	66
1,837	Series 2004-13, Class 2A1, VAR, 2.826%, 04/21/34	1,796
6,212	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	6,251
2,800	Series 2004-13, Class 3A7, VAR, 2.899%, 11/21/34	2,729
467	Series 2004-15, Class 3A1, VAR, 3.278%, 12/25/34	396
	MASTR Alternative Loans Trust,
382	Series 2003-3, Class 1A1, 6.500%, 05/25/33	393
1,303	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,290
1,172	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,223

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,632	Series 2004-4, Class 10A1, 5.000%, 05/25/24	2,682
852	Series 2004-6, Class 30PO, PO, 07/25/34	584
1,183	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,209
596	Series 2004-7, Class 30PO, PO, 08/25/34	427
2,854	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,910
592	Series 2004-10, Class 1A1, 4.500%, 09/25/19	603
	MASTR Asset Securitization Trust,
297	Series 2003-2, Class 2A1, 4.500%, 03/25/18	300
105	Series 2003-3, Class 4A1, 5.000%, 04/25/18	108
421	Series 2003-4, Class 3A2, 5.000%, 05/25/18	437
430	Series 2003-12, Class 30PO, PO, 12/25/33	258
268	Series 2004-1, Class 30PO, PO, 02/25/34	183
243	Series 2004-4, Class 3A1, 4.500%, 04/25/19	251
227	Series 2004-6, Class 15PO, PO, 05/25/19	184
481	Series 2004-8, Class 1A1, 4.750%, 08/25/19	492
190	Series 2004-8, Class PO, PO, 08/25/19	158
33	Series 2004-10, Class 5A1, VAR, 0.662%, 11/25/34	33
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	915
4,410	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.611%, 05/25/35 (e)	3,654
4,178	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,841
104	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	116
907	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.581%, 02/25/35	705
	Nomura Asset Acceptance Corp.,
682	Series 2003-A1, Class A1, 5.500%, 05/25/33	702
213	Series 2003-A1, Class A2, 6.000%, 05/25/33	225
66	Series 2003-A1, Class A5, 7.000%, 04/25/33	69
45	Series 2003-A1, Class A7, 5.000%, 04/25/18	46
754	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	763
	Paine Webber CMO Trust,
5	Series H, Class 4, 8.750%, 04/01/18	5
21	Series P, Class 4, 8.500%, 08/01/19	24
	RBSSP Resecuritization Trust,
1,929	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,948
1,508	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,561
1,044	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,076

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,424	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,555
1,585	Series 2010-9, Class 1A1, VAR, 0.446%, 07/26/37 (e) (f) (i)	1,428
1,800	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,786
1,420	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,438
	Residential Accredit Loans, Inc.,
351	Series 2002-QS16, Class A3, IF, 16.076%, 10/25/17	382
1,133	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,152
5,191	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,114
1,934	Series 2003-QS12, Class A2A, IF, IO, 7.338%, 06/25/18	265
589	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	63
3,996	Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,063
1,203	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,242
2,584	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,700
777	Series 2003-QS3, Class A2, IF, 15.925%, 02/25/18	838
729	Series 2003-QS3, Class A8, IF, IO, 7.338%, 02/25/18	85
2,037	Series 2003-QS9, Class A3, IF, IO, 7.288%, 05/25/18	291
3,153	Series 2004-QA6, Class NB2, VAR, 3.159%, 12/26/34	2,532
398	Series 2004-QS8, Class A2, 5.000%, 06/25/34	398
	Residential Asset Securitization Trust,
1,261	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,080
118	Series 2003-A14, Class A1, 4.750%, 02/25/19	122
4,442	Series 2005-A2, Class A4, IF, IO, 4.789%, 03/25/35	534
1,550	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,004
	Residential Funding Mortgage Securities I,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,154
511	Series 2003-S14, Class A4, PO, 07/25/18	489
927	Series 2004-S3, Class A1, 4.750%, 03/25/19	953

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,704	Series 2004-S6, Class 2A6, PO, 06/25/34	1,411
388	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	393
1,165	Series 2005-SA4, Class 1A1, VAR, 3.236%, 09/25/35	897
54	Series 2007-S2, Class A11, 5.750%, 02/25/37	54
85	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	61
	Salomon Brothers Mortgage Securities VII, Inc.,
742	Series 2003-HYB1, Class A, VAR, 3.199%, 09/25/33	755
166	Series 2003-UP2, Class PO1, PO, 12/25/18	123
3,500	Station Place Securitization Trust, Series 2010-1, Class A, VAR, 1.263%, 12/20/42	3,500
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.934%, 06/25/34	2,755
	Structured Asset Securities Corp.,
88	Series 2002-10H, Class 1AP, PO, 05/25/32	65
280	Series 2003-8, Class 1A2, 5.000%, 04/25/18	289
504	Series 2003-31A, Class B1, VAR, 2.721%, 10/25/33	209
1,876	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,909
1,352	Series 2004-20, Class 1A3, 5.250%, 11/25/34	1,367
3,000	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,988
611	Series 2005-6, Class 4A1, 5.000%, 05/25/35	601
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	984
	WaMu Mortgage Pass-Through Certificates,
241	Series 2003-AR8, Class A, VAR, 2.717%, 08/25/33	245
5,606	Series 2003-AR9, Class 1A6, VAR, 2.712%, 09/25/33	5,561
741	Series 2003-AR9, Class 2A, VAR, 2.780%, 09/25/33	751
2,121	Series 2003-S10, Class A5, 5.000%, 10/25/18	2,129
233	Series 2003-S10, Class A6, PO, 10/25/18	231
615	Series 2003-S11, Class 2A5, IF, 16.331%, 11/25/33	646
1,090	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,123
3,318	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,322
465	Series 2003-S9, Class P, PO, 10/25/33	332
449	Series 2004-AR3, Class A1, VAR, 2.703%, 06/25/34	442
256	Series 2004-AR3, Class A2, VAR, 2.703%, 06/25/34	252

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,407	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,502
664	Series 2006-AR10, Class 2P, VAR, 09/25/36	385
412	Series 2006-AR12, Class 2P, VAR, 10/25/36	239
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
14,780	Series 2005-2, Class 1A4, IF, IO, 4.789%, 04/25/35	1,210
3,569	Series 2005-2, Class 2A3, IF, IO, 4.739%, 04/25/35	477
3,885	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	604
4,106	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,598
3,785	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	615
1,282	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,133
5,332	Series 2005-6, Class 2A9, 5.500%, 08/25/35	3,959
79	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	83
	Wells Fargo Mortgage-Backed Securities Trust,
177	Series 2002-18, Class 2A5, 6.000%, 12/25/32	179
647	Series 2003-8, Class A9, 4.500%, 08/25/18	668
1,725	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,725
388	Series 2003-11, Class 1APO, PO, 10/25/18	326
1,177	Series 2003-13, Class A7, 4.500%, 11/25/18	1,195
1,417	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,459
287	Series 2003-15, Class APO, PO, 12/25/18	235
1,216	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,244
479	Series 2003-16, Class 2A3, 4.500%, 12/25/18	487
870	Series 2003-K, Class 1A1, VAR, 4.464%, 11/25/33	877
1,645	Series 2003-K, Class 1A2, VAR, 4.464%, 11/25/33	1,692
443	Series 2004-2, Class APO, PO, 01/25/19	368
722	Series 2004-7, Class 2A1, 4.500%, 07/25/19	733
703	Series 2004-7, Class 2A2, 5.000%, 07/25/19	736
1,729	Series 2004-BB, Class A4, VAR, 2.746%, 01/25/35	1,736
1,233	Series 2004-EE, Class 2A1, VAR, 2.853%, 12/25/34	1,207
1,281	Series 2004-EE, Class 3A1, VAR, 2.952%, 12/25/34	1,279

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,554	Series 2004-P, Class 2A1, VAR, 2.910%, 09/25/34	2,588
1,277	Series 2004-V, Class 1A1, VAR, 2.862%, 10/25/34	1,272
1,079	Series 2005-1, Class 2A1, 5.000%, 01/25/20	1,112
328	Series 2005-13, Class APO, PO, 11/25/20	263
928	Series 2005-16, Class APO, PO, 01/25/36	557
704	Series 2005-AR16, Class 2A1, VAR, 2.764%, 10/25/35	669
675	Series 2005-AR8, Class 2A1, VAR, 2.849%, 06/25/35	672
1,418	Series 2006-2, Class APO, PO, 03/25/36	966
1,091	Series 2006-4, Class 1APO, PO, 04/25/36	762
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,379
781	Series 2007-11, Class A14, 6.000%, 08/25/37	745

		406,727

	Total Collateralized Mortgage Obligations (Cost $1,189,621)	1,271,282

Commercial Mortgage-Backed Securities — 1.8%
	Banc of America Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	420
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,664
4,296	Series 2005-6, Class ASB, VAR, 5.195%, 09/10/47	4,547
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	284
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,443
250	Series 2006-5, Class A4, 5.414%, 09/10/47	267
	Bear Stearns Commercial Mortgage Securities,
53	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	53
1,944	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,024
3,148	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	3,434
997	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,009
	Citigroup Commercial Mortgage Trust,
1,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,257
479	Series 2006-C4, Class A1, VAR, 5.727%, 03/15/49	480
1,100	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,361	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	3,360
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,284
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	523
	GS Mortgage Securities Corp. II,
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	831
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,028
1,000	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,074
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,350
2,878	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,008
3,207	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.431%, 02/12/39	3,471
1,169	Morgan Stanley, 3.000%, 07/17/56	1,172
134	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.682%, 08/12/41	134
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,188
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.047%, 08/15/39	6,031
3,275	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,284

	Total Commercial Mortgage-Backed Securities (Cost $49,079)	53,795

Corporate Bonds — 17.1%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
665	Johnson Controls Inc, 4.250%, 03/01/21	662

	Automobiles — 0.0% (g)
1,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,127

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald's Corp., 4.300%, 03/01/13	424

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	496

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	127
252	5.750%, 04/15/20	268
700	7.875%, 07/30/30	816
190	8.875%, 05/15/19	240
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	341
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	699
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,012
	Comcast Corp.,
1,000	5.300%, 01/15/14	1,091
1,484	5.500%, 03/15/11	1,487
1,845	5.900%, 03/15/16	2,051
400	6.500%, 11/15/35	422
740	Comcast Holdings Corp., 10.625%, 07/15/12	831
	Cox Communications, Inc.,
505	5.450%, 12/15/14	558
125	8.375%, 03/01/39 (e)	160
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	502
1,000	DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.600%, 02/15/21	979
2,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.000%, 08/15/40	1,957
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,532
800	NBC Universal, Inc., 5.950%, 04/01/41 (e)	788
	News America Holdings, Inc.,
500	8.000%, 10/17/16	610
355	8.875%, 04/26/23	457
	News America, Inc.,
100	6.200%, 12/15/34	103
250	6.900%, 08/15/39	280
1,075	7.300%, 04/30/28	1,195
	Thomson Reuters Corp., (Canada),
315	4.700%, 10/15/19	331
493	5.950%, 07/15/13	545
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,342
800	8.250%, 04/01/19	985
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	151
1,100	8.375%, 07/15/33	1,365
872	10.150%, 05/01/12	959
	Time Warner, Inc.,
150	6.200%, 03/15/40	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
200	7.625%, 04/15/31	236
171	7.700%, 05/01/32	204
995	Viacom, Inc., 6.250%, 04/30/16	1,141

		28,918

	Multiline Retail — 0.1%
275	Kohl's Corp., 6.250%, 12/15/17	316
	Target Corp.,
200	6.000%, 01/15/18	230
800	7.000%, 01/15/38	970

		1,516

	Specialty Retail — 0.1%
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,808
750	Lowe's Cos., Inc., 7.110%, 05/15/37	891
590	Staples, Inc., 9.750%, 01/15/14	713

		3,412

	Total Consumer Discretionary	36,555

	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	660
905	5.750%, 04/01/36	931
515	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	638
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	531
410	4.875%, 03/15/19	444
300	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	322
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	533
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	889
500	5.500%, 04/01/13	542
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	946
54	PepsiCo, Inc., 7.900%, 11/01/18	69
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	287

		6,792

	Food & Staples Retailing — 0.2%
250	CVS Caremark Corp., 6.125%, 09/15/39	260
	Kroger Co. (The),
850	7.500%, 01/15/14	974

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food & Staples Retailing — Continued
1,460	7.500%, 04/01/31	1,738
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	451
752	5.250%, 09/01/35	747
215	6.200%, 04/15/38	240
350	7.550%, 02/15/30	447

		4,857

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	176
875	8.500%, 06/15/19	1,039
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	197
	Cargill, Inc.,
400	5.200%, 01/22/13 (e)	429
100	6.375%, 06/01/12 (e)	106
850	7.350%, 03/06/19 (e)	1,026
232	General Mills, Inc., 6.000%, 02/15/12	244
	Kellogg Co.,
462	4.250%, 03/06/13	489
1,200	5.125%, 12/03/12	1,282
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,629
1,135	6.500%, 08/11/17	1,304
345	6.750%, 02/19/14	392
600	6.875%, 02/01/38	673
500	6.875%, 01/26/39	561
350	7.000%, 08/11/37	398

		9,945

	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	83
969	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,235
110	Procter & Gamble Co., 5.500%, 02/01/34	117

		1,435

	Total Consumer Staples	23,029

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	1,970
900	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	991

		2,961

	Oil, Gas & Consumable Fuels — 0.7%
150	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	138
2,000	7.625%, 03/15/14	2,290
265	8.700%, 03/15/19	327
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,146
1,000	Chevron Corp., 4.950%, 03/03/19	1,116
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	499
	ConocoPhillips,
200	5.200%, 05/15/18	221
450	5.750%, 02/01/19	510
150	6.000%, 01/15/20	172
200	6.500%, 02/01/39	232
105	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	109
645	EnCana Corp., (Canada), 6.500%, 05/15/19	757
600	EOG Resources, Inc., 4.100%, 02/01/21	580
200	Kerr-McGee Corp., 6.950%, 07/01/24	224
	Marathon Oil Corp.,
819	5.900%, 03/15/18	928
1,535	6.000%, 10/01/17	1,752
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	368
1,045	6.800%, 05/15/38	1,173
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	276
275	4.000%, 03/21/14	294
1,000	4.300%, 09/22/19	1,034
1,005	4.375%, 03/25/20	1,042
1,230	6.375%, 12/15/38	1,403
467	Statoil ASA, (Norway), 3.125%, 08/17/17	464
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	284
125	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	153
400	Tosco Corp., 8.125%, 02/15/30	514
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,362
370	4.125%, 01/28/21	367
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,250

		22,164

	Total Energy	25,125

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Financials — 9.7%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
900	2.950%, 06/18/15	918
750	4.600%, 01/15/20	782
310	5.125%, 08/27/13	339
	BlackRock, Inc.,
540	3.500%, 12/10/14	567
652	5.000%, 12/10/19	686
350	6.250%, 09/15/17	400
1,500	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,474
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	273
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	547
5,022	6.125%, 11/15/11	5,217
500	FMR LLC, 6.450%, 11/15/39 (e)	494
	Goldman Sachs Group, Inc. (The),
892	3.700%, 08/01/15	904
1,041	4.750%, 07/15/13	1,108
2,660	5.150%, 01/15/14	2,873
1,032	5.250%, 10/15/13	1,118
840	5.375%, 03/15/20	863
750	5.500%, 11/15/14	823
4,100	5.950%, 01/18/18	4,451
94	6.000%, 06/15/20	101
305	6.250%, 09/01/17	339
1,606	6.600%, 01/15/12	1,688
485	6.750%, 10/01/37	497
2,025	7.500%, 02/15/19	2,387
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	448
1,005	5.500%, 03/15/16	1,053
1,000	6.450%, 06/08/27	1,001
550	8.500%, 07/15/19	651
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	27
1,246	4.800%, 03/13/14 (d)	316
1,000	5.500%, 04/04/16 (d)	254
1,200	5.750%, 05/17/13 (d)	304
1,850	6.000%, 07/19/12 (d)	469
1,670	6.625%, 01/18/12 (d)	424
152	7.875%, 11/01/09 (d)	39
	Macquarie Group Ltd., (Australia),
1,400	6.250%, 01/14/21 (e)	1,431

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
750	7.300%, 08/01/14 (e)	837
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,386
920	5.700%, 05/02/17	957
1,702	6.150%, 04/25/13	1,839
2,496	6.400%, 08/28/17	2,742
1,249	6.875%, 04/25/18	1,405
	Morgan Stanley,
625	4.000%, 07/24/15	640
893	4.200%, 11/20/14	927
2,029	4.750%, 04/01/14	2,121
4,225	5.300%, 03/01/13	4,505
1,000	5.450%, 01/09/17	1,054
1,021	5.500%, 07/24/20	1,032
665	5.625%, 09/23/19	683
900	5.750%, 08/31/12	958
1,200	6.000%, 05/13/14	1,313
400	6.625%, 04/01/18	442
1,330	6.750%, 04/15/11	1,340
370	6.750%, 10/15/13	410
	Nomura Holdings, Inc., (Japan),
1,250	4.125%, 01/19/16	1,244
150	5.000%, 03/04/15	157
1,150	6.700%, 03/04/20	1,239
226	Northern Trust Corp., 5.500%, 08/15/13	249
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	419
2,300	3.875%, 01/15/15	2,362
365	4.875%, 08/04/20	368
500	5.750%, 04/25/18	543
425	5.875%, 12/20/17	465

		67,903

	Commercial Banks — 2.5%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	558
	Australia & New Zealand Banking Group Ltd., (Australia),
900	3.250%, 03/01/16 (e)	896
228	4.875%, 01/12/21 (e)	232
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	988
737	3.400%, 01/22/15	763
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	707

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,694
800	2.500%, 09/21/15 (e)	785
935	3.900%, 04/07/15	965
175	5.000%, 09/22/16	186
700	5.200%, 07/10/14	757
1,000	6.050%, 12/04/17 (e)	1,035
	BB&T Corp.,
865	3.375%, 09/25/13	904
1,450	3.850%, 07/27/12	1,505
750	3.950%, 04/29/16	777
740	4.900%, 06/30/17	769
245	6.850%, 04/30/19	284
695	Branch Banking & Trust Co., 5.625%, 09/15/16	766
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,021
260	Comerica, Inc., 3.000%, 09/16/15	259
	Credit Suisse, (Switzerland),
500	3.450%, 07/02/12	516
451	4.375%, 08/05/20	439
942	5.000%, 05/15/13	1,010
160	5.300%, 08/13/19	169
675	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	684
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	652
970	3.875%, 08/18/14	1,015
1,211	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	1,163
720	Fifth Third Bancorp, 5.450%, 01/15/17	754
	HSBC Bank plc, (United Kingdom),
666	4.125%, 08/12/20 (e)	640
575	4.750%, 01/19/21 (e)	576
2,400	KeyBank N.A., 5.500%, 09/17/12	2,548
480	KeyCorp, 6.500%, 05/14/13	526
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,375
1,845	Marshall & Ilsley Corp., 5.350%, 04/01/11	1,850
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,060
750	2.750%, 09/28/15 (e)	743
795	3.750%, 03/02/15 (e)	824
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,354
250	National City Bank, 5.800%, 06/07/17	275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
600	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	597
400	PNC Bank N.A., 6.875%, 04/01/18	456
	PNC Funding Corp.,
567	4.375%, 08/11/20	568
940	5.250%, 11/15/15	1,013
950	5.625%, 02/01/17	1,023
565	6.700%, 06/10/19	658
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	135
2,400	3.200%, 03/11/15 (e)	2,440
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,119
820	6.000%, 09/11/17	882
880	6.375%, 04/01/11	884
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	1,124
	U.S. Bancorp,
645	2.000%, 06/14/13	656
1,107	7.500%, 06/01/26	1,226
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,093
250	6.000%, 11/15/17	280
1,125	6.600%, 01/15/38	1,270
	Wachovia Corp.,
685	4.875%, 02/15/14	727
2,000	5.500%, 05/01/13	2,169
4,480	5.750%, 02/01/18	4,981
	Wells Fargo & Co.,
1,000	3.750%, 10/01/14	1,053
2,135	5.625%, 12/11/17	2,366
	Wells Fargo Bank N.A.,
915	4.750%, 02/09/15	968
250	5.750%, 05/16/16	276
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	947
2,105	4.875%, 11/19/19	2,195

		74,130

	Consumer Finance — 0.7%
	American Express Credit Corp.,
2,140	5.875%, 05/02/13	2,321
400	7.300%, 08/20/13	450
1,083	American General Finance Corp., 5.375%, 10/01/12	1,065

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Consumer Finance — Continued
405	American Honda Finance Corp., 2.375%, 03/18/13 (e)	411
500	Capital One Bank USA N.A., 8.800%, 07/15/19	631
	Capital One Financial Corp.,
850	5.700%, 09/15/11	872
1,900	6.250%, 11/15/13	2,106
665	6.750%, 09/15/17	768
240	7.375%, 05/23/14	277
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,064
1,748	5.000%, 06/30/15	1,872
2,200	5.250%, 01/15/14	2,352
512	6.375%, 10/15/11	530
188	6.375%, 11/27/12	203
1,665	7.000%, 05/15/12	1,773
207	7.350%, 11/27/32	211
	John Deere Capital Corp.,
265	4.500%, 04/03/13	283
1,000	5.250%, 10/01/12	1,069
1,023	SLM Corp., 5.375%, 01/15/13	1,062
962	Toyota Motor Credit Corp., 3.200%, 06/17/15	991
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	333
1,845	Washington Mutual Finance Corp., 6.875%, 05/15/11	1,867

		22,511

	Diversified Financial Services — 2.4%
1,400	Associates Corp. of North America, 6.950%, 11/01/18	1,577
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,305
	Bank of America Corp.,
300	4.900%, 05/01/13	318
2,720	5.625%, 10/14/16	2,930
145	5.650%, 05/01/18	153
1,510	5.750%, 08/15/16	1,604
420	5.750%, 12/01/17	449
1,455	Bank of America N.A., 5.300%, 03/15/17	1,516
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	716
2,122	5.250%, 11/07/13	2,304
	Caterpillar Financial Services Corp.,
665	4.900%, 08/15/13	721
560	5.500%, 03/15/16	627

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
1,300	6.200%, 09/30/13	1,458
305	7.050%, 10/01/18	372
510	7.150%, 02/15/19	625
	Citigroup, Inc.,
200	4.587%, 12/15/15	209
856	4.700%, 05/29/15	899
222	4.750%, 05/19/15	234
1,015	5.000%, 09/15/14	1,067
2,025	5.125%, 05/05/14	2,177
536	5.375%, 08/09/20	556
600	5.500%, 04/11/13	643
2,112	5.625%, 08/27/12	2,222
150	6.000%, 12/13/13	164
2,150	6.000%, 08/15/17	2,356
755	6.010%, 01/15/15	828
350	6.125%, 11/21/17	386
510	6.375%, 08/12/14	569
400	8.125%, 07/15/39	507
530	8.500%, 05/22/19	658
	CME Group, Inc.,
3,176	5.400%, 08/01/13	3,485
100	5.750%, 02/15/14	111
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,179
200	Diageo Investment Corp., 9.000%, 08/15/11	208
154	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	154
	General Electric Capital Corp.,
5,825	5.250%, 10/19/12	6,197
191	5.300%, 02/11/21	196
2,500	5.400%, 02/15/17	2,721
5,055	5.625%, 05/01/18	5,498
1,000	5.650%, 06/09/14	1,094
9,450	5.875%, 02/15/12	9,921
310	5.875%, 01/14/38	311
6,912	6.000%, 06/15/12	7,351
2,094	6.750%, 03/15/32	2,334
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	231
635	4.750%, 03/01/14	686
200	10.375%, 11/01/18	274
640	Textron Financial Corp., 5.400%, 04/28/13	675

		73,776

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — 1.4%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	448
350	5.600%, 05/15/15	387
317	Aflac, Inc., 6.450%, 08/15/40	327
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,096
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,553
2,960	5.450%, 05/18/17	3,082
	AON Corp.,
336	3.500%, 09/30/15	337
306	6.250%, 09/30/40	317
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,294
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	232
1,250	4.000%, 04/15/12	1,295
1,000	4.600%, 05/15/13	1,070
605	5.000%, 08/15/13	660
1,505	5.400%, 05/15/18	1,666
100	Chubb Corp. (The), 5.750%, 05/15/18	112
	CNA Financial Corp.,
750	5.850%, 12/15/14	810
781	5.875%, 08/15/20	813
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	887
1,695	6.125%, 05/30/12 (e)	1,791
	MassMutual Global Funding II,
540	2.300%, 09/28/15 (e)	524
338	2.875%, 04/21/14 (e)	350
500	3.625%, 07/16/12 (e)	517
430	MetLife, Inc., 6.817%, 08/15/18	505
	Metropolitan Life Global Funding I,
1,250	2.875%, 09/17/12 (e)	1,279
400	3.125%, 01/11/16 (e)	397
300	5.125%, 04/10/13 (e)	321
1,093	5.200%, 09/18/13 (e)	1,184
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	266
467	Nationwide Financial Services, 6.250%, 11/15/11	484
650	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	775
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
2,637	5.375%, 09/15/13 (e)	2,894
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	663
410	5.150%, 04/15/13 (e)	436
200	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	263
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,288
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	526
4,549	6.250%, 02/15/12 (e)	4,716
	Principal Life Income Funding Trusts,
290	5.150%, 06/17/11	294
215	5.300%, 12/14/12	230
2,365	Protective Life Secured Trusts, 4.000%, 04/01/11	2,372
210	Travelers Cos, Inc. (The), 5.800%, 05/15/18	233
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,232
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	322

		43,023

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
600	5.875%, 09/15/20	612
1,325	6.650%, 01/15/18	1,413
895	HCP, Inc., 5.375%, 02/01/21	915
	Simon Property Group LP,
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	198
705	5.625%, 08/15/14	776
665	6.100%, 05/01/16	755
320	6.125%, 05/30/18	360
330	6.750%, 05/15/14	371
1,236	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,413

		6,847

	Thrifts & Mortgage Finance — 0.2%
400	Countrywide Financial Corp., 6.250%, 05/15/16	428
2,865	Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,871
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,472

		4,771

	Total Financials	292,961

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
237	4.500%, 03/15/20	243
500	4.950%, 10/01/41	461
570	5.700%, 02/01/19	640
720	5.750%, 03/15/40	748

		2,092

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	404
215	4.625%, 03/15/15	234
100	Becton Dickinson and Co., 5.000%, 05/15/19	108

		746

	Health Care Providers & Services — 0.0% (g)
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	367
	WellPoint, Inc.,
168	5.875%, 06/15/17	190
113	7.000%, 02/15/19	134

		691

	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	278
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	722
450	Eli Lilly & Co., 3.550%, 03/06/12	462
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	484
750	4.850%, 05/15/13	811
530	6.375%, 05/15/38	604
650	Merck & Co., Inc., 6.000%, 09/15/17	752

		4,113

	Total Health Care	7,642

	Industrials — 0.5%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	333
1,144	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,169
146	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	149

		1,651

	Airlines — 0.1%
262	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	261

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — Continued
482	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	503
282	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	307
655	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	666

		1,737

	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	208

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	788
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	594
1,020	5.000%, 03/15/15	1,076
200	5.600%, 03/15/18	208
	Waste Management, Inc.,
214	4.750%, 06/30/20	220
455	7.375%, 03/11/19	549

		3,435

	Industrial Conglomerates — 0.0% (g)
130	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	152
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	338
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	647

		1,137

	Machinery — 0.0% (g)
500	Eaton Corp., 5.600%, 05/15/18	555
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	311
125	PACCAR, Inc., 6.375%, 02/15/12	131
135	Parker Hannifin Corp., 5.500%, 05/15/18	151

		1,148

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	119
500	5.650%, 05/01/17	560
250	5.750%, 03/15/18	280
250	6.700%, 08/01/28	277
200	6.750%, 07/15/11	205
450	7.000%, 02/01/14	513

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — Continued
	CSX Corp.,
145	6.250%, 04/01/15	165
250	6.300%, 03/15/12	263
205	7.375%, 02/01/19	248
350	Erac USA Finance Co., 6.375%, 10/15/17 (e)	393
355	Norfolk Southern Corp., 7.700%, 05/15/17	435
420	Ryder System, Inc., 3.600%, 03/01/16	417
	Union Pacific Corp.,
235	4.875%, 01/15/15	255
1,100	5.650%, 05/01/17	1,234
600	5.700%, 08/15/18	675
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	446
60	SUB, 8.375%, 04/01/30	76

		6,561

	Total Industrials	15,877

	Information Technology — 0.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	991
350	5.500%, 01/15/40	349
755	5.900%, 02/15/39	794

		2,134

	Computers & Peripherals — 0.4%
	Dell, Inc.,
1,280	2.300%, 09/10/15	1,257
300	7.100%, 04/15/28	340
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	283
600	4.750%, 06/02/14	653
1,345	5.400%, 03/01/17	1,504
1,230	6.125%, 03/01/14	1,380
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	2,969
690	6.220%, 08/01/27	804
1,075	7.625%, 10/15/18	1,359

		10,549

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
170	3.375%, 11/01/15	168
165	6.000%, 04/01/20	170
1,080	6.875%, 07/01/13	1,179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — Continued
500	7.500%, 01/15/27	528

		2,045

	IT Services — 0.0% (g)
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,128

	Office Electronics — 0.0% (g)
	Xerox Corp.,
550	6.750%, 02/01/17	634
100	8.250%, 05/15/14	117

		751

	Software — 0.1%
160	Intuit, Inc., 5.750%, 03/15/17	176
	Microsoft Corp.,
720	1.625%, 09/25/15	699
117	4.500%, 10/01/40	105
	Oracle Corp.,
500	5.000%, 07/08/19	538
1,412	5.250%, 01/15/16	1,576
698	5.750%, 04/15/18	785
465	6.500%, 04/15/38	525

		4,404

	Total Information Technology	21,011

	Materials — 0.4%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	260
	Dow Chemical Co. (The),
203	4.250%, 11/15/20	196
1,250	6.000%, 10/01/12	1,344
370	7.375%, 11/01/29	448
200	8.550%, 05/15/19	253
	EI Du Pont de Nemours & Co.,
635	1.950%, 01/15/16	613
350	4.900%, 01/15/41	329
1,610	6.000%, 07/15/18	1,841
1,430	Monsanto Co., 7.375%, 08/15/12	1,561
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	936
	PPG Industries, Inc.,
114	5.500%, 11/15/40	113
415	5.750%, 03/15/13	449
350	9.000%, 05/01/21	454

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Chemicals — Continued
	Praxair, Inc.,
662	4.625%, 03/30/15	714
885	5.250%, 11/15/14	991
350	Union Carbide Corp., 7.750%, 10/01/96	364

		10,866

	Metals & Mining — 0.0% (g)
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	460
400	5.500%, 04/01/14	445
550	6.500%, 04/01/19	652
115	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	108

		1,665

	Total Materials	12,531

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
6	AT&T Corp., 8.000%, 11/15/31	8
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,657
386	5.100%, 09/15/14	425
170	5.350%, 09/01/40 (e)	156
250	5.500%, 02/01/18	275
2,700	6.300%, 01/15/38	2,803
478	BellSouth Corp., 5.200%, 09/15/14	526
	BellSouth Telecommunications, Inc.,
1,073	6.300%, 12/15/15	1,156
300	7.000%, 10/01/25	333
2,500	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	2,668
	Deutsche Telekom International Finance B.V., (Netherlands),
1,150	4.875%, 07/08/14	1,240
400	6.000%, 07/08/19	452
105	8.750%, 06/15/30	138
2,100	GTE Corp., 6.840%, 04/15/18	2,453
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,438
1,616	5.250%, 11/15/13	1,689
750	6.999%, 06/04/18	805
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	321
880	5.855%, 02/04/13	940
515	5.877%, 07/15/19	541
404	TELUS Corp., (Canada), 8.000%, 06/01/11	412

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	715
443	5.550%, 02/15/16	494
100	5.850%, 09/15/35	101
1,250	7.350%, 04/01/39	1,483
1,312	Verizon Florida LLC, 6.125%, 01/15/13	1,408
350	Verizon Global Funding Corp., 7.750%, 12/01/30	430
554	Verizon Maryland, Inc., 6.125%, 03/01/12	582
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,677
962	Verizon Virginia, Inc., 4.625%, 03/15/13	1,018

		30,344

	Wireless Telecommunication Services — 0.1%
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	553
895	New Cingular Wireless Services, Inc., 8.125%, 05/01/12	970
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,228

		2,751

	Total Telecommunication Services	33,095

	Utilities — 1.7%
	Electric Utilities — 1.2%
110	Alabama Power Co., 6.125%, 05/15/38	121
	Carolina Power & Light Co.,
888	5.125%, 09/15/13	969
305	5.300%, 01/15/19	337
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,562
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,206
310	Columbus Southern Power Co., 6.050%, 05/01/18	351
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	206
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	627
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	710
745	5.625%, 11/30/12	803
728	6.250%, 01/15/12	764
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,467
950	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	954

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	949
229	5.750%, 10/01/41	215
	Florida Power & Light Co.,
410	5.950%, 10/01/33	448
335	5.950%, 02/01/38	366
	Florida Power Corp.,
280	5.650%, 06/15/18	317
220	6.400%, 06/15/38	250
	FPL Group Capital, Inc.,
255	5.350%, 06/15/13	275
670	6.000%, 03/01/19	743
265	7.875%, 12/15/15	317
	Georgia Power Co.,
112	4.750%, 09/01/40	102
200	5.950%, 02/01/39	214
225	6.000%, 11/01/13	252
100	Indiana Michigan Power Co., 7.000%, 03/15/19	118
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	120
105	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	108
105	MidAmerican Energy Co., 5.300%, 03/15/18	116
	Nevada Power Co.,
55	5.375%, 09/15/40	53
510	6.500%, 08/01/18	587
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	316
500	Northern States Power Co., 6.250%, 06/01/36	569
320	Ohio Power Co., 5.750%, 09/01/13	350
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	220
540	6.800%, 09/01/18	627
	Pacific Gas & Electric Co.,
780	5.625%, 11/30/17	873
160	8.250%, 10/15/18	207
	PacifiCorp,
175	5.500%, 01/15/19	195
150	5.650%, 07/15/18	169
100	Peco Energy Co., 5.350%, 03/01/18	111
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,212
300	Progress Energy, Inc., 6.050%, 03/15/14	334
772	PSEG Power LLC, 5.125%, 04/15/20	795

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	84
125	5.800%, 08/01/18	142
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,723
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	227
277	5.375%, 11/01/39	278
2,000	6.330%, 11/01/13	2,249
	Southern California Edison Co.,
160	4.150%, 09/15/14	172
765	5.500%, 08/15/18	861
391	5.750%, 03/15/14	437
200	5.950%, 02/01/38	219
1,140	6.050%, 03/15/39	1,264
250	Southern Co., 4.150%, 05/15/14	265
200	Southwestern Public Service Co., 8.750%, 12/01/18	251
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,745
500	6.200%, 04/15/18	557
400	8.000%, 10/01/19	484
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,074
1,320	5.400%, 04/30/18	1,463
615	5.950%, 09/15/17	706

		36,806

	Gas Utilities — 0.2%
345	AGL Capital Corp., 4.450%, 04/15/13	362
	Atmos Energy Corp.,
105	5.125%, 01/15/13	110
250	8.500%, 03/15/19	314
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	365
925	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	863
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	588
1,100	7.250%, 08/15/38	1,309
975	4.000%, 06/15/13	1,033
250	6.500%, 08/15/18	292

		5,236

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	831

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multi-Utilities — Continued
300	7.000%, 06/15/38	354
600	8.875%, 01/15/19	771
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,127
375	PG&E Corp., 5.750%, 04/01/14	412
	Sempra Energy,
1,145	6.150%, 06/15/18	1,298
150	6.500%, 06/01/16	172
850	8.900%, 11/15/13	993
395	9.800%, 02/15/19	525
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	505
265	6.250%, 12/01/15	306

		7,294

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,239

	Total Utilities	50,575

	Total Corporate Bonds (Cost $492,271)	518,401

Foreign Government Securities — 0.3%
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	612
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	715
2,200	2.950%, 02/05/15	2,276
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	486
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,568
856	6.625%, 03/03/15	978
3,328	7.500%, 04/08/33	4,077

	Total Foreign Government Securities (Cost $10,022)	10,712

Mortgage Pass-Through Securities — 6.9%
	Federal Home Loan Mortgage Corp.,
2,541	VAR, 6.005%, 11/01/36	2,712
71	ARM, 2.256%, 07/01/19	73
932	ARM, 2.480%, 12/01/33	976
62	ARM, 2.528%, 04/01/30	66
1,613	ARM, 2.629%, 04/01/34	1,678
596	ARM, 2.667%, 02/01/36	625
791	ARM, 2.818%, 12/01/34	831
766	ARM, 3.779%, 11/01/36	806
546	ARM, 5.523%, 05/01/36	581

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,026	ARM, 5.804%, 10/01/36	1,080
280	ARM, 5.865%, 02/01/37	297
562	ARM, 6.152%, 12/01/36	593
1,763	ARM, 6.230%, 03/01/37	1,853
347	ARM, 6.373%, 10/01/36	364
717	ARM, 6.674%, 10/01/36	751
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,128	4.000%, 06/01/13 - 05/01/19	4,281
347	4.500%, 08/01/18	367
1,166	5.000%, 12/01/18	1,249
84	5.500%, 06/01/17	91
133	6.000%, 04/01/18	146
1,229	6.500%, 08/01/16 - 02/01/19	1,341
241	7.000%, 01/01/17 - 04/01/17	254
30	7.500%, 10/01/14 - 11/01/15	31
27	8.500%, 11/01/15	30
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
283	6.000%, 12/01/22	312
755	6.500%, 11/01/22	837
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,371	4.000%, 10/01/33 - 09/01/35	5,333
5,830	5.000%, 09/01/34 - 08/01/40	6,128
4,691	5.500%, 10/01/33 - 07/01/35	5,058
806	6.000%, 12/01/33 - 01/01/34	891
5,238	6.500%, 11/01/34 - 11/01/36	5,901
1,035	7.000%, 07/01/32 - 10/01/36	1,181
1,474	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,740
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
908	5.500%, 10/01/33 - 01/01/34	963
174	7.000%, 07/01/29	192
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
11	12.000%, 08/01/15 - 07/01/19	13
	Federal National Mortgage Association,
233	ARM, 1.813%, 09/01/34	235
1,522	ARM, 1.909%, 01/01/33	1,562
2,243	ARM, 2.034%, 01/01/35	2,333
685	ARM, 2.038%, 11/01/34	712
25	ARM, 2.079%, 03/01/19	26
2,323	ARM, 2.093%, 09/01/35	2,424
1,337	ARM, 2.244%, 05/01/35	1,384

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
1,147	ARM, 2.245%, 01/01/35	1,193
683	ARM, 2.270%, 01/01/36	705
386	ARM, 2.322%, 02/01/35	403
405	ARM, 2.390%, 07/01/34	423
398	ARM, 2.402%, 11/01/33	416
95	ARM, 2.413%, 04/01/34	100
1,736	ARM, 2.416%, 06/01/35	1,823
324	ARM, 2.438%, 01/01/34	339
285	ARM, 2.477%, 05/01/35	299
1,251	ARM, 2.553%, 11/01/34	1,312
3,150	ARM, 2.556%, 04/01/35	3,308
892	ARM, 2.577%, 05/01/34	934
174	ARM, 2.609%, 07/01/33	182
1,313	ARM, 2.620%, 07/01/33	1,380
562	ARM, 2.628%, 06/01/36	590
327	ARM, 2.637%, 09/01/35	344
1,211	ARM, 2.657%, 10/01/34	1,275
828	ARM, 2.670%, 10/01/34	872
615	ARM, 2.746%, 08/01/34	647
466	ARM, 2.780%, 09/01/34	490
11	ARM, 2.951%, 01/01/19	12
935	ARM, 3.060%, 09/01/33	981
840	ARM, 3.158%, 04/01/35	879
151	ARM, 3.194%, 01/01/36	157
136	ARM, 3.328%, 09/01/27	138
217	ARM, 3.331%, 02/01/34	225
1,154	ARM, 3.694%, 08/01/34	1,209
132	ARM, 3.983%, 03/01/29	136
540	ARM, 4.186%, 04/01/34	555
1,587	ARM, 4.936%, 07/01/33	1,680
624	ARM, 5.149%, 10/01/34	655
1,086	ARM, 5.282%, 01/01/38	1,154
1,877	ARM, 5.696%, 01/01/23	2,016
945	ARM, 5.855%, 10/01/36	994
1,087	ARM, 5.989%, 07/01/36	1,155
	Federal National Mortgage Association, 15 Year, Single Family,
1,868	3.500%, 09/01/18 - 07/01/19	1,927
21,019	4.000%, 07/01/18 - 12/01/18	22,001
11,492	4.500%, 06/01/18 - 12/01/19	12,158
1,399	5.000%, 12/01/16 - 10/01/19	1,500
2,764	5.500%, 03/01/20 - 07/01/20	2,991
4,270	6.000%, 06/01/16 - 01/01/24	4,680
494	6.500%, 03/01/17 - 08/01/20	542
591	7.000%, 03/01/17 - 09/01/17	651
42	7.500%, 03/01/17	46

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

34	8.000%, 11/01/12 - 11/01/15	37
	Federal National Mortgage Association, 20 Year, Single Family,
519	4.500%, 04/01/24	547
48	6.000%, 02/01/14	52
2,721	6.500%, 05/01/22 - 04/01/25	3,009
	Federal National Mortgage Association, 30 Year FHA/VA,
136	6.000%, 09/01/33	150
252	6.500%, 03/01/29	286
25	9.000%, 12/01/25	30
	Federal National Mortgage Association, 30 Year, FHA/VA,
55	7.000%, 02/01/33	63
81	8.000%, 06/01/28	94
42	9.000%, 05/01/18	48
	Federal National Mortgage Association, 30 Year, Single Family,
1,610	4.500%, 11/01/33 - 02/01/35	1,658
3,913	5.000%, 07/01/33 - 09/01/35	4,138
2,304	5.500%, 12/01/33 - 03/01/34	2,512
2,322	6.000%, 12/01/28 - 09/01/33	2,561
2,779	6.500%, 11/01/29 - 08/01/31	3,134
2,662	7.000%, 04/01/17 - 01/01/39	3,048
1,354	7.500%, 08/01/36 - 11/01/37	1,552
1,000	8.000%, 03/01/27 - 11/01/28	1,164
2	9.000%, 04/01/26	2
30	9.500%, 07/01/28	35
15	12.500%, 01/01/16	16
	Federal National Mortgage Association, Other,
2,000	3.350%, 11/01/20	1,901
2,988	3.600%, 09/01/20	2,896
7,851	3.621%, 09/01/20	7,566
1,991	3.658%, 10/01/20	1,920
3,000	3.680%, 09/01/20	2,927
4,750	3.980%, 11/01/16	4,903
2,676	4.000%, 09/01/13 - 11/01/33	2,669
2,000	4.061%, 01/01/21	1,975
3,000	4.130%, 11/01/19	3,021
1,735	4.257%, 04/01/20	1,751
1,490	4.443%, 08/01/20	1,532
821	4.500%, 11/01/14	871
1,982	4.515%, 02/01/20	2,039
4,000	4.640%, 01/01/21	4,135
1,983	4.681%, 12/01/19	2,058
892	5.500%, 03/01/17 - 09/01/33	964

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
1,190	6.500%, 01/01/36 - 07/01/36	1,329
180	7.000%, 10/01/46	202
152	10.890%, 04/15/19	171
	Government National Mortgage Association II, 30 Year, Single Family,
695	4.500%, 08/20/33	728
98	7.500%, 02/20/28 - 09/20/28	114
147	8.000%, 12/20/25 - 09/20/28	172
49	8.500%, 05/20/25	58
	Government National Mortgage Association, 15 Year, Single Family,
161	6.500%, 06/15/17 - 12/15/17	177
217	8.000%, 01/15/16	236
	Government National Mortgage Association, 30 Year, Single Family,
510	6.500%, 03/15/28 - 04/15/33	579
349	7.000%, 02/15/33 - 06/15/33	404
96	7.500%, 11/15/22 - 11/15/31	112
29	8.000%, 09/15/22 - 08/15/28	33
6	9.000%, 12/15/16	6
1,575	9.500%, 10/15/24	1,855

	Total Mortgage Pass-Through Securities (Cost $197,173)	207,218

Municipal Bonds — 0.1%
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	112

	New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	331
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,743

		2,074

	Ohio — 0.0% (g)
1,000	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,042

	Total Municipal Bonds (Cost $3,284)	3,228

Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $400)	429

U.S. Government Agency Securities — 0.6%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,116
6,157	Federal Home Loan Banks, 4.720%, 09/20/12	6,441

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	4,878
1,000	5.000%, 05/11/17	1,122
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,500
1,000	Zero Coupon, 09/26/19	729
300	Tennessee Valley Authority, 4.625%, 09/15/60	278
2,000	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	1,450

	Total U.S. Government Agency Securities (Cost $17,302)	17,514

U.S. Treasury Obligations — 24.8%
	U.S. Treasury Bonds,
500	5.375%, 02/15/31	575
400	5.500%, 08/15/28	466
750	6.125%, 11/15/27	932
1,046	6.250%, 08/15/23	1,305
400	6.625%, 02/15/27	521
500	7.125%, 02/15/23	667
14,400	7.500%, 11/15/16	18,351
1,881	7.875%, 02/15/21	2,604
8,325	8.125%, 08/15/19	11,486
864	8.125%, 05/15/21	1,217
2,125	8.500%, 02/15/20	3,015
4,145	8.750%, 05/15/17	5,636
1,000	8.750%, 05/15/20	1,443
3,675	8.750%, 08/15/20	5,324
29,585	8.875%, 08/15/17	40,707
7,060	8.875%, 02/15/19	10,053
1,000	9.000%, 11/15/18	1,427
3,169	9.875%, 11/15/15	4,304
6,799	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28 (m)	11,789
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	681
1,000	2.000%, 01/15/14	1,289
19,050	2.375%, 04/15/11	21,169
	U.S. Treasury Notes,
280	1.375%, 10/15/12	284
220	1.375%, 11/15/12	223
1,200	1.750%, 03/31/14	1,220
1,500	1.875%, 02/28/14	1,532
12,245	2.125%, 12/31/15	12,278
1,500	2.375%, 10/31/14	1,547
1,500	2.375%, 02/28/15	1,541

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
15,500	2.625%, 07/31/14	16,150
26,700	2.625%, 12/31/14	27,737
4,575	2.625%, 04/30/16	4,669
9,300	2.625%, 01/31/18	9,196
14,570	2.750%, 05/31/17	14,702
7,500	2.750%, 12/31/17	7,489
8,000	3.125%, 10/31/16	8,310
6,015	3.125%, 04/30/17	6,209
25,933	3.125%, 05/15/19	26,016
12,850	3.250%, 12/31/16	13,403
9,800	3.250%, 03/31/17	10,198
1,000	3.500%, 02/15/18	1,045
9,600	4.250%, 11/15/17	10,509
2,290	4.500%, 05/15/17	2,546
17,005	4.750%, 08/15/17	19,157
	U.S. Treasury STRIPS,
11,155	02/15/13	10,993
1,000	11/15/13	972
35,278	02/15/14 (m)	34,045
15,390	05/15/14 (m)	14,741
24,565	08/15/14 (m)	23,362
23,253	11/15/14 (m)	21,922
8,500	02/15/15	7,959
16,930	02/15/15 (m)	15,828
3,626	05/15/15	3,358
10,350	08/15/15	9,507
3,253	08/15/15	2,983
5,445	11/15/15	4,951
28,397	11/15/15	25,780
51,751	02/15/16	46,442
1,000	05/15/16	889
13,325	05/15/16	11,820
5,181	08/15/16	4,536
2,000	11/15/16	1,736
15,857	11/15/16	13,730
18,284	02/15/17	15,629
10,789	05/15/17	9,146
16,122	08/15/17	13,477
19,389	11/15/17	16,007
500	02/15/18	408
3,400	05/15/18	2,741
16,241	08/15/18	12,940
6,745	02/15/19	5,258
6,982	02/15/19	5,423
9,595	05/15/19	7,353
22,210	08/15/19	16,789

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,250	02/15/20	918
250	05/15/20	182
12,345	05/15/20	8,930
8,950	08/15/20	6,382
1,750	08/15/21	1,178
4,925	11/15/21	3,263
1,278	02/15/22	835
5,487	02/15/23	3,376
200	05/15/24	115
1,400	11/15/24	777
500	08/15/25	265
1,000	02/15/26	515
1,500	05/15/26	761
3,400	11/15/26	1,672
5,450	02/15/27	2,644
4,850	05/15/27	2,319
5,000	08/15/27	2,358
800	11/15/27	372
5,850	02/15/28	2,680
1,600	05/15/28	722
3,000	08/15/28	1,337
500	11/15/28	220
550	02/15/29	239
300	08/15/29	127
200	11/15/29	83
8,175	02/15/30	3,363
1,000	05/15/30	406
1,000	08/15/30	400
600	02/15/31	234
250	05/15/31	96
1,500	08/15/31	570
1,000	11/15/31	375
350	02/15/32	130
350	08/15/32	126
1,000	11/15/32	355
350	08/15/33	120
1,600	02/15/35	506
100	08/15/35	31

	Total U.S. Treasury Obligations (Cost $716,575)	750,629

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

SHARES		VALUE($)

Short-Term Investment — 3.2%
	Investment Company — 3.2%
95,644	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $95,644)	95,644

	Total Investments — 99.6% (Cost $2,851,538)	3,009,522
	Other Assets in Excess of Liabilities — 0.4%	13,118

	NET ASSETS — 100.0%	$3,022,640

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 99.0%
	Consumer Discretionary — 10.4%
	Auto Components — 0.3%
7	Goodyear Tire & Rubber Co. (The) (a)	96
19	Johnson Controls, Inc.	768

		864

	Automobiles — 0.5%
105	Ford Motor Co. (a)	1,574
7	Harley-Davidson, Inc.	268

		1,842

	Distributors — 0.1%
4	Genuine Parts Co.	232

	Diversified Consumer Services — 0.1%
4	Apollo Group, Inc., Class A (a)	161
2	DeVry, Inc.	94
9	H&R Block, Inc.	131

		386

	Hotels, Restaurants & Leisure — 1.6%
12	Carnival Corp.	513
4	Darden Restaurants, Inc.	182
8	International Game Technology	137
8	Marriott International, Inc., Class A	315
29	McDonald's Corp.	2,232
21	Starbucks Corp.	682
5	Starwood Hotels & Resorts Worldwide, Inc.	325
5	Wyndham Worldwide Corp.	153
2	Wynn Resorts Ltd.	259
13	Yum! Brands, Inc.	658

		5,456

	Household Durables — 0.4%
8	D.R. Horton, Inc.	93
4	Fortune Brands, Inc.	263
2	Harman International Industries, Inc.	94
4	Leggett & Platt, Inc.	94
4	Lennar Corp., Class A	90
8	Newell Rubbermaid, Inc.	157
9	Pulte Group, Inc. (a)	65
5	Stanley Black & Decker, Inc.	351
2	Whirlpool Corp.	175

		1,382

	Internet & Catalog Retail — 0.8%
10	Amazon.com, Inc. (a)	1,715
6	Expedia, Inc.	112
1	NetFlix, Inc. (a)	250
1	priceline.com, Inc. (a)	622

		2,699

SHARES		SECURITY DESCRIPTION	VALUE($)

		Leisure Equipment & Products — 0.1%
4		Hasbro, Inc.	171
10		Mattel, Inc.	251

			422

		Media — 3.4%
7		Cablevision Systems Corp., Class A	247
19		CBS Corp. (Non Voting), Class B	453
78		Comcast Corp., Class A	2,006
23		DIRECTV, Class A (a)	1,070
8		Discovery Communications, Inc., Class A (a)	342
6		Gannett Co., Inc.	105
14		Interpublic Group of Cos., Inc. (The) (a)	180
9		McGraw-Hill Cos., Inc. (The)	331
64		News Corp., Class A	1,107
8		Omnicom Group, Inc.	428
3		Scripps Networks Interactive, Inc., Class A	131
10		Time Warner Cable, Inc.	717
31		Time Warner, Inc.	1,183
17		Viacom, Inc., Class B	753
53		Walt Disney Co. (The)	2,312
—	(h)	Washington Post Co. (The), Class B	66

			11,431

		Multiline Retail — 0.8%
2		Big Lots, Inc. (a)	86
4		Family Dollar Stores, Inc.	176
7		J.C. Penney Co., Inc.	231
8		Kohl's Corp. (a)	444
12		Macy's, Inc.	282
5		Nordstrom, Inc.	213
1		Sears Holdings Corp. (a)	102
20		Target Corp.	1,039

			2,573

		Specialty Retail — 1.9%
2		Abercrombie & Fitch Co., Class A	141
2		AutoNation, Inc. (a)	60
1		AutoZone, Inc. (a)	196
7		Bed Bath & Beyond, Inc. (a)	348
9		Best Buy Co., Inc.	297
6		CarMax, Inc. (a)	222
4		GameStop Corp., Class A (a)	84
12		Gap, Inc. (The)	276
46		Home Depot, Inc.	1,714
7		Limited Brands, Inc.	236
39		Lowe's Cos., Inc.	1,008
4		O'Reilly Automotive, Inc. (a)	217

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Specialty Retail — Continued
3	RadioShack Corp.	47
3	Ross Stores, Inc.	242
20	Staples, Inc.	430
4	Tiffany & Co.	217
11	TJX Cos., Inc.	551
4	Urban Outfitters, Inc. (a)	138

		6,424

	Textiles, Apparel & Luxury Goods — 0.6%
8	Coach, Inc.	454
11	NIKE, Inc., Class B	950
2	Polo Ralph Lauren Corp.	229
2	V.F. Corp.	232

		1,865

	Total Consumer Discretionary	35,576

	Consumer Staples — 10.0%
	Beverages — 2.3%
3	Brown-Forman Corp., Class B	200
65	Coca-Cola Co. (The)	4,143
9	Coca-Cola Enterprises, Inc.	249
5	Constellation Brands, Inc., Class A (a)	101
6	Dr. Pepper Snapple Group, Inc.	228
4	Molson Coors Brewing Co., Class B	202
44	PepsiCo, Inc.	2,805

		7,928

	Food & Staples Retailing — 2.2%
12	Costco Wholesale Corp.	902
38	CVS Caremark Corp.	1,254
18	Kroger Co. (The)	408
10	Safeway, Inc.	227
6	SUPERVALU, Inc.	51
16	Sysco Corp.	454
26	Walgreen Co.	1,120
55	Wal-Mart Stores, Inc.	2,842
4	Whole Foods Market, Inc.	240

		7,498

	Food Products — 1.7%
18	Archer-Daniels-Midland Co.	663
5	Campbell Soup Co.	180
12	ConAgra Foods, Inc.	284
5	Dean Foods Co. (a)	54
18	General Mills, Inc.	664
9	H.J. Heinz Co.	449
4	Hershey Co. (The)	226

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
4	Hormel Foods Corp.	106
3	JM Smucker Co. (The)	230
7	Kellogg Co.	380
49	Kraft Foods, Inc., Class A	1,552
4	McCormick & Co., Inc. (Non-Voting)	177
6	Mead Johnson Nutrition Co.	342
18	Sara Lee Corp.	305
8	Tyson Foods, Inc., Class A	155

		5,767

	Household Products — 2.1%
4	Clorox Co.	264
13	Colgate-Palmolive Co.	1,058
11	Kimberly-Clark Corp.	750
78	Procter & Gamble Co. (The)	4,926

		6,998

	Personal Products — 0.2%
12	Avon Products, Inc.	333
3	Estee Lauder Cos., Inc. (The), Class A	299

		632

	Tobacco — 1.6%
58	Altria Group, Inc.	1,478
4	Lorillard, Inc.	321
51	Philip Morris International, Inc.	3,179
9	Reynolds American, Inc.	324

		5,302

	Total Consumer Staples	34,125

	Energy — 13.0%
	Energy Equipment & Services — 2.4%
12	Baker Hughes, Inc.	855
7	Cameron International Corp. (a)	400
2	Diamond Offshore Drilling, Inc.	152
3	FMC Technologies, Inc. (a)	314
25	Halliburton Co.	1,192
3	Helmerich & Payne, Inc.	192
8	Nabors Industries Ltd., (Bermuda) (a)	227
12	National Oilwell Varco, Inc.	932
7	Noble Corp., (Switzerland)	319
4	Rowan Cos., Inc. (a)	150
38	Schlumberger Ltd.	3,558

		8,291

	Oil, Gas & Consumable Fuels — 10.6%
14	Anadarko Petroleum Corp.	1,132
11	Apache Corp.	1,329

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
3	Cabot Oil & Gas Corp.	132
18	Chesapeake Energy Corp.	650
56	Chevron Corp.	5,827
41	ConocoPhillips	3,193
6	Consol Energy, Inc.	320
11	Denbury Resources, Inc. (a)	270
12	Devon Energy Corp.	1,102
20	El Paso Corp.	366
7	EOG Resources, Inc.	796
4	EQT Corp.	205
141	Exxon Mobil Corp.	12,037
8	Hess Corp.	729
20	Marathon Oil Corp.	983
3	Massey Energy Co.	180
5	Murphy Oil Corp.	395
4	Newfield Exploration Co. (a)	272
5	Noble Energy, Inc.	453
23	Occidental Petroleum Corp.	2,313
8	Peabody Energy Corp.	493
3	Pioneer Natural Resources Co.	332
5	QEP Resources, Inc.	194
4	Range Resources Corp.	243
10	Southwestern Energy Co. (a)	382
18	Spectra Energy Corp.	484
3	Sunoco, Inc.	141
4	Tesoro Corp. (a)	95
16	Valero Energy Corp.	445
16	Williams Cos., Inc. (The)	496

		35,989

	Total Energy	44,280

	Financials — 15.9%
	Capital Markets — 2.4%
7	Ameriprise Financial, Inc.	438
35	Bank of New York Mellon Corp. (The)	1,052
28	Charles Schwab Corp. (The)	525
6	E*Trade Financial Corp. (a)	89
3	Federated Investors, Inc., Class B	70
4	Franklin Resources, Inc.	511
14	Goldman Sachs Group, Inc. (The)	2,337
13	Invesco Ltd.	346
5	Janus Capital Group, Inc.	69
4	Legg Mason, Inc.	155
42	Morgan Stanley	1,253
7	Northern Trust Corp.	349
14	State Street Corp.	627

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
7	T. Rowe Price Group, Inc.	479

		8,300

	Commercial Banks — 2.9%
19	BB&T Corp.	534
5	Comerica, Inc.	192
26	Fifth Third Bancorp	374
7	First Horizon National Corp. (a)	76
24	Huntington Bancshares, Inc.	165
25	KeyCorp	225
3	M&T Bank Corp.	293
15	Marshall & Ilsley Corp.	114
15	PNC Financial Services Group, Inc.	905
35	Regions Financial Corp.	268
14	SunTrust Banks, Inc.	421
54	U.S. Bancorp	1,485
146	Wells Fargo & Co.	4,726
5	Zions Bancorp	116

		9,894

	Consumer Finance — 0.7%
29	American Express Co.	1,273
13	Capital One Financial Corp.	635
15	Discover Financial Services	331
14	SLM Corp. (a)	201

		2,440

	Diversified Financial Services — 4.3%
281	Bank of America Corp.	4,022
811	Citigroup, Inc. (a)	3,795
2	CME Group, Inc.	582
2	IntercontinentalExchange, Inc. (a)	262
109	JPMorgan Chase & Co. (q)	5,094
6	Leucadia National Corp.	182
6	Moody's Corp.	181
4	NASDAQ OMX Group, Inc. (The) (a)	120
7	NYSE Euronext	270

		14,508

	Insurance — 3.9%
9	ACE Ltd., (Switzerland)	599
13	Aflac, Inc.	774
15	Allstate Corp. (The)	477
4	American International Group, Inc. (a)	145
9	AON Corp.	485
3	Assurant, Inc.	121
48	Berkshire Hathaway, Inc., Class B (a)	4,215
9	Chubb Corp.	516

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Insurance — Continued
5	Cincinnati Financial Corp.	154
14	Genworth Financial, Inc., Class A (a)	181
12	Hartford Financial Services Group, Inc.	367
9	Lincoln National Corp.	280
9	Loews Corp.	382
15	Marsh & McLennan Cos., Inc.	462
25	MetLife, Inc.	1,198
9	Principal Financial Group, Inc.	306
19	Progressive Corp. (The)	386
14	Prudential Financial, Inc.	892
2	Torchmark Corp.	146
12	Travelers Cos., Inc. (The)	727
9	Unum Group	235
9	XL Group plc, (Ireland)	211

		13,259

	Real Estate Investment Trusts (REITs) — 1.5%
3	Apartment Investment & Management Co., Class A	84
2	AvalonBay Communities, Inc.	288
4	Boston Properties, Inc.	375
8	Equity Residential	437
10	HCP, Inc.	386
4	Health Care REIT, Inc.	212
19	Host Hotels & Resorts, Inc.	342
11	Kimco Realty Corp.	220
5	Plum Creek Timber Co., Inc.	189
16	ProLogis	258
4	Public Storage	438
8	Simon Property Group, Inc.	900
4	Ventas, Inc.	243
5	Vornado Realty Trust	423
15	Weyerhaeuser Co.	365

		5,160

	Real Estate Management & Development — 0.1%
8	CB Richard Ellis Group, Inc., Class A (a)	203

	Thrifts & Mortgage Finance — 0.1%
15	Hudson City Bancorp, Inc.	169
10	People's United Financial, Inc.	136

		305

	Total Financials	54,069

	Health Care — 10.7%
	Biotechnology — 1.2%
26	Amgen, Inc. (a)	1,354
7	Biogen Idec, Inc. (a)	455

SHARES	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — Continued
13	Celgene Corp. (a)	698
2	Cephalon, Inc. (a)	118
7	Genzyme Corp. (a)	545
23	Gilead Sciences, Inc. (a)	883

		4,053

	Health Care Equipment & Supplies — 1.8%
16	Baxter International, Inc.	864
6	Becton, Dickinson & Co.	514
42	Boston Scientific Corp. (a)	304
3	C.R. Bard, Inc.	253
6	CareFusion Corp. (a)	170
14	Covidien plc, (Ireland)	721
4	DENTSPLY International, Inc.	148
1	Intuitive Surgical, Inc. (a)	360
30	Medtronic, Inc.	1,203
10	St. Jude Medical, Inc. (a)	458
10	Stryker Corp.	603
3	Varian Medical Systems, Inc. (a)	230
6	Zimmer Holdings, Inc. (a)	344

		6,172

	Health Care Providers & Services — 2.0%
11	Aetna, Inc.	417
8	AmerisourceBergen Corp.	293
10	Cardinal Health, Inc.	406
8	CIGNA Corp.	318
4	Coventry Health Care, Inc. (a)	125
3	DaVita, Inc. (a)	215
15	Express Scripts, Inc. (a)	827
5	Humana, Inc. (a)	305
3	Laboratory Corp. of America Holdings (a)	256
7	McKesson Corp.	560
12	Medco Health Solutions, Inc. (a)	730
3	Patterson Cos., Inc.	90
4	Quest Diagnostics, Inc.	246
14	Tenet Healthcare Corp. (a)	97
31	UnitedHealth Group, Inc.	1,307
11	WellPoint, Inc. (a)	730

		6,922

	Health Care Technology — 0.1%
2	Cerner Corp. (a)	200

	Life Sciences Tools & Services — 0.5%
10	Agilent Technologies, Inc. (a)	407
5	Life Technologies Corp. (a)	278
3	PerkinElmer, Inc.	87

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Life Sciences Tools & Services — Continued
11	Thermo Fisher Scientific, Inc. (a)	619
3	Waters Corp. (a)	212

		1,603

	Pharmaceuticals — 5.2%
43	Abbott Laboratories	2,075
9	Allergan, Inc.	637
48	Bristol-Myers Squibb Co.	1,233
28	Eli Lilly & Co.	979
8	Forest Laboratories, Inc. (a)	258
5	Hospira, Inc. (a)	246
77	Johnson & Johnson	4,709
86	Merck & Co., Inc.	2,801
12	Mylan, Inc. (a)	278
224	Pfizer, Inc.	4,301
3	Watson Pharmaceuticals, Inc. (a)	196

		17,713

	Total Health Care	36,663

	Industrials — 11.0%
	Aerospace & Defense — 2.7%
20	Boeing Co. (The)	1,474
11	General Dynamics Corp.	803
3	Goodrich Corp.	302
22	Honeywell International, Inc.	1,261
5	ITT Corp.	297
3	L-3 Communications Holdings, Inc.	251
8	Lockheed Martin Corp.	652
8	Northrop Grumman Corp.	543
4	Precision Castparts Corp.	564
10	Raytheon Co.	521
4	Rockwell Collins, Inc.	282
26	United Technologies Corp.	2,153

		9,103

	Air Freight & Logistics — 1.0%
5	C.H. Robinson Worldwide, Inc.	335
6	Expeditors International of Washington, Inc.	283
9	FedEx Corp.	791
28	United Parcel Service, Inc., Class B	2,037

		3,446

	Airlines — 0.1%
21	Southwest Airlines Co.	247

	Building Products — 0.0% (g)
10	Masco Corp.	136

SHARES	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 0.5%
3	Avery Dennison Corp.	120
4	Cintas Corp.	99
6	Iron Mountain, Inc.	145
6	Pitney Bowes, Inc.	143
6	R.R. Donnelley & Sons Co.	107
9	Republic Services, Inc.	254
2	Stericycle, Inc. (a)	207
13	Waste Management, Inc.	492

		1,567

	Construction & Engineering — 0.2%
5	Fluor Corp.	353
4	Jacobs Engineering Group, Inc. (a)	176
6	Quanta Services, Inc. (a)	138

		667

	Electrical Equipment — 0.5%
21	Emerson Electric Co.	1,253
4	Rockwell Automation, Inc.	347
3	Roper Industries, Inc.	223

		1,823

	Industrial Conglomerates — 2.6%
20	3M Co.	1,840
297	General Electric Co.	6,221
8	Textron, Inc.	208
14	Tyco International Ltd., (Switzerland)	620

		8,889

	Machinery — 2.3%
18	Caterpillar, Inc.	1,823
6	Cummins, Inc.	558
15	Danaher Corp.	757
12	Deere & Co.	1,066
5	Dover Corp.	335
5	Eaton Corp.	520
2	Flowserve Corp.	195
14	Illinois Tool Works, Inc.	749
9	Ingersoll-Rand plc, (Ireland)	410
3	Joy Global, Inc.	281
10	PACCAR, Inc.	510
3	Pall Corp.	175
5	Parker Hannifin Corp.	402
2	Snap-On, Inc.	93

		7,874

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Professional Services — 0.1%
1	Dun & Bradstreet Corp.	112
3	Equifax, Inc.	123
4	Robert Half International, Inc.	131

		366

	Road & Rail — 0.8%
10	CSX Corp.	780
10	Norfolk Southern Corp.	665
1	Ryder System, Inc.	69
14	Union Pacific Corp.	1,313

		2,827

	Trading Companies & Distributors — 0.1%
4	Fastenal Co.	255
2	W.W. Grainger, Inc.	216

		471

	Total Industrials	37,416

	Information Technology — 18.5%
	Communications Equipment — 2.2%
155	Cisco Systems, Inc. (a)	2,871
2	F5 Networks, Inc. (a)	266
4	Harris Corp.	167
6	JDS Uniphase Corp. (a)	153
15	Juniper Networks, Inc. (a)	643
8	Motorola Mobility Holdings, Inc. (a)	248
9	Motorola Solutions, Inc. (a)	362
45	QUALCOMM, Inc.	2,690
10	Tellabs, Inc.	55

		7,455

	Computers & Peripherals — 4.5%
26	Apple, Inc. (a)	9,043
47	Dell, Inc. (a)	742
58	EMC Corp. (a)	1,565
63	Hewlett-Packard Co.	2,761
2	Lexmark International, Inc., Class A (a)	82
10	NetApp, Inc. (a)	521
7	SanDisk Corp. (a)	325
6	Western Digital Corp. (a)	196

		15,235

	Electronic Equipment, Instruments & Components — 0.5%
5	Amphenol Corp., Class A	280
44	Corning, Inc.	1,006
4	FLIR Systems, Inc. (a)	143
5	Jabil Circuit, Inc.	117
4	Molex, Inc.	108

		1,654

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 1.9%
5	Akamai Technologies, Inc. (a)	191
32	eBay, Inc. (a)	1,073
7	Google, Inc., Class A (a)	4,271
4	Monster Worldwide, Inc. (a)	62
5	VeriSign, Inc.	169
36	Yahoo!, Inc. (a)	597

		6,363

	IT Services — 3.1%
14	Automatic Data Processing, Inc.	688
8	Cognizant Technology Solutions Corp., Class A (a)	651
4	Computer Sciences Corp.	207
7	Fidelity National Information Services, Inc.	239
4	Fiserv, Inc. (a)	263
35	International Business Machines Corp.	5,613
3	MasterCard, Inc., Class A	650
9	Paychex, Inc.	302
8	SAIC, Inc. (a)	134
5	Teradata Corp. (a)	224
5	Total System Services, Inc.	81
14	Visa, Inc., Class A	994
18	Western Union Co. (The)	403

		10,449

	Office Electronics — 0.1%
39	Xerox Corp.	416

	Semiconductors & Semiconductor Equipment — 2.6%
16	Advanced Micro Devices, Inc. (a)	147
9	Altera Corp.	365
8	Analog Devices, Inc.	332
37	Applied Materials, Inc.	613
13	Broadcom Corp., Class A	524
2	First Solar, Inc. (a)	222
156	Intel Corp.	3,343
5	KLA-Tencor Corp.	228
6	Linear Technology Corp.	217
17	LSI Corp. (a)	108
6	MEMC Electronic Materials, Inc. (a)	86
5	Microchip Technology, Inc.	192
24	Micron Technology, Inc. (a)	266
7	National Semiconductor Corp.	104
3	Novellus Systems, Inc. (a)	101
16	NVIDIA Corp. (a)	368
5	Teradyne, Inc. (a)	94
33	Texas Instruments, Inc.	1,167
7	Xilinx, Inc.	241

		8,718

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Software — 3.7%
14	Adobe Systems, Inc. (a)	490
6	Autodesk, Inc. (a)	267
5	BMC Software, Inc. (a)	245
11	CA, Inc.	265
5	Citrix Systems, Inc. (a)	368
6	Compuware Corp. (a)	69
9	Electronic Arts, Inc. (a)	174
8	Intuit, Inc. (a)	410
4	McAfee, Inc. (a)	206
210	Microsoft Corp.	5,585
10	Novell, Inc. (a)	58
108	Oracle Corp.	3,554
5	Red Hat, Inc. (a)	220
3	Salesforce.com, Inc. (a)	437
22	Symantec Corp. (a)	391

		12,739

	Total Information Technology	63,029

	Materials — 3.6%
	Chemicals — 2.1%
6	Air Products & Chemicals, Inc.	550
2	Airgas, Inc.	131
2	CF Industries Holdings, Inc.	281
32	Dow Chemical Co. (The)	1,204
25	E.l. du Pont de Nemours & Co.	1,398
2	Eastman Chemical Co.	188
6	Ecolab, Inc.	315
2	FMC Corp.	157
2	International Flavors & Fragrances, Inc.	127
15	Monsanto Co.	1,076
5	PPG Industries, Inc.	402
9	Praxair, Inc.	850
3	Sherwin-Williams Co. (The)	205
3	Sigma-Aldrich Corp.	216

		7,100

	Construction Materials — 0.1%
4	Vulcan Materials Co.	165

	Containers & Packaging — 0.2%
5	Ball Corp.	178
3	Bemis Co., Inc.	99
5	Owens-Illinois, Inc. (a)	139
4	Sealed Air Corp.	123

		539

SHARES	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — 1.2%
3	AK Steel Holding Corp.	49
29	Alcoa, Inc.	480
3	Allegheny Technologies, Inc.	184
4	Cliffs Natural Resources, Inc.	367
26	Freeport-McMoRan Copper & Gold, Inc.	1,392
14	Newmont Mining Corp.	761
9	Nucor Corp.	423
3	Titanium Metals Corp. (a)	48
4	United States Steel Corp.	230

		3,934

	Paper & Forest Products — 0.1%
12	International Paper Co.	339
5	MeadWestvaco Corp.	138

		477

	Total Materials	12,215

	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.5%
165	AT&T, Inc.	4,681
8	CenturyLink, Inc.	348
28	Frontier Communications Corp.	236
49	Qwest Communications International, Inc.	332
79	Verizon Communications, Inc.	2,913
14	Windstream Corp.	169

		8,679

	Wireless Telecommunication Services — 0.3%
11	American Tower Corp., Class A (a)	601
7	MetroPCS Communications, Inc. (a)	106
83	Sprint Nextel Corp. (a)	364

		1,071

	Total Telecommunication Services	9,750

	Utilities — 3.1%
	Electric Utilities — 1.7%
13	American Electric Power Co., Inc.	480
37	Duke Energy Corp.	665
9	Edison International	338
5	Entergy Corp.	359
18	Exelon Corp.	771
12	FirstEnergy Corp.	447
12	NextEra Energy, Inc.	644
5	Northeast Utilities	167
6	Pepco Holdings, Inc.	117
3	Pinnacle West Capital Corp.	128
13	PPL Corp.	343

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Electric Utilities — Continued
8	Progress Energy, Inc.	374
23	Southern Co.	892

		5,725

	Gas Utilities — 0.1%
1	Nicor, Inc.	67
3	Oneok, Inc.	192

		259

	Independent Power Producers & Energy Traders — 0.2%
18	AES Corp. (The) (a)	229
6	Constellation Energy Group, Inc.	173
7	NRG Energy, Inc. (a)	138

		540

	Multi-Utilities — 1.2%
7	Ameren Corp.	187
12	CenterPoint Energy, Inc.	187
7	CMS Energy Corp.	132
8	Consolidated Edison, Inc.	405
16	Dominion Resources, Inc.	739
5	DTE Energy Co.	222
2	Integrys Energy Group, Inc.	106
8	NiSource, Inc.	149
11	PG&E Corp.	504
14	Public Service Enterprise Group, Inc.	462
3	SCANA Corp.	128
7	Sempra Energy	357
6	TECO Energy, Inc.	109
3	Wisconsin Energy Corp.	193
13	Xcel Energy, Inc.	307

		4,187

	Total Utilities	10,711

	Total Common Stocks (Cost $263,279)	337,834

NO. OF WARRANTS	SECURITY DESCRIPTION	VALUE($)

Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
2	American International Group, Inc., expiring 01/19/21 (a) (Cost $—)	23

SHARES
Investment Company — 0.1%
2	SPDR Trust, Series 1 (Cost $193)	226

Short-Term Investments — 1.0%
	Investment Company — 0.9%
3,077	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $3,077)	3,077

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
425	U.S. Treasury Bill, 0.140%, 05/05/11 (k) (n) (Cost $425)	425

	Total Short- Term Investments (Cost $3,502)	3,502

	Total Investments — 100.1% (Cost $266,974)	341,585
	Liabilities in Excess of Other Assets — (0.1)%	(389)

	NET ASSETS — 100.0%	$341,196

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	E-mini S&P 500	03/18/11	$2,387	$192

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.1%
	AH Mortgage Advance Trust,
295	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	296
336	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	337
	Ally Auto Receivables Trust,
65	Series 2010-1, Class A3, 1.450%, 05/15/14	66
176	Series 2010-4, Class A3, 0.910%, 11/17/14	175
	AmeriCredit Automobile Receivables Trust,
340	Series 2006-BG, Class A4, 5.210%, 09/06/13	344
175	Series 2009-1, Class A3, 3.040%, 10/15/13	178
14	Series 2010-1, Class A2, 0.970%, 01/15/13	14
25	Series 2010-1, Class A3, 1.660%, 03/17/14	25
130	Series 2010-3, Class A3, 1.140%, 04/08/15	130
150	Series 2010-4, Class A2, 0.960%, 05/08/14	150
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
	Bank of America Auto Trust,
405	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	409
150	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	155
130	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	131
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	102
75	Series 2010-2, Class A3, 1.310%, 07/15/14	76
125	Series 2010-2, Class A4, 1.940%, 06/15/17	126
81	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.632%, 04/25/36	61
60	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60
200	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	198
	Chrysler Financial Auto Securitization Trust,
117	Series 2009-A, Class A3, 2.820%, 01/15/16	119
250	Series 2010-A, Class A3, 0.910%, 08/08/13	250
500	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	526
	CNH Equipment Trust,
133	Series 2010-A, Class A3, 1.540%, 07/15/14	134
300	Series 2010-C, Class A3, 1.170%, 05/15/15	300
53	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	38
	Ford Credit Auto Owner Trust,
188	Series 2009-B, Class A3, 2.790%, 08/15/13	190
200	Series 2009-B, Class A4, 4.500%, 07/15/14	212

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

200		GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	208
107		GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	98
144		Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	144
		Honda Auto Receivables Owner Trust,
224		Series 2009-2, Class A3, 2.790%, 01/15/13	226
100		Series 2009-2, Class A4, 4.430%, 07/15/15	105
122		Series 2009-3, Class A3, 2.310%, 05/15/13	124
150		Series 2009-3, Class A4, 3.300%, 09/15/15	155
		HSBC Home Equity Loan Trust,
98		Series 2005-2, Class A1, VAR, 0.532%, 01/20/35	90
72		Series 2006-1, Class A1, VAR, 0.422%, 01/20/36	66
83		Series 2007-3, Class APT, VAR, 1.463%, 11/20/36	77
125		Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/15	125
63		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	63
241		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e)	240
407		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	428
105		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	106
		Nissan Auto Receivables Owner Trust,
115		Series 2010-A, Class A3, 0.870%, 07/15/14	115
75		Series 2010-A, Class A4, 1.310%, 09/15/16	74
110		Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.200%, 06/16/14	110
225		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	225
135		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	138

		Total Asset-Backed Securities (Cost $7,734)	7,794

Collateralized Mortgage Obligations — 29.9%
		Agency CMO — 24.7%
93		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	104
		Federal Home Loan Mortgage Corp. REMICS,
9		Series 11, Class D, 9.500%, 07/15/19	10
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 46, Class B, 7.800%, 09/15/20	5

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4		Series 99, Class Z, 9.500%, 01/15/21	5
23		Series 114, Class H, 6.950%, 01/15/21	25
1		Series 1079, Class S, HB, IF, 32.937%, 05/15/21	2
1		Series 1084, Class F, VAR, 1.262%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	2
12		Series 1144, Class KB, 8.500%, 09/15/21	14
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	2
16		Series 1206, Class IA, 7.000%, 03/15/22	17
10		Series 1250, Class J, 7.000%, 05/15/22	12
34		Series 1343, Class LA, 8.000%, 08/15/22	40
144		Series 1466, Class PZ, 7.500%, 02/15/23	162
2		Series 1470, Class F, VAR, 2.508%, 02/15/23	2
54		Series 1491, Class I, 7.500%, 04/15/23	62
53		Series 1518, Class G, IF, 8.748%, 05/15/23	65
47		Series 1541, Class O, VAR, 2.840%, 07/15/23	49
3		Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	5
171		Series 1608, Class L, 6.500%, 09/15/23	194
134		Series 1609, Class LG, IF, 16.656%, 11/15/23	165
4		Series 1671, Class L, 7.000%, 02/15/24	5
26		Series 1700, Class GA, PO, 02/15/24	22
274		Series 1706, Class K, 7.000%, 03/15/24	316
849		Series 1720, Class PL, 7.500%, 04/15/24	972
20		Series 1745, Class D, 7.500%, 08/15/24	24
59		Series 1798, Class F, 5.000%, 05/15/23	63
2		Series 1807, Class G, 9.000%, 10/15/20	3
246		Series 1927, Class PH, 7.500%, 01/15/27	277
119		Series 1981, Class Z, 6.000%, 05/15/27	131
38		Series 1987, Class PE, 7.500%, 09/15/27	43
28		Series 2025, Class PE, 6.300%, 01/15/13	28
17		Series 2033, Class SN, HB, IF, 24.659%, 03/15/24	8
48		Series 2038, Class PN, IO, 7.000%, 03/15/28	10
222		Series 2040, Class PE, 7.500%, 03/15/28	255
63		Series 2056, Class TD, 6.500%, 05/15/18	69
279		Series 2063, Class PG, 6.500%, 06/15/28	287
47		Series 2064, Class TE, 7.000%, 06/15/28	53
196		Series 2075, Class PH, 6.500%, 08/15/28	227
190		Series 2075, Class PM, 6.250%, 08/15/28	202
55		Series 2089, Class PJ, IO, 7.000%, 10/15/28	12

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
21	Series 2102, Class TC, 6.000%, 12/15/13	22
119	Series 2115, Class PE, 6.000%, 01/15/14	124
140	Series 2125, Class JZ, 6.000%, 02/15/29	149
22	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506	Series 2169, Class TB, 7.000%, 06/15/29	598
153	Series 2172, Class QC, 7.000%, 07/15/29	170
1	Series 2196, Class TL, 7.500%, 11/15/29	1
79	Series 2201, Class C, 8.000%, 11/15/29	96
154	Series 2210, Class Z, 8.000%, 01/15/30	177
64	Series 2224, Class CB, 8.000%, 03/15/30	77
90	Series 2256, Class MC, 7.250%, 09/15/30	106
134	Series 2259, Class ZM, 7.000%, 10/15/30	149
103	Series 2271, Class PC, 7.250%, 12/15/30	121
174	Series 2283, Class K, 6.500%, 12/15/23	188
55	Series 2296, Class PD, 7.000%, 03/15/31	63
30	Series 2306, Class K, PO, 05/15/24	26
73	Series 2306, Class SE, IF, IO, 7.180%, 05/15/24	14
71	Series 2333, Class HC, 6.000%, 07/15/31	71
62	Series 2344, Class QG, 6.000%, 08/15/16	67
1,210	Series 2344, Class ZD, 6.500%, 08/15/31	1,323
158	Series 2344, Class ZJ, 6.500%, 08/15/31	173
108	Series 2345, Class NE, 6.500%, 08/15/31	115
113	Series 2345, Class PQ, 6.500%, 08/15/16	120
101	Series 2347, Class VP, 6.500%, 03/15/20	105
174	Series 2351, Class PZ, 6.500%, 08/15/31	188
76	Series 2355, Class BP, 6.000%, 09/15/16	82
86	Series 2360, Class PG, 6.000%, 09/15/16	93
73	Series 2366, Class MD, 6.000%, 10/15/16	79
126	Series 2391, Class QR, 5.500%, 12/15/16	137
101	Series 2410, Class NG, 6.500%, 02/15/32	111
142	Series 2410, Class OE, 6.375%, 02/15/32	155
56	Series 2410, Class QX, IF, IO, 8.384%, 02/15/32	10
281	Series 2412, Class SP, IF, 15.568%, 02/15/32	338
60	Series 2423, Class MC, 7.000%, 03/15/32	66
124	Series 2423, Class MT, 7.000%, 03/15/32	137
243	Series 2435, Class CJ, 6.500%, 04/15/32	271
247	Series 2435, Class VH, 6.000%, 07/15/19	252
188	Series 2441, Class GF, 6.500%, 04/15/32	208
148	Series 2444, Class ES, IF, IO, 7.684%, 03/15/32	29
172	Series 2450, Class GZ, 7.000%, 05/15/32	191
59	Series 2450, Class SW, IF, IO, 7.734%, 03/15/32	11
301	Series 2455, Class GK, 6.500%, 05/15/32	334
452	Series 2466, Class DH, 6.500%, 06/15/32	497
402	Series 2466, Class PG, 6.500%, 04/15/32	425

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
198	Series 2474, Class NR, 6.500%, 07/15/32	218
394	Series 2484, Class LZ, 6.500%, 07/15/32	455
607	Series 2500, Class MC, 6.000%, 09/15/32	663
607	Series 2512, Class PG, 5.500%, 10/15/22	667
3	Series 2519, Class BT, 8.500%, 09/15/31	3
148	Series 2535, Class BK, 5.500%, 12/15/22	162
335	Series 2537, Class TE, 5.500%, 12/15/17	364
675	Series 2543, Class YX, 6.000%, 12/15/32	740
7	Series 2565, Class MB, 6.000%, 05/15/30	7
1,000	Series 2568, Class KG, 5.500%, 02/15/23	1,085
810	Series 2575, Class ME, 6.000%, 02/15/33	888
116	Series 2586, Class WI, IO, 6.500%, 03/15/33	24
246	Series 2587, Class CO, PO, 03/15/32	239
184	Series 2594, Class VQ, 6.000%, 08/15/20	189
396	Series 2597, Class AD, 6.500%, 03/15/32	416
38	Series 2597, Class DS, IF, IO, 7.284%, 02/15/33	3
98	Series 2599, Class DS, IF, IO, 6.734%, 02/15/33	4
278	Series 2610, Class DS, IF, IO, 6.834%, 03/15/33	14
144	Series 2611, Class SH, IF, IO, 7.384%, 10/15/21	6
405	Series 2617, Class GR, 4.500%, 05/15/18	430
45	Series 2619, Class IM, IO, 5.000%, 10/15/21	1
300	Series 2622, Class PE, 4.500%, 05/15/18	319
549	Series 2628, Class WA, 4.000%, 07/15/28	556
202	Series 2631, Class LC, 4.500%, 06/15/18	214
202	Series 2640, Class VE, 3.250%, 07/15/22	208
4	Series 2643, Class HI, IO, 4.500%, 12/15/16	—	(h)
351	Series 2651, Class VZ, 4.500%, 07/15/18	372
710	Series 2657, Class MD, 5.000%, 12/15/20	731
129	Series 2668, Class SB, IF, 6.964%, 10/15/15	131
202	Series 2672, Class ME, 5.000%, 11/15/22	217
506	Series 2675, Class CK, 4.000%, 09/15/18	533
221	Series 2682, Class YS, IF, 8.610%, 10/15/33	210
1,000	Series 2684, Class PO, PO, 01/15/33	884
75	Series 2684, Class TO, PO, 10/15/33	69
36	Series 2686, Class GB, 5.000%, 05/15/20	37
70	Series 2691, Class WS, IF, 8.601%, 10/15/33	66
870	Series 2695, Class DE, 4.000%, 01/15/17	892
111	Series 2705, Class SC, IF, 8.601%, 11/15/33	104
111	Series 2705, Class SD, IF, 8.658%, 11/15/33	102
40	Series 2744, Class FE, VAR, 02/15/34	39
385	Series 2744, Class TU, 5.500%, 05/15/32	415

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
77	Series 2755, Class PA, PO, 02/15/29	76
53	Series 2755, Class SA, IF, 13.669%, 05/15/30	60
81	Series 2776, Class SK, IF, 8.676%, 04/15/34	77
762	Series 2777, Class KO, PO, 02/15/33	693
300	Series 2802, Class MB, 5.500%, 11/15/31	316
114	Series 2815, Class YS, IF, 9.540%, 01/15/34	114
809	Series 2907, Class VC, 4.500%, 05/15/34	829
334	Series 2934, Class EC, PO, 02/15/20	311
271	Series 2990, Class SL, HB, IF, 23.519%, 06/15/34	368
500	Series 2999, Class ND, 4.500%, 07/15/20	527
336	Series 3068, Class AO, PO, 01/15/35	322
381	Series 3117, Class EO, PO, 02/15/36	328
46	Series 3117, Class OK, PO, 02/15/36	40
614	Series 3122, Class OH, PO, 03/15/36	540
530	Series 3137, Class XP, 6.000%, 04/15/36	582
30	Series 3149, Class SO, PO, 05/15/36	23
621	Series 3152, Class MO, PO, 0.000%, 03/15/36	547
1,000	Series 3162, Class OB, 6.000%, 11/15/30	1,033
292	Series 3171, Class MO, PO, 06/15/36	251
291	Series 3179, Class OA, PO, 07/15/36	252
1,089	Series 3202, Class HI, IF, IO, 6.384%, 08/15/36	167
299	Series 3232, Class ST, IF, IO, 6.434%, 10/15/36	42
405	Series 3253, Class PO, PO, 12/15/21	385
616	Series 3481, Class SJ, IF, IO, 5.584%, 08/15/38	75
288	Series 3607, Class AO, PO, 04/15/36	216
306	Series 3607, Class EO, PO, 02/15/33	278
272	Series 3611, Class PO, PO, 07/15/34	238
958	Series 3666, Class VA, 5.500%, 12/15/22	1,048
972	Series 3680, Class MA, 4.500%, 07/15/39	1,011
147	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	14
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
57	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	66
49	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	56
490	Series T-54, Class 2A, 6.500%, 02/25/43	567
170	Series T-54, Class 3A, 7.000%, 02/25/43	190
1,302	Series T-56, Class A5, 5.231%, 05/25/43 (f) (i)	1,378
46	Series T-58, Class APO, PO, 09/25/43	38
356	Series T-76, Class 2A, VAR, 4.785%, 10/25/37	357
190	Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	222
	Federal National Mortgage Association REMICS,
3	Series 1988-7, Class Z, 9.250%, 04/25/18	4

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
14		Series 1989-70, Class G, 8.000%, 10/25/19	16
7		Series 1989-78, Class H, 9.400%, 11/25/19	8
4		Series 1989-83, Class H, 8.500%, 11/25/19	5
5		Series 1989-89, Class H, 9.000%, 11/25/19	5
2		Series 1990-1, Class D, 8.800%, 01/25/20	2
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
15		Series 1990-102, Class J, 6.500%, 08/25/20	17
6		Series 1990-120, Class H, 9.000%, 10/25/20	6
1		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
7		Series 1991-42, Class S, IF, 17.183%, 05/25/21	9
114		Series 1992-107, Class SB, HB, IF, 29.236%, 06/25/22	187
8		Series 1992-143, Class MA, 5.500%, 09/25/22	8
53		Series 1993-25, Class J, 7.500%, 03/25/23	60
313		Series 1993-37, Class PX, 7.000%, 03/25/23	346
109		Series 1993-54, Class Z, 7.000%, 04/25/23	121
23		Series 1993-62, Class SA, IF, 17.015%, 04/25/23	31
30		Series 1993-122, Class M, 6.500%, 07/25/23	33
11		Series 1993-165, Class SD, IF, 11.657%, 09/25/23	14
48		Series 1993-178, Class PK, 6.500%, 09/25/23	53
921		Series 1993-183, Class KA, 6.500%, 10/25/23	1,015
372		Series 1993-189, Class PL, 6.500%, 10/25/23	411
32		Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	40
78		Series 1993-247, Class SA, HB, IF, 24.332%, 12/25/23	103
148		Series 1993-250, Class Z, 7.000%, 12/25/23	157
165		Series 1993-257, Class C, PO, 06/25/23	163
5		Series 1994-9, Class E, PO, 11/25/23	4
205		Series 1996-14, Class SE, IF, IO, 7.330%, 08/25/23	38

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
10	Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	10
25	Series 1996-59, Class J, 6.500%, 08/25/22	28
62	Series 1996-59, Class K, 6.500%, 07/25/23	64
98	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
101	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
51	Series 1997-27, Class J, 7.500%, 04/18/27	56
46	Series 1997-29, Class J, 7.500%, 04/20/27	51
102	Series 1997-39, Class PD, 7.500%, 05/20/27	113
41	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	9
6	Series 1998-4, Class C, PO, 04/25/23	5
68	Series 1998-36, Class ZB, 6.000%, 07/18/28	75
474	Series 1998-43, Class EA, PO, 04/25/23	424
244	Series 2000-2, Class ZE, 7.500%, 02/25/30	274
100	Series 2001-4, Class PC, 7.000%, 03/25/21	108
75	Series 2001-5, Class OW, 6.000%, 03/25/16	79
273	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	53
215	Series 2001-36, Class DE, 7.000%, 08/25/31	240
60	Series 2001-44, Class PD, 7.000%, 09/25/31	67
393	Series 2001-48, Class Z, 6.500%, 09/25/21	436
64	Series 2001-49, Class Z, 6.500%, 09/25/31	70
160	Series 2001-71, Class MB, 6.000%, 12/25/16	173
205	Series 2001-71, Class QE, 6.000%, 12/25/16	220
1,131	Series 2001-74, Class MB, 6.000%, 12/25/16	1,218
51	Series 2001-80, Class PE, 6.000%, 07/25/29	52
48	Series 2001-81, Class LO, PO, 01/25/32	44
131	Series 2002-1, Class HC, 6.500%, 02/25/22	139
52	Series 2002-1, Class SA, HB, IF, 24.338%, 02/25/32	74
92	Series 2002-2, Class UC, 6.000%, 02/25/17	99
197	Series 2002-3, Class OG, 6.000%, 02/25/17	212
467	Series 2002-18, Class PC, 5.500%, 04/25/17	492
169	Series 2002-21, Class PE, 6.500%, 04/25/32	186
331	Series 2002-24, Class AJ, 6.000%, 04/25/17	360
156	Series 2002-28, Class PK, 6.500%, 05/25/32	172
223	Series 2002-37, Class Z, 6.500%, 06/25/32	246
442	Series 2002-84, Class VB, 5.500%, 04/25/15	476
20	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
405	Series 2002-94, Class BK, 5.500%, 01/25/18	443
202	Series 2003-22, Class UD, 4.000%, 04/25/33	200
162	Series 2003-34, Class GB, 6.000%, 03/25/33	176
304	Series 2003-34, Class GE, 6.000%, 05/25/33	335

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
41	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	8
405	Series 2003-47, Class PE, 5.750%, 06/25/33	437
103	Series 2003-52, Class SX, HB, IF, 22.165%, 10/25/31	144
141	Series 2003-64, Class SX, IF, 13.100%, 07/25/33	153
370	Series 2003-71, Class DS, IF, 7.120%, 08/25/33	348
416	Series 2003-73, Class GA, 3.500%, 05/25/31	431
491	Series 2003-80, Class SY, IF, IO, 7.388%, 06/25/23	53
405	Series 2003-83, Class PG, 5.000%, 06/25/23	432
68	Series 2003-91, Class SD, IF, 12.064%, 09/25/33	74
183	Series 2003-106, Class US, IF, 8.683%, 11/25/23	181
471	Series 2003-116, Class SB, IF, IO, 7.338%, 11/25/33	90
96	Series 2003-128, Class KE, 4.500%, 01/25/14	100
500	Series 2003-128, Class NG, 4.000%, 01/25/19	528
126	Series 2003-130, Class SX, IF, 11.128%, 01/25/34	139
169	Series 2004-14, Class SD, IF, 8.683%, 03/25/34	160
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,047
46	Series 2004-21, Class CO, PO, 04/25/34	41
405	Series 2004-25, Class PC, 5.500%, 01/25/34	447
354	Series 2004-25, Class SA, IF, 18.806%, 04/25/34	440
263	Series 2004-36, Class PC, 5.500%, 02/25/34	290
256	Series 2004-36, Class SA, IF, 18.806%, 05/25/34	319
197	Series 2004-46, Class SK, IF, 15.781%, 05/25/34	236
109	Series 2004-61, Class CO, PO, 10/25/31	108
150	Series 2004-61, Class SH, HB, IF, 22.942%, 11/25/32	217
191	Series 2004-74, Class SW, IF, 14.974%, 11/25/31	230
287	Series 2004-76, Class CL, 4.000%, 10/25/19	302
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,836
117	Series 2005-40, Class YA, 5.000%, 09/25/20	121
243	Series 2005-45, Class DC, HB, IF, 23.351%, 06/25/35	332
179	Series 2005-52, Class PA, 6.500%, 06/25/35	194
247	Series 2005-56, Class S, IF, IO, 6.449%, 07/25/35	42

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
434	Series 2005-56, Class TP, IF, 17.366%, 08/25/33	529
1,333	Series 2005-68, Class PG, 5.500%, 08/25/35	1,458
504	Series 2005-73, Class PS, IF, 16.046%, 08/25/35	611
235	Series 2005-74, Class CS, IF, 19.301%, 05/25/35	293
470	Series 2005-106, Class US, HB, IF, 23.608%, 11/25/35	651
608	Series 2006-27, Class OH, PO, 04/25/36	547
667	Series 2006-43, Class VB, 6.500%, 10/25/17	718
256	Series 2006-44, Class P, PO, 12/25/33	226
571	Series 2006-59, Class QO, PO, 01/25/33	513
212	Series 2006-65, Class QO, PO, 07/25/36	183
317	Series 2006-72, Class GO, PO, 08/25/36	280
500	Series 2006-77, Class PC, 6.500%, 08/25/36	558
251	Series 2006-79, Class DO, PO, 08/25/36	217
585	Series 2006-110, Class PO, PO, 11/25/36	511
1,000	Series 2006-124, Class HB, VAR, 5.969%, 11/25/36	1,089
462	Series 2007-14, Class ES, IF, IO, 6.179%, 03/25/37	66
269	Series 2007-79, Class SB, HB, IF, 23.058%, 08/25/37	337
500	Series 2007-81, Class GE, 6.000%, 08/25/37	543
135	Series 2007-83, Class PA, 6.000%, 03/25/29	135
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,598
460	Series 2007-88, Class VI, IF, IO, 6.279%, 09/25/37	68
1,236	Series 2007-91, Class ES, IF, IO, 6.199%, 10/25/37	174
129	Series 2007-97, Class MS, IF, 14.187%, 12/25/31	139
346	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	361
313	Series 2007-116, Class HI, IO, VAR, 6.323%, 01/25/38	27
217	Series 2008-10, Class XI, IF, IO, 5.969%, 03/25/38	28
297	Series 2008-16, Class IS, IF, IO, 5.938%, 03/25/38	40
273	Series 2008-28, Class QS, IF, 19.915%, 04/25/38	350
372	Series 2008-46, Class HI, IO, VAR, 6.659%, 06/25/38	35
141	Series 2008-66, Class GD, 6.000%, 06/25/30	147
332	Series 2009-69, Class PO, PO, 09/25/39	288

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
758	Series 2009-71, Class BC, 4.500%, 09/25/24	778
599	Series 2009-103, Class MB, 4.000%, 12/25/39	631
1,469	Series 2010-133, Class A, 5.500%, 05/25/38	1,575
5	Series G-14, Class L, 8.500%, 06/25/21	6
23	Series G-18, Class Z, 8.750%, 06/25/21	28
6	Series G-22, Class G, 6.000%, 12/25/16	7
17	Series G-35, Class M, 8.750%, 10/25/21	20
70	Series G92-35, Class E, 7.500%, 07/25/22	77
4	Series G92-42, Class Z, 7.000%, 07/25/22	5
84	Series G92-44, Class ZQ, 8.000%, 07/25/22	103
74	Series G92-54, Class ZQ, 7.500%, 09/25/22	83
16	Series G93-5, Class Z, 6.500%, 02/25/23	17
19	Series G95-1, Class C, 8.800%, 01/25/25	22
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
5	Series 218, Class 2, IO, 7.500%, 04/01/23	1
58	Series 329, Class 1, PO, 01/01/33	50
	Federal National Mortgage Association Whole Loan,
229	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	265
65	Series 2003-W4, Class 2A, 6.500%, 10/25/42	75
168	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	200
135	Series 2007-W7, Class 1A4, HB, IF, 37.611%, 07/25/37	202
	Government National Mortgage Association,
59	Series 1994-3, Class PQ, 7.488%, 07/16/24	63
199	Series 1994-4, Class KQ, 7.988%, 07/16/24	226
386	Series 1994-7, Class PQ, 6.500%, 10/16/24	446
87	Series 1995-3, Class DQ, 8.050%, 06/16/25	99
22	Series 1995-7, Class CQ, 7.500%, 09/16/25	24
174	Series 1996-16, Class E, 7.500%, 08/16/26	195
35	Series 1998-26, Class K, 7.500%, 09/17/25	39
503	Series 1999-10, Class ZC, 6.500%, 04/20/29	559
60	Series 1999-30, Class S, IF, IO, 8.335%, 08/16/29	9
54	Series 1999-41, Class Z, 8.000%, 11/16/29	62
45	Series 1999-44, Class PC, 7.500%, 12/20/29	51
103	Series 2000-6, Class Z, 7.500%, 02/20/30	114
19	Series 2000-9, Class Z, 8.000%, 06/20/30	22
443	Series 2000-9, Class ZJ, 8.500%, 02/16/30	502
172	Series 2000-14, Class PD, 7.000%, 02/16/30	187
48	Series 2000-16, Class ZN, 7.500%, 02/16/30	51
257	Series 2000-37, Class B, 8.000%, 12/20/30	294
21	Series 2000-38, Class AH, 7.150%, 12/20/30	24
144	Series 2001-7, Class PK, 6.500%, 03/20/31	156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
8	Series 2001-32, Class WA, IF, 19.468%, 07/20/31	12
302	Series 2001-64, Class MQ, 6.500%, 12/20/31	321
53	Series 2002-7, Class PG, 6.500%, 01/20/32	61
68	Series 2002-31, Class S, IF, IO, 8.435%, 01/16/31	16
205	Series 2002-40, Class UK, 6.500%, 06/20/32	228
199	Series 2002-47, Class PG, 6.500%, 07/16/32	231
257	Series 2002-47, Class PY, 6.000%, 07/20/32	282
244	Series 2002-47, Class ZA, 6.500%, 07/20/32	271
20	Series 2002-51, Class SG, HB, IF, 31.360%, 04/20/31	32
115	Series 2002-54, Class GB, 6.500%, 08/20/32	128
97	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	7
128	Series 2003-4, Class NY, 5.500%, 12/20/13	135
43	Series 2003-24, Class PO, PO, 03/16/33	38
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	344
193	Series 2003-52, Class AP, PO, 06/16/33	172
42	Series 2004-28, Class S, IF, 18.934%, 04/16/34	53
80	Series 2004-68, Class PO, PO, 05/20/31	79
169	Series 2004-71, Class SB, HB, IF, 28.173%, 09/20/34	248
84	Series 2004-73, Class AE, IF, 14.311%, 08/17/34	99
821	Series 2004-90, Class SI, IF, IO, 5.837%, 10/20/34	106
245	Series 2005-68, Class DP, IF, 15.798%, 06/17/35	299
1,677	Series 2005-68, Class KI, IF, IO, 6.037%, 09/20/35	216
197	Series 2006-59, Class SD, IF, IO, 6.437%, 10/20/36	27
663	Series 2007-17, Class JI, IF, IO, 6.545%, 04/16/37	96
829	Series 2007-27, Class SA, IF, IO, 5.937%, 05/20/37	95
1,331	Series 2007-40, Class SB, IF, IO, 6.487%, 07/20/37	189
860	Series 2007-45, Class QA, IF, IO, 6.377%, 07/20/37	121
378	Series 2007-49, Class NO, PO, 12/20/35	365
1,046	Series 2007-50, Class AI, IF, IO, 6.512%, 08/20/37	140
195	Series 2007-53, Class ES, IF, IO, 6.287%, 09/20/37	28
262	Series 2007-53, Class SW, IF, 19.416%, 09/20/37	325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
518	Series 2007-57, Class QA, IF, IO, 6.237%, 10/20/37	67
367	Series 2007-71, Class SB, IF, IO, 6.437%, 07/20/36	46
503	Series 2007-72, Class US, IF, IO, 6.287%, 11/20/37	69
503	Series 2007-76, Class SA, IF, IO, 6.267%, 11/20/37	68
132	Series 2008-25, Class SB, IF, IO, 6.637%, 03/20/38	17
281	Series 2008-33, Class XS, IF, IO, 7.435%, 04/16/38	39
545	Series 2008-40, Class SA, IF, IO, 6.135%, 05/16/38	90
500	Series 2008-50, Class KB, 6.000%, 06/20/38	552
713	Series 2008-55, Class SA, IF, IO, 5.937%, 06/20/38	84
621	Series 2008-93, Class AS, IF, IO, 5.437%, 12/20/38	68
281	Series 2009-6, Class SA, IF, IO, 5.835%, 02/16/39	32
287	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	44
1,090	Series 2009-22, Class SA, IF, IO, 6.007%, 04/20/39	122
1,101	Series 2009-31, Class ST, IF, IO, 6.087%, 03/20/39	126
1,101	Series 2009-31, Class TS, IF, IO, 6.037%, 03/20/39	123
656	Series 2009-79, Class OK, PO, 11/16/37	574
1,388	Series 2009-106, Class ST, IF, IO, 5.737%, 02/20/38	147
408	Series 2010-14, Class AO, PO, 12/20/32	361
462	Series 2010-130, Class CP, 7.000%, 10/16/40	515
	NCUA Guaranteed Notes,
1,162	Series 2010-C1, Class APT, 2.650%, 10/29/20	1,130
259	Series 2010-R3, Class 3A, 2.400%, 12/08/20	253
	Vendee Mortgage Trust,
944	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,074
377	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	404
536	Series 1996-1, Class 1Z, 6.750%, 02/15/26	603
180	Series 1996-2, Class 1Z, 6.750%, 06/15/26	203
706	Series 1997-1, Class 2Z, 7.500%, 02/15/27	812
179	Series 1998-1, Class 2E, 7.000%, 03/15/28	206

		90,359

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — 5.2%
53	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	54
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	367
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	212
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	409
	ASG Resecuritization Trust,
308	Series 2009-1, Class A60, VAR, 5.348%, 06/26/37 (e)	312
362	Series 2009-2, Class A55, VAR, 5.423%, 05/24/36 (e)	371
681	Series 2009-3, Class A65, VAR, 5.374%, 03/26/37 (e)	692
	Banc of America Alternative Loan Trust,
260	Series 2003-7, Class 2A4, 5.000%, 09/25/18	263
196	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	199
64	Series 2003-11, Class PO, PO, 01/25/34	45
	Banc of America Funding Corp.,
76	Series 2004-1, Class PO, PO, 03/25/34	61
70	Series 2004-3, Class 1A7, 5.500%, 10/25/34	70
	Banc of America Mortgage Securities, Inc.,
48	Series 2003-8, Class APO, PO, 11/25/33	35
124	Series 2004-1, Class APO, PO, 02/25/34	91
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	205
85	Series 2004-6, Class APO, PO, 07/25/34	61
898	BCAP LLC Trust, Series 2010-RR7, Class 2A1, VAR, 5.452%, 07/26/45 (e)	896
223	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.290%, 08/25/35	215
	Citigroup Mortgage Loan Trust, Inc.,
72	Series 2003-UP3, Class A3, 7.000%, 09/25/33	72
177	Series 2003-UST1, Class A1, 5.500%, 12/25/18	183
26	Series 2003-UST1, Class PO1, PO, 12/25/18	22
24	Series 2003-UST1, Class PO3, PO, 12/25/18	21
327	Series 2008-AR4, Class 1A1A, VAR, 5.331%, 11/25/38	321
	Countrywide Alternative Loan Trust,
363	Series 2002-8, Class A4, 6.500%, 07/25/32	359
1,501	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,508
308	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	310

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
55	Series 2005-26CB, Class A10, IF, 12.576%, 07/25/35	55
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	428
300	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	126
	Countrywide Home Loan Mortgage Pass-Through Trust,
373	Series 2003-26, Class 1A6, 3.500%, 08/25/33	357
72	Series 2003-J13, Class PO, PO, 01/25/34	44
129	Series 2003-J7, Class 4A3, IF, 9.435%, 08/25/18	122
172	Series 2004-5, Class 1A4, 5.500%, 06/25/34	179
50	Series 2004-HYB3, Class 2A, VAR, 2.649%, 06/20/34	43
504	Series 2005-22, Class 2A1, VAR, 3.094%, 11/25/35	405
249	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	179
162	Credit Suisse Mortgage Capital Certificates, Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	164
227	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	233
398	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.295%, 06/25/20	377
71	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	60
	First Horizon Asset Securities, Inc.,
132	Series 2004-AR7, Class 2A1, VAR, 2.742%, 02/25/35	131
202	Series 2004-AR7, Class 2A2, VAR, 2.742%, 02/25/35	186
276	Series 2005-AR1, Class 2A2, VAR, 2.801%, 04/25/35	271
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	454
62	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	45
430	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.279%, 08/25/35	4
163	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 2.927%, 08/25/34	162
	MASTR Adjustable Rate Mortgages Trust,
71	Series 2004-3, Class 4A2, VAR, 2.287%, 04/25/34	64

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
193		Series 2004-13, Class 2A1, VAR, 2.826%, 04/21/34	188
181		Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	183
		MASTR Alternative Loans Trust,
371		Series 2003-9, Class 8A1, 6.000%, 01/25/34	368
1,118		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,139
50		Series 2004-7, Class 30PO, PO, 08/25/34	36
96		Series 2004-10, Class 1A1, 4.500%, 09/25/19	97
397		Series 2005-6, Class 3A1, 5.500%, 11/25/20	385
		MASTR Asset Securitization Trust,
300		Series 2003-2, Class 1A1, 5.000%, 03/25/18	306
49		Series 2004-8, Class PO, PO, 08/25/19	40
290		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	197
72		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.581%, 02/25/35	56
		Nomura Asset Acceptance Corp.,
124		Series 2003-A1, Class A1, 5.500%, 05/25/33	128
43		Series 2003-A1, Class A2, 6.000%, 05/25/33	45
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	14
101		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	103
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
101		Series 2002-QS16, Class A3, IF, 16.076%, 10/25/17	110
513		Series 2002-QS8, Class A5, 6.250%, 06/25/17	522
124		Series 2003-QS3, Class A2, IF, 15.925%, 02/25/18	134
500		Series 2003-QS9, Class A3, IF, IO, 7.288%, 05/25/18	71
445		Series 2004-QS3, Class CB, 5.000%, 03/25/19	466
71		Series 2004-QS8, Class A2, 5.000%, 06/25/34	71
59		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	61
		Salomon Brothers Mortgage Securities VII, Inc.,
178		Series 2003-HYB1, Class A, VAR, 3.199%, 09/25/33	181
26		Series 2003-UP2, Class PO1, PO, 12/25/18	19
		Structured Asset Securities Corp.,
229		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	233
229		Series 2005-6, Class 4A1, 5.000%, 05/25/35	225

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
191	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	196
50	Series 2003-S10, Class A6, PO, 10/25/18	50
62	Series 2003-S11, Class 2A5, IF, 16.331%, 11/25/33	65
150	Series 2004-AR3, Class A2, VAR, 2.703%, 06/25/34	147
384	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	336
	Washington Mutual MSC Mortgage Pass-Through Certificates,
131	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	133
34	Series 2003-MS7, Class P, PO, 03/25/33	26
	Wells Fargo Mortgage-Backed Securities Trust,
62	Series 2003-11, Class 1APO, PO, 10/25/18	52
253	Series 2003-13, Class A7, 4.500%, 11/25/18	257
253	Series 2003-15, Class 1A1, 4.750%, 12/25/18	261
214	Series 2003-K, Class 1A1, VAR, 4.464%, 11/25/33	215
104	Series 2004-7, Class 2A2, 5.000%, 07/25/19	109
260	Series 2004-BB, Class A4, VAR, 2.746%, 01/25/35	261
199	Series 2004-EE, Class 3A1, VAR, 2.952%, 12/25/34	199

		19,128

	Total Collateralized Mortgage Obligations (Cost $104,319)	109,487

Commercial Mortgage-Backed Securities — 1.3%
	Banc of America Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	155
486	Series 2005-6, Class ASB, VAR, 5.195%, 09/10/47	514
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	54
300	Series 2006-4, Class A4, 5.634%, 07/10/46	326
	Bear Stearns Commercial Mortgage Securities,
267	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	278
360	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	393
143	Series 2006-PW14, Class A1, 5.044%, 12/11/38	144
70	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.727%, 03/15/49	70

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	319
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
431	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	450
13	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.682%, 08/12/41	13
400	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	425
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.047%, 08/15/39	1,088
612	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	614

	Total Commercial Mortgage-Backed Securities (Cost $4,589)	4,897

Corporate Bonds — 18.0%
	Consumer Discretionary — 1.1%
	Automobiles — 0.0% (g)
100	Daimler Finance North America LLC, 7.300%, 01/15/12	105

	Hotels, Restaurants & Leisure — 0.1%
150	McDonald's Corp., 4.300%, 03/01/13	159

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	50

	Media — 0.8%
	CBS Corp.,
25	5.750%, 04/15/20	27
135	8.875%, 05/15/19	170
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	227
749	Comcast Cable Holdings LLC, 9.800%, 02/01/12	809
	Comcast Corp.,
121	5.500%, 03/15/11	121
100	5.900%, 03/15/16	111
50	Cox Communications, Inc., 5.450%, 12/15/14	55
150	DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.600%, 02/15/21	147
100	News America Holdings, Inc., 7.700%, 10/30/25	119
100	News America, Inc., 7.250%, 05/18/18	120
60	Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	63

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	110
50	6.750%, 07/01/18	57
100	8.250%, 02/14/14	117
150	8.250%, 04/01/19	185
35	8.750%, 02/14/19	44
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	245
80	Viacom, Inc., 6.250%, 04/30/16	92

		2,819

	Multiline Retail — 0.1%
40	Kohl's Corp., 6.250%, 12/15/17	46
400	Target Corp., 6.000%, 01/15/18	460

		506

	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	144
95	Staples, Inc., 9.750%, 01/15/14	115

		259

	Total Consumer Discretionary	3,898

	Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	83
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	248
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	106
50	4.875%, 03/15/19	54
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	73
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	33
100	5.500%, 04/01/13	109
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	90
6	PepsiCo, Inc., 7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	34

		838

	Food & Staples Retailing — 0.0% (g)
50	Kroger Co. (The), 7.500%, 01/15/14	58

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	53

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
135	8.500%, 06/15/19	161
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	14
100	Cargill, Inc., 6.375%, 06/01/12 (e)	106
	Kellogg Co.,
100	4.250%, 03/06/13	106
200	5.125%, 12/03/12	214
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	106
450	6.125%, 02/01/18	506
100	6.500%, 08/11/17	115
150	6.750%, 02/19/14	170

		1,551

	Household Products — 0.0% (g)
81	Procter & Gamble - ESOP, 9.360%, 01/01/21	103

	Total Consumer Staples	2,550

	Energy — 0.8%
	Energy Equipment & Services — 0.0% (g)
100	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	110

	Oil, Gas & Consumable Fuels — 0.8%
400	Anadarko Petroleum Corp., 7.625%, 03/15/14	458
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	170
150	ConocoPhillips, 5.750%, 02/01/19	170
100	EnCana Corp., (Canada), 6.500%, 05/15/19	117
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	192
100	EOG Resources, Inc., 4.100%, 02/01/21	97
	Marathon Oil Corp.,
228	5.900%, 03/15/18	258
175	6.000%, 10/01/17	200
40	PC Financial Partnership, 5.000%, 11/15/14	44
97	Petro-Canada, (Canada), 6.050%, 05/15/18	110
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	189
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	202
67	Statoil ASA, (Norway), 3.125%, 08/17/17	67
175	Total Capital S.A., (France), 2.300%, 03/15/16	170
250	XTO Energy, Inc., 5.750%, 12/15/13	281

		2,840

	Total Energy	2,950

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Financials — 11.0%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	255
75	3.100%, 01/15/15	77
75	4.600%, 01/15/20	78
	BlackRock, Inc.,
325	3.500%, 12/10/14	341
326	5.000%, 12/10/19	343
100	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	98
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Goldman Sachs Group, Inc. (The),
121	3.700%, 08/01/15	123
202	4.750%, 07/15/13	215
200	5.150%, 01/15/14	216
300	5.500%, 11/15/14	329
1,100	5.950%, 01/18/18	1,194
150	7.500%, 02/15/19	177
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	111
150	5.500%, 03/15/16	157
125	8.500%, 07/15/19	148
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	76
350	6.000%, 07/19/12 (d)	89
455	6.625%, 01/18/12 (d)	115
75	6.750%, 12/28/17 (d)	—	(h)
100	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	112
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	213
157	5.450%, 07/15/14	169
50	6.150%, 04/25/13	54
814	6.400%, 08/28/17	895
266	6.875%, 04/25/18	299
	Morgan Stanley,
104	4.000%, 07/24/15	106
195	4.200%, 11/20/14	202
147	4.750%, 04/01/14	154
1,000	5.300%, 03/01/13	1,066
166	5.500%, 07/24/20	168
350	5.625%, 09/23/19	359
175	5.750%, 08/31/12	186
250	6.000%, 05/13/14	274
100	6.625%, 04/01/18	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
130	4.125%, 01/19/16	129
178	6.700%, 03/04/20	192
45	Northern Trust Corp., 5.500%, 08/15/13	50
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	513
100	5.750%, 04/25/18	109
100	5.875%, 12/20/17	109

		9,656

	Commercial Banks — 3.0%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	102
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	116
123	3.400%, 01/22/15	127
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	142
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	417
200	2.500%, 09/21/15 (e)	196
100	3.900%, 04/07/15	103
200	5.200%, 07/10/14	216
250	6.050%, 12/04/17 (e)	259
	BB&T Corp.,
150	3.375%, 09/25/13	157
150	3.850%, 07/27/12	156
125	3.950%, 04/29/16	129
100	4.900%, 06/30/17	104
152	Branch Banking & Trust Co., 4.875%, 01/15/13	161
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,004
55	Comerica, Inc., 3.000%, 09/16/15	55
405	Credit Suisse, (Switzerland), 5.000%, 05/15/13	434
100	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	101
350	Fifth Third Bancorp, 5.450%, 01/15/17	366
75	KeyCorp, 6.500%, 05/14/13	82
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	339
200	Marshall & Ilsley Corp., 5.350%, 04/01/11	201
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	204
300	2.750%, 09/28/15 (e)	297
100	3.750%, 03/02/15 (e)	104

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
100	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	99
	PNC Funding Corp.,
133	4.375%, 08/11/20	133
265	5.125%, 02/08/20	281
110	5.250%, 11/15/15	118
115	5.625%, 02/01/17	124
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	254
	SunTrust Banks, Inc.,
270	5.250%, 11/05/12	285
229	6.375%, 04/01/11	230
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	232
	U.S. Bancorp,
150	2.000%, 06/14/13	153
208	2.875%, 11/20/14	213
250	Wachovia Bank N.A., 6.000%, 11/15/17	280
	Wachovia Corp.,
235	4.875%, 02/15/14	249
850	5.750%, 02/01/18	945
	Wells Fargo & Co.,
500	3.750%, 10/01/14	527
415	5.625%, 12/11/17	460
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	333
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	297

		10,785

	Consumer Finance — 0.9%
200	American Express Credit Corp., 7.300%, 08/20/13	225
91	American General Finance Corp., 5.375%, 10/01/12	89
250	Capital One Bank USA N.A., 8.800%, 07/15/19	316
	Capital One Financial Corp.,
100	5.700%, 09/15/11	103
245	6.250%, 11/15/13	272
100	6.750%, 09/15/17	115
	HSBC Finance Corp.,
200	5.250%, 01/15/14	214
202	6.375%, 11/27/12	218
835	7.000%, 05/15/12	889
233	SLM Corp., 5.375%, 01/15/13	242
154	Toyota Motor Credit Corp., 3.200%, 06/17/15	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101
202	Washington Mutual Finance Corp., 6.875%, 05/15/11	204

		3,147

	Diversified Financial Services — 2.4%
250	Associates Corp. of North America, 6.950%, 11/01/18	282
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	314
	Bank of America Corp.,
80	5.625%, 07/01/20	83
300	5.650%, 05/01/18	317
170	5.750%, 12/01/17	182
100	6.500%, 08/01/16	112
125	7.375%, 05/15/14	143
425	Bank of America N.A., 5.300%, 03/15/17	443
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	102
300	5.250%, 11/07/13	326
	Caterpillar Financial Services Corp.,
100	5.500%, 03/15/16	112
150	6.200%, 09/30/13	168
65	7.050%, 10/01/18	79
100	7.150%, 02/15/19	123
	Citigroup, Inc.,
43	4.587%, 12/15/15	45
125	4.750%, 05/19/15	132
54	5.375%, 08/09/20	56
506	5.625%, 08/27/12	532
700	6.000%, 08/15/17	767
285	6.010%, 01/15/15	313
300	6.125%, 11/21/17	331
	CME Group, Inc.,
200	5.400%, 08/01/13	220
100	5.750%, 02/15/14	111
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	214
	General Electric Capital Corp.,
95	4.375%, 09/16/20	92
1,600	5.250%, 10/19/12	1,703
500	5.400%, 02/15/17	544
300	5.625%, 05/01/18	326
500	5.650%, 06/09/14	547
100	Textron Financial Corp., 5.400%, 04/28/13	105

		8,824

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — 1.6%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	45
50	5.600%, 05/15/15	55
	American International Group, Inc.,
385	4.250%, 05/15/13	399
350	5.450%, 05/18/17	365
200	5.600%, 10/18/16	211
45	AON Corp., 3.500%, 09/30/15	45
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	637
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	166
90	CNA Financial Corp., 5.875%, 08/15/20	94
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	428
	MassMutual Global Funding II,
100	2.300%, 09/28/15 (e)	97
250	3.625%, 07/16/12 (e)	258
	Metropolitan Life Global Funding I,
150	2.875%, 09/17/12 (e)	153
222	5.200%, 09/18/13 (e)	241
100	5.750%, 07/25/11 (e)	102
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
121	Nationwide Financial Services, 6.250%, 11/15/11	125
506	New York Life Global Funding, 5.375%, 09/15/13 (e)	555
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	153
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	218
765	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	793
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	108
405	Protective Life Secured Trusts, 4.000%, 04/01/11	406
200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	220
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	54

		5,981

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
125	5.875%, 09/15/20	127
150	6.650%, 01/15/18	160
92	HCP, Inc., 5.375%, 02/01/21	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — Continued
	Simon Property Group LP,
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	40
100	5.625%, 08/15/14	110
50	5.650%, 02/01/20	55
40	6.100%, 05/01/16	45
50	6.125%, 05/30/18	56
114	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	130

		835

	Thrifts & Mortgage Finance — 0.3%
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
650	Countrywide Home Loans, Inc., 4.000%, 03/22/11	651
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	526

		1,204

	Total Financials	40,432

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
44	4.500%, 03/15/20	45
40	5.700%, 02/01/19	45

		90

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	53
50	4.625%, 03/15/15	55
40	Becton Dickinson and Co., 5.000%, 05/15/19	43

		151

	Health Care Providers & Services — 0.0% (g)
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	49
	WellPoint, Inc.,
27	5.875%, 06/15/17	31
18	7.000%, 02/15/19	21

		101

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	112
75	Eli Lilly & Co., 3.550%, 03/06/12	77
150	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	162

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Pharmaceuticals — Continued
75	Merck & Co., Inc., 6.000%, 09/15/17	87

		438

	Total Health Care	780

	Industrials — 0.8%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	111
48	Systems 2001 AT LLC, (Cayman Islands), MBIA, 7.156%, 12/15/11 (e)	49

		160

	Airlines — 0.0% (g)
39	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	43
80	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	81

		124

	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	46

	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	109
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	132
100	5.000%, 03/15/15	105
50	5.600%, 03/15/18	52
60	Waste Management, Inc., 7.375%, 03/11/19	72

		470

	Industrial Conglomerates — 0.1%
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	113
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	65

		178

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	56
25	PACCAR, Inc., 6.375%, 02/15/12	26
25	Parker Hannifin Corp., 5.500%, 05/15/18	28

		110

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
19	3.600%, 09/01/20	18
100	5.650%, 05/01/17	112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
100	7.000%, 02/01/14	114
	CSX Corp.,
30	6.250%, 04/01/15	34
30	7.375%, 02/01/19	36
655	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	716
50	Norfolk Southern Corp., 7.700%, 05/15/17	61
55	Ryder System, Inc., 3.600%, 03/01/16	55
	Union Pacific Corp.,
100	4.875%, 01/15/15	109
100	5.650%, 05/01/17	112
250	5.700%, 08/15/18	281
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	151

		1,799

	Total Industrials	2,887

	Information Technology — 0.5%
	Computers & Peripherals — 0.3%
256	Dell, Inc., 2.300%, 09/10/15	251
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	364
200	6.125%, 03/01/14	224
	International Business Machines Corp.,
150	5.700%, 09/14/17	171
200	7.625%, 10/15/18	253

		1,263

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	24
150	6.875%, 07/01/13	164

		188

	Office Electronics — 0.0% (g)
40	Xerox Corp., 6.750%, 02/01/17	46

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	28
120	Microsoft Corp., 1.625%, 09/25/15	116
	Oracle Corp.,
200	5.250%, 01/15/16	223
100	5.750%, 04/15/18	113

		480

	Total Information Technology	1,977

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Materials — 0.3%
	Chemicals — 0.2%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	104
	Dow Chemical Co. (The),
38	4.250%, 11/15/20	37
100	6.000%, 10/01/12	108
50	8.550%, 05/15/19	63
	EI Du Pont de Nemours & Co.,
101	1.950%, 01/15/16	98
50	4.125%, 03/06/13	53
100	6.000%, 07/15/18	114
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	107
230	Praxair, Inc., 4.625%, 03/30/15	248

		932

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	112
100	6.500%, 04/01/19	118
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	25
50	8.950%, 05/01/14	61

		316

	Total Materials	1,248

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
1,020	4.950%, 01/15/13	1,092
135	5.100%, 09/15/14	148
150	5.500%, 02/01/18	165
15	BellSouth Corp., 5.200%, 09/15/14	16
122	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	131
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	111
500	GTE Corp., 6.840%, 04/15/18	584
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14	432
225	5.250%, 11/15/13	235
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	294
30	5.877%, 07/15/19	31
109	TELUS Corp., (Canada), 8.000%, 06/01/11	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
100	Verizon Communications, Inc., 5.500%, 02/15/18	109
202	Verizon Florida LLC, 6.125%, 01/15/13	217
250	Verizon Maryland, Inc., 7.150%, 05/01/23	268
100	Verizon New England, Inc., 4.750%, 10/01/13	106
200	Verizon Virginia, Inc., 4.625%, 03/15/13	212

		4,262

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	166
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	136

		302

	Total Telecommunication Services	4,564

	Utilities — 1.3%
	Electric Utilities — 0.9%
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	254
150	5.300%, 01/15/19	166
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	110
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	60
25	Columbus Southern Power Co., 6.050%, 05/01/18	28
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	33
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	216
205	6.250%, 01/15/12	215
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	58
100	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	100
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	67
150	FPL Group Capital, Inc., 7.875%, 12/15/15	179
40	Georgia Power Co., 6.000%, 11/01/13	45
135	Indiana Michigan Power Co., 7.000%, 03/15/19	160
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
24	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	25
60	Nevada Power Co., 7.125%, 03/15/19	71
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	42

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	28
50	6.800%, 09/01/18	58
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	140
60	PacifiCorp, 5.650%, 07/15/18	67
75	Peco Energy Co., 5.350%, 03/01/18	83
51	Public Service Co. of Colorado, 3.200%, 11/15/20	48
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	74
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	225
40	Southern Co., 4.150%, 05/15/14	42
30	Southwestern Public Service Co., 8.750%, 12/01/18	38
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	109
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	156
50	8.000%, 10/01/19	60
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	224
100	5.400%, 04/30/18	111

		3,355

	Gas Utilities — 0.1%
50	AGL Capital Corp., 4.450%, 04/15/13	53
	Atmos Energy Corp.,
100	5.125%, 01/15/13	105
30	8.500%, 03/15/19	38
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	56
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	106
100	6.500%, 08/15/18	117
30	7.125%, 01/15/19	36

		511

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	207
150	8.875%, 01/15/19	193
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	112
50	PG&E Corp., 5.750%, 04/01/14	55
80	Sempra Energy, 8.900%, 11/15/13	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	34
100	6.250%, 12/01/15	115

		810

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	225

	Total Utilities	4,901

	Total Corporate Bonds (Cost $63,366)	66,187

Foreign Government Securities — 0.2%
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	102
	Province of Ontario, (Canada),
250	2.700%, 06/16/15	256
300	2.950%, 02/05/15	310

	Total Foreign Government Securities (Cost $649)	668

Mortgage Pass-Through Securities — 9.5%
	Federal Home Loan Mortgage Corp.,
59	ARM, 2.360%, 01/01/27	61
689	ARM, 2.612%, 12/01/34	722
16	ARM, 2.625%, 07/01/26	17
219	ARM, 3.621%, 01/01/37	229
310	ARM, 5.078%, 09/01/36	326
304	ARM, 5.621%, 04/01/38	322
517	ARM, 6.018%, 06/01/36	554
232	ARM, 6.024%, 02/01/37	246
528	ARM, 6.230%, 09/01/36 - 03/01/37	554
339	ARM, 6.680%, 11/01/36	364
427	ARM, 6.743%, 08/01/36	448
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
864	4.000%, 05/01/14 - 06/01/19	899
92	4.500%, 10/01/18	97
23	5.500%, 06/01/17	24
495	6.000%, 10/01/17 - 04/01/18	540
988	6.500%, 01/01/17 - 03/01/22	1,078
110	7.000%, 09/01/12 - 01/01/17	115
1	7.500%, 07/01/11 - 10/01/14	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
26	6.000%, 12/01/22	29
139	6.500%, 12/01/13 - 08/01/26	154

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
153	6.000%, 01/01/34	169
245	7.000%, 04/01/22 - 02/01/37	279
12	7.500%, 08/01/25	13
13	8.000%, 07/01/20 - 11/01/24	16
38	8.500%, 07/01/28	45
737	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	870
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4	12.000%, 08/01/15 - 07/01/19	5
	Federal National Mortgage Association,
241	ARM, 2.034%, 01/01/35	251
9	ARM, 2.079%, 03/01/19	9
290	ARM, 2.093%, 09/01/35	303
342	ARM, 2.041%, 02/01/35	356
372	ARM, 2.195%, 01/01/35	384
257	ARM, 2.322%, 02/01/35	268
210	ARM, 2.445%, 08/01/35	219
183	ARM, 2.460%, 11/01/33	192
209	ARM, 2.554%, 04/01/33	219
327	ARM, 2.637%, 09/01/35	344
390	ARM, 2.787%, 09/01/34	410
369	ARM, 3.043%, 02/01/36	386
374	ARM, 3.060%, 09/01/33	392
4	ARM, 3.098%, 06/01/26	4
280	ARM, 3.158%, 04/01/35	293
25	ARM, 3.328%, 09/01/27	25
3	ARM, 3.538%, 08/01/19	3
285	ARM, 3.694%, 08/01/34	299
25	ARM, 3.983%, 03/01/29	26
312	ARM, 5.149%, 10/01/34	328
300	ARM, 5.739%, 02/01/37	317
240	ARM, 5.800%, 07/01/46	252
131	ARM, 6.032%, 08/01/36	139
210	ARM, 6.180%, 09/01/36	225
124	ARM, 6.279%, 02/01/37	132
	Federal National Mortgage Association, 15 Year, Single Family,
3,318	4.000%, 07/01/18 - 05/01/19	3,474
2,360	4.500%, 05/01/18 - 05/01/19	2,498
1,521	5.000%, 12/01/16 - 04/01/19	1,634
703	5.500%, 01/01/20 - 06/01/20	760
1,757	6.000%, 02/01/19 - 01/01/24	1,923
208	6.500%, 04/01/11 - 08/01/20	228

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18	7.500%, 10/01/12	19
6	8.000%, 11/01/12	7
	Federal National Mortgage Association, 20 Year, Single Family,
205	6.000%, 04/01/24	226
269	6.500%, 05/01/22	299
	Federal National Mortgage Association, 30 Year FHA/VA,
23	6.000%, 09/01/33	25
45	6.500%, 03/01/29	51
29	8.500%, 08/01/27 - 02/01/30	33
21	9.000%, 09/01/19 - 12/01/30	24
11	9.500%, 12/01/18	13
	Federal National Mortgage Association, 30 Year, Single Family,
236	4.500%, 08/01/33	243
1,467	5.000%, 07/01/33 - 11/01/33	1,551
1,109	5.500%, 09/01/33 - 12/01/33	1,196
1,047	6.000%, 12/01/32 - 09/01/36	1,151
82	6.500%, 08/01/31	94
31	7.000%, 07/01/25 - 08/01/32	36
25	7.500%, 11/01/22 - 05/01/25	29
785	8.000%, 03/01/21 - 11/01/32	902
14	8.500%, 07/01/24 - 06/01/25	16
1	9.000%, 04/01/26	1
5	10.000%, 02/01/24	6
4	12.500%, 01/01/16	5
	Federal National Mortgage Association, Other,
115	4.000%, 09/01/13	117
561	5.500%, 04/01/38	595
625	6.000%, 03/01/37	674
	Government National Mortgage Association II, 30 Year, Single Family,
82	6.000%, 03/20/28	90
19	7.500%, 02/20/28 - 09/20/28	22
53	8.000%, 12/20/25 - 10/20/28	62
32	8.500%, 03/20/25 - 05/20/25	38
	Government National Mortgage Association, 15 Year, Single Family,
48	6.000%, 10/15/17	53
2	7.500%, 02/15/12 - 03/15/12	2
34	8.000%, 01/15/16	36
	Government National Mortgage Association, 30 Year, Single Family,
868	6.000%, 11/15/28 - 12/15/38	971
547	6.500%, 01/15/24 - 12/15/35	615

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
541	7.000%, 08/15/23 - 06/15/35	616
35	7.500%, 11/15/22 - 09/15/28	41
14	8.000%, 05/15/22 - 08/15/28	17
10	8.500%, 11/15/17	11
17	9.000%, 08/15/16 - 11/15/24	20
344	9.500%, 01/15/17 - 12/15/25	405
10	12.000%, 11/15/19	11

	Total Mortgage Pass-Through Securities (Cost $33,004)	34,793

Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	43

U.S. Government Agency Securities — 2.4%
500	Federal Farm Credit Bank, 5.125%, 11/15/18	558
1,233	Federal Home Loan Bank System, 4.720%, 09/20/12	1,290
	Federal National Mortgage Association,
1,300	07/05/14	1,216
1,000	Zero Coupon, 06/01/17	813
1,800	5.000%, 05/11/17	2,020
500	5.375%, 06/12/17	571
500	Federal National Mortgage Association Interest Strip11/15/21	313
500	Financing Corp. Fico, Zero Coupon, 04/05/19	375
300	Financing Corp. Fico, Zero Coupon, 09/26/19	219
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,145
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	241

	Total U.S. Government Agency Securities (Cost $8,760)	8,761

U.S. Treasury Obligations — 32.9%
	U.S. Treasury Bonds,
5,675	7.500%, 11/15/16	7,232
300	8.000%, 11/15/21	421
3,801	8.125%, 08/15/19	5,244
320	8.500%, 02/15/20	454
1,070	8.750%, 05/15/17	1,455
5,090	8.875%, 08/15/17	7,003
879	8.875%, 02/15/19	1,252
2,355	9.875%, 11/15/15 (m)	3,199
	U.S. Treasury Notes,
250	1.250%, 02/15/14	251
500	1.875%, 02/28/14	510
5,035	2.125%, 12/31/15	5,049
85	2.250%, 11/30/17	82
100	2.375%, 10/31/14	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,250	2.625%, 12/31/14	8,570
300	2.625%, 02/29/16	307
310	2.625%, 04/30/16	317
3,755	2.750%, 05/31/17	3,789
3,000	2.750%, 12/31/17	2,996
300	3.125%, 10/31/16	312
1,625	3.125%, 04/30/17	1,677
3,730	3.125%, 05/15/19	3,742
1,250	3.250%, 12/31/16	1,304
2,150	3.250%, 03/31/17	2,237
1,950	4.750%, 08/15/17	2,197
	U.S. Treasury Principal STRIPS,
61	02/15/12	61
202	11/15/13	196
4,950	02/15/14 (m)	4,777
12,666	05/15/14 (m)	12,132
4,500	08/15/14 (m)	4,280
3,518	11/15/14 (m)	3,317
3,500	02/15/15	3,277
3,325	02/15/15	3,109
95	08/15/15	87
32	08/15/15	30
7,452	11/15/15 (m)	6,765
5,766	02/15/16 (m)	5,175
1,072	05/15/16	951
2,005	08/15/16	1,755
300	11/15/16	260
700	11/15/16	606
932	02/15/17	797
257	05/15/17	218
946	08/15/17	791
1,960	11/15/17	1,618
200	02/15/18	163
495	05/15/19	379
4,350	08/15/19	3,288
2,000	02/15/20	1,469
150	05/15/20	109
4,920	05/15/20	3,559
1,200	08/15/20	856
100	08/15/21	67
1,350	11/15/21	894

	Total U.S. Treasury Obligations (Cost $117,454)	120,689

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 3.2%
	Investment Company — 3.2%
11,727	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $11,727)	11,727

	Total Investments — 99.5% (Cost $351,642)	365,046
	Other Assets in Excess of Liabilities — 0.5%	1,874

	NET ASSETS — 100.0%	$366,920

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2011.
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MBIA	— Insured by Municipal Bond Insurance Corp.
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2011.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (excluding cash collateral for securities on loan) (amounts in thousands):

Fund	Value	Percentage
Core Bond Trust	$5,184	0.2%
Intermediate Bond Trust	1,504	0.4

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,913,878	$333,414		$353,319
Investments in affiliates, at value	95,644	8,171		11,727

Total investment securities, at value	3,009,522	341,585		365,046
Cash	708	—		11
Receivables:
Investment securities sold	571	—		133
Fund shares sold	1,733	—		—
Interest and dividends	15,895	687		1,970
Securities lending income	—	—	(a)	—
Variation margin on futures contracts	—	16		—

Total Assets	3,028,429	342,288		367,160

LIABILITIES:
Payables:
Dividends	292	—		30
Investment securities purchased	3,819	992		1
Fund shares redeemed	1,154	—		105
Accrued liabilities:
Investment advisory fees	283	11		28
Custodian and accounting fees	135	50		46
Trustees’ and Chief Compliance Officer’s fees	2	4		2
Audit fees	26	24		22
Other	78	11		6

Total Liabilities	5,789	1,092		240

Net Assets	$3,022,640	$341,196		$366,920

NET ASSETS:
Paid in capital	$2,869,564	$318,484		$354,697
Accumulated undistributed (distributions in excess of) net investment income	492	1,969		1
Accumulated net realized gains (losses)	(5,400)	(54,060)		(1,182)
Net unrealized appreciation (depreciation)	157,984	74,803		13,404

Total Net Assets	$3,022,640	$341,196		$366,920

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	288,007	21,193		35,333

Net asset value, offering and redemption price per share	$10.50	$16.10		$10.38

Cost of investments in non-affiliates	$2,755,894	$259,895		$339,915
Cost of investments in affiliates	95,644	7,079		11,727

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2011

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$157,920	$1	$17,624
Dividend income from non-affiliates	—	6,151	—
Interest income from affiliates	5	—	1
Dividend income from affiliates	164	28	15
Income from securities lending (net)	31	19	4

Total investment income	158,120	6,199	17,644

EXPENSES:
Investment advisory fees	8,829	756	1,116
Administration fees	2,943	302	372
Custodian and accounting fees	333	96	133
Interest expense to affiliates	—	1	—
Professional fees	58	42	44
Trustees’ and Chief Compliance Officer’s fees	24	1	3
Printing and mailing costs	37	4	4
Transfer agent fees	42	—	1
Other	121	21	21

Total expenses	12,387	1,223	1,694

Less amounts waived	(8,200)	(926)	(1,156)
Less earnings credits	— (a)	— (a)	— (a)

Net expenses	4,187	297	538

Net investment income (loss)	153,933	5,902	17,106

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	7,940	(6,458)	1,888
Investment in affiliates	125	(5)	26
Futures	—	698	—

Net realized gain (loss)	8,065	(5,765)	1,914

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	55,113	62,179	1,450
Investments in affiliates	(124)	470	(25)
Futures	—	219	—

Change in net unrealized appreciation (depreciation)	54,989	62,868	1,425

Net realized/unrealized gains (losses)	63,054	57,103	3,339

Change in net assets resulting from operations	$216,987	$63,005	$20,445

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$153,933	$161,374	$5,902	$6,871	$17,106	$17,479
Net realized gain (loss)	8,065	1,634	(5,765)	(31,503)	1,914	(126)
Change in net unrealized appreciation (depreciation)	54,989	187,060	62,868	144,036	1,425	18,274

Change in net assets resulting from operations	216,987	350,068	63,005	119,404	20,445	35,627

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(153,857)	(161,358)	(5,840)	(7,266)	(17,137)	(17,467)

Total distributions to shareholders	(153,857)	(161,358)	(5,840)	(7,266)	(17,137)	(17,467)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	689,605	736,693	58,936	58,857	65,143	116,674
Subscriptions in-kind (see Note 7)	4,376	6,405	—	10,444	—	—
Dividends and distributions reinvested	124,882	72,935	2,401	1,101	15,597	12,019
Cost of shares redeemed	(668,047)	(563,557)	(82,128)	(121,637)	(76,325)	(75,185)

Change in net assets from capital transactions	$150,816	$252,476	$(20,791)	$(51,235)	$4,415	$53,508

NET ASSETS:
Change in net assets	213,946	441,186	36,374	60,903	7,723	71,668
Beginning of period	2,808,694	2,367,508	304,822	243,919	359,197	287,529

End of period	$3,022,640	$2,808,694	$341,196	$304,822	$366,920	$359,197

Accumulated undistributed (distributions in excess of) net investment income	$492	$343	$1,969	$1,978	$1	$32

SHARE TRANSACTIONS:
Issued	65,779	73,267	4,008	5,009	6,221	11,538
Subscriptions in-kind (see Note 7)	426	658	—	749	—	—
Reinvested	11,847	7,271	172	104	1,490	1,189
Redeemed	(63,504)	(56,041)	(5,706)	(10,314)	(7,326)	(7,408)

Change in Shares	14,548	25,155	(1,526)	(4,452)	385	5,319

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Year Ended February 28, 2011	$10.27	$0.55	$0.23	$0.78	$(0.55)	$—	$(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)

Equity Index Trust
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)

Intermediate Bond Trust
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.50	7.71%	$3,022,640	0.14%	5.23%	0.42%	20%
10.27	14.70	2,808,694	0.14	6.24	0.42	19
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
10.09	8.49	2,626,150	0.15	5.00	0.42	16
9.78	5.86	2,800,516	0.15	4.82	0.43	12

16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10

10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$78,174	$2,496	$80,670
Collateralized Mortgage Obligations	—	1,268,594	2,688	1,271,282
Commercial Mortgage-Backed Securities	—	53,795	—	53,795
Corporate Bonds
Consumer Discretionary	—	36,555	—	36,555
Consumer Staples	—	23,029	—	23,029
Energy	—	25,125	—	25,125
Financials	—	292,961	—	292,961
Health Care	—	7,642	—	7,642
Industrials	—	15,877	—	15,877
Information Technology	—	21,011	—	21,011
Materials	—	12,531	—	12,531
Telecommunication Services	—	33,095	—	33,095
Utilities	—	50,575	—	50,575

Total Corporate Bonds	—	518,401	—	518,401

Foreign Government Securities	—	10,712	—	10,712
Mortgage Pass-Through Securities	—	207,218	—	207,218
Municipal Bonds	—	3,228	—	3,228
Supranational	—	429	—	429
U.S. Government Agency Securities	—	17,514	—	17,514
U.S. Treasury Obligations	—	750,629	—	750,629
Short-Term Investment
Investment Company	95,644	—	—	95,644

Total Investments in Securities	$95,644	$2,908,694	$5,184	$3,009,522

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$341,160	$425	$—	$341,585

Appreciation in Other Financial Instruments
Futures Contracts	$192	$—	$—	$192

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of the portfolio holdings.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$7,794	$—	$7,794
Collateralized Mortgage Obligations	—	107,983	1,504	109,487
Commercial Mortgage-Backed Securities	—	4,897	—	4,897
Corporate Bonds
Consumer Discretionary	—	3,898	—	3,898
Consumer Staples	—	2,550	—	2,550
Energy	—	2,950	—	2,950
Financials	—	40,432	—	40,432
Health Care	—	780	—	780
Industrials	—	2,887	—	2,887
Information Technology	—	1,977	—	1,977
Materials	—	1,248	—	1,248
Telecommunication Services	—	4,564	—	4,564
Utilities	—	4,901	—	4,901

Total Corporate Bonds	—	66,187	—	66,187

Foreign Government Securities	—	668	—	668
Mortgage Pass-Through Securities	—	34,793	—	34,793
Supranational	—	43	—	43
U.S. Government Agency Securities	—	8,761	—	8,761
U.S. Treasury Obligations	—	120,689	—	120,689
Short-Term Investment
Investment Company	11,727	—	—	11,727

Total Investments in Securities	$11,727	$351,815	$1,504	$365,046

For each of the Funds, there were no transfers between Levels 1 and 2 during the year ended February 28, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust

Core Bond Trust Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Asset-Backed Securities	$1,100	$—	$6	$—	$2,975	$(485)	$—	$(1,100)	$2,496
Collateralized Mortgage Obligations	4,134	—	581	8	1,368	(14)	—	(3,389)	2,688

Total	$5,234	$—	$587	$8	$4,343	$(499)	$—	$(4,489)	$5,184

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

Intermediate Bond Trust

Intermediate Bond Trust Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Asset-Backed Securities	$63	$—	$—	$—	$—	$—	$—	$(63)	$—
Collateralized Mortgage Obligations	75	(4)	12	—	1,461	(40)	—	—	1,504

Total	$138	$(4)	$12	$—	$1,461	$(40)	$—	$(63)	$1,504

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Value
Core Bond Trust	$511
Intermediate Bond Trust	51

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of February 28, 2011 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$5,184	0.2%
Intermediate Bond Trust	1,504	0.4

C. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Fund buys futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin are also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

The table below discloses the volume of the Fund’s derivatives activities during the year ended February 28, 2011 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$3,837
Ending Notional Balance Long	2,387

D. Transactions with Affiliates — An issuer which is under common control with the Funds may be considered to be an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2010	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income		Shares/Principal Amount ($) at February 28, 2011	Value at February 28, 2011
Core Bond Trust
Bear Stearns Cos., Inc. (The), 5.700%, 11/15/14*	$1,099	$—	$1,097	$88	$4		—	$—
Bear Stearns Cos., Inc. (The), 7.250%, 02/01/18*	243	—	246	37	1		—	—
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110%	161,993	811,673	878,022	—	164		95,644	95,644
JPMorgan Prime Money Market Fund, Capital Shares**	40,018	193,187	233,205	—	53		—	—

	$203,353	$1,004,860	$1,112,570	$125	$222		95,644	$95,644

Equity Index Trust
JPMorgan Chase & Co. (common stock)***	$4,999	$437	$807	$(5)	$22		109	$5,094
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110%	2,266	53,431	52,620	—	6		3,077	3,077
JPMorgan Prime Money Market Fund, Capital Shares**	1,131	16,600	17,731	—	4		—	—

	$8,396	$70,468	$71,158	$(5)	$32		3,186	$8,171

Intermediate Bond Trust
Bear Stearns Cos., Inc. (The), 5.700%, 11/15/14*	$110	$—	$110	$9	$—	(a)	—	$—
Bear Stearns Cos., Inc. (The), 7.250%, 02/01/18*	116	—	117	17	1		—	—
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110%	11,880	112,943	113,096	—	15		11,727	11,727
JPMorgan Prime Money Market Fund, Capital Shares**	537	44,330	44,867	—	4		—	—

	$12,643	$157,273	$158,190	$26	$20		11,727	$11,727

(a)	Amount rounds to less than $1,000.
*	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.
***	Security is included in an index in which the Fund, as an index fund, invests.

E. Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (the “Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent for the Funds pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

For the year ended February 28, 2011, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands):

Value
Core Bond Trust	$34
Equity Index Trust	2
Intermediate Bond Trust	2

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities plus accrued interest and 105% of the value of loaned non-dollar-denominated securities, plus accrued interest. The Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar-denominated securities, respectively, subject to certain de minimis guidelines.

As of February 28, 2011, there were no securities on loan.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Advisor of the Funds waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Value
Core Bond Trust	$20
Equity Index Trust	1
Intermediate Bond Trust	1

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the Securities Lending Agreement, JPMCB is entitled to a fee, paid monthly in arrears equal to (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar-denominated securities outstanding during a given month.

The Funds incurred lending agent fees to JPMCB as follows for the year ended February 28, 2011 (amounts in thousands):

	Lending Agent Fees Incurred
Core Bond Trust	$6
Equity Index Trust	—	(a)
Intermediate Bond Trust	1

(a)	Amount rounds to less than $1,000.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

I. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated Undistributed/ (Overdistributed) Net Investment Income		Accumulated Net Realized Gain (Loss) on Investments
Core Bond Trust	$(73)		$73		$—
Equity Index Trust	—	(a)	(71)		71
Intermediate Bond Trust	—	(a)	—	(a)	—

(a)	Amount rounds to less than $1,000.

The reclassifications for the Core Bond Trust and the Intermediate Bond Trust relate primarily to closing entry reversals and distributions from investments in real estate investment trusts for the Equity Index Trust.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annualized rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

The contractual expense limitation agreements were in effect for the year ended February 28, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2011.

For the year ended February 28, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$5,029	$2,943	$7,972
Equity Index Trust	618	302	920
Intermediate Bond Trust	764	372	1,136

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the year ended February 28, 2011 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$228
Equity Index Trust	6
Intermediate Bond Trust	20

F. Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 28, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$423,911	$438,148	$308,257	$108,206
Equity Index Trust	37,561	57,226	—	—
Intermediate Bond Trust	50,225	70,325	53,166	28,785

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,851,572	$194,147	$36,197	$157,950
Equity Index Trust	289,166	71,971	19,552	52,419
Intermediate Bond Trust	351,642	17,887	4,483	13,404

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals (Core Bond Trust and Equity Index Trust).

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows:

	Total Distributions Paid From:
	Ordinary Income	Total Distributions Paid
Core Bond Trust	$153,857	$153,857
Equity Index Trust	5,840	5,840
Intermediate Bond Trust	17,137	17,137

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows:

	Total Distributions Paid From:
	Ordinary Income	Total Distributions Paid
Core Bond Trust	$161,358	$161,358
Equity Index Trust	7,266	7,266
Intermediate Bond Trust	17,467	17,467

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$791	$(5,367)	$157,950
Equity Index Trust	1,970	(30,903)	52,419
Intermediate Bond Trust	31	(1,181)	13,404

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals (Core Bond Trust and Equity Index Trust), deferred trustees compensation (Equity Index Trust) and distributions payable (Core Bond Trust and Intermediate Bond Trust).

As of February 28, 2011, the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2015	2016	2017	2018	2019	Total
Core Bond Trust	$—	$—	$5,367	$—	$—	$5,367
Equity Index Trust	—	—	9,624	14,261	7,018	30,903
Intermediate Bond Trust	209	134	713	125	—	1,181

During the year ended February 28, 2011, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

Core Bond Trust	$8,065
Intermediate Bond Trust	1,914

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2011, Equity Index Trust deferred to March 1, 2011 post-October capital losses of approximately $ 774,000.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. Significant shareholder transactions, if any, may impact the Funds’ performance.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the years ended February 28, 2011 and February 28, 2010, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Year Ended February 28, 2011

Date	Market Value	Type
March 30, 2010	$4,376	Subscription-in-kind

Year Ended February 28, 2010

Date	Market Value	Type
March 30, 2009	$6,405	Subscription-in-kind

For the year ended February 28, 2010, certain shareholders of the Equity Index Trust purchased shares and the Equity Index Trust received portfolio securities primarily by means of a subscription-in-kind in exchange for shares of the Fund. Portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Year Ended February 28, 2010

Date	Market Value	Type
January 20, 2010	$10,444	Subscription-in-kind

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (hereafter referred to as the “Funds”) at February 28, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2009; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2009.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)	Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)	Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation;

Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Core Bond Trust
Class A
Actual	$1,000.00	$1,010.40	$0.70	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

Equity Index Trust
Class A
Actual	1,000.00	1,275.90	0.56	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

Intermediate Bond Trust
Class A
Actual	1,000.00	1,000.90	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2011

TAX LETTER

(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Dividends Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividends received deduction for corporate rate shareholders for the fiscal year ended February 28, 2011:

Dividends Received Deduction
Equity Index Trust	100.00%

Qualified Dividend Income (QDI)

For the fiscal year ended February 28, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$5,840

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2011:

Income from U.S. Treasury Obligations
Core Bond Trust	19.92%
Intermediate Bond Trust	23.50

FEBRUARY 28, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

FOR MORE INFORMATION:

INVESTMENT ADVISOR

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-INSTT-211

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is William Armstrong. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2011 – $100,800

2010 – $88,500

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2011 – $35,400

2010 – $35,400

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant that were reasonably related to the performance of the annual audit of the Registrant’s financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2011 – $23,370

2010 – $23,520

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2011 and 2010, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2011 – Not applicable

2010 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of

Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2011 – 0.0%

2010 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant for the last two calendar year ends were:

2010 – $31.9 million

2009 – $25.9 million

These amounts also include the aggregate non audit fees billed by the Independent Registered Public Accounting firm for services rendered to J.P. Morgan Chase & Co. (“JPMC”) and certain related entities.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
May 9, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
May 9, 2011